UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02383

AB BOND FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2019

Date of reporting period: January 31, 2019

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Bond Fund, Inc.

AB Bond Inflation Strategy

Portfolio of Investments

January 31, 2019 (unaudited)

	Principal Amount (000)		U.S. $ Value
INFLATION-LINKED SECURITIES - 86.4%
Japan - 0.8%
Japanese Government CPI Linked Bond
Series 22
0.10%, 3/10/27	JPY	487,641	$4,630,946

United States - 85.6%
U.S. Treasury Inflation Index
0.125%, 4/15/20 (TIPS) (a)(b)	U.S.$	57,705	56,920,841
0.125%, 4/15/21-7/15/26 (TIPS)		90,367	87,542,680
0.125%, 7/15/24 (TIPS) (a)		46,685	45,430,014
0.375%, 7/15/25 (TIPS) (a)		45,464	44,633,133
0.375%, 7/15/27 (TIPS)		58,732	57,006,351
0.50%, 1/15/28 (TIPS)		6,199	6,044,232
0.625%, 7/15/21-1/15/26 (TIPS)		73,581	73,317,845
0.625%, 4/15/23-1/15/24 (TIPS) (a)		62,809	62,595,075
0.75%, 7/15/28 (TIPS)		12,613	12,610,530
1.75%, 1/15/28 (TIPS)		5,786	6,260,837
2.00%, 1/15/26 (TIPS)		11,350	12,310,682
2.375%, 1/15/25-1/15/27 (TIPS)		37,681	42,190,377
3.875%, 4/15/29 (TIPS)		6,429	8,340,983

			515,203,580

Total Inflation-Linked Securities (cost $524,328,996)			519,834,526

CORPORATES - INVESTMENT GRADE - 14.7%
Financial Institutions - 7.4%
Banking - 6.5%
ABN AMRO Bank NV
4.75%, 7/28/25 (c)		200	204,454
Banco Santander SA
3.25%, 4/04/26 (c)	EUR	400	484,761
3.50%, 4/11/22	U.S.$	600	597,990
5.179%, 11/19/25		600	617,016
Bank of America Corp.
Series DD
6.30%, 12/29/49 (d)		295	315,550
Series L
3.95%, 4/21/25		2,182	2,191,732
Series Z
6.50%, 10/29/49 (d)		458	490,481
Bank of Nova Scotia (The)
2.50%, 1/08/21		344	341,788
Banque Federative du Credit Mutuel SA
2.75%, 10/15/20 (c)		555	550,699
Barclays PLC
3.684%, 1/10/23		700	685,398
BB&T Corp.
2.625%, 6/29/20		480	478,301
BNP Paribas SA
2.375%, 5/21/20		534	530,166
3.80%, 1/10/24 (c)		332	329,417
Series E
2.25%, 1/11/27 (c)	EUR	199	227,639

	Principal Amount (000)		U.S. $ Value
BPCE SA
2.65%, 2/03/21	U.S.$	470	$464,228
5.70%, 10/22/23 (c)		213	222,749
Capital One Financial Corp.
3.30%, 10/30/24		1,241	1,207,580
Citigroup, Inc.
3.875%, 3/26/25		655	651,967
4.044%, 6/01/24		2,091	2,134,890
Compass Bank
2.875%, 6/29/22		1,508	1,455,084
Cooperatieve Rabobank UA
4.375%, 8/04/25		396	399,259
Credit Agricole SA/London
2.75%, 6/10/20 (c)		565	562,294
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 6/09/23		1,285	1,278,614
4.55%, 4/17/26		891	905,595
Discover Bank
4.682%, 8/09/28		327	325,806
Goldman Sachs Group, Inc. (The)
2.35%, 11/15/21		382	373,168
2.905%, 7/24/23		922	902,048
3.85%, 7/08/24		1,000	1,012,520
4.306% (LIBOR 3 Month + 1.60%), 11/29/23 (e)		406	412,025
HSBC Bank USA NA
4.875%, 8/24/20		535	547,038
HSBC Holdings PLC
4.25%, 3/14/24		1,148	1,165,760
4.292%, 9/12/26		627	634,091
ING Bank NV
5.80%, 9/25/23 (c)		1,359	1,440,268
Intesa Sanpaolo SpA
3.875%, 1/12/28 (c)		510	437,396
JPMorgan Chase & Co.
2.295%, 8/15/21		322	316,210
3.22%, 3/01/25		1,180	1,165,179
4.25%, 10/15/20		55	56,094
KeyBank NA/Cleveland OH
2.25%, 3/16/20		833	827,086
Lloyds Banking Group PLC
4.582%, 12/10/25		1,191	1,166,013
Manufacturers & Traders Trust Co.
2.625%, 1/25/21		947	939,500
Morgan Stanley
3.737%, 4/24/24		1,196	1,207,637
5.00%, 11/24/25		300	317,043
Series G
4.35%, 9/08/26		929	938,894
5.50%, 7/28/21		456	481,887
National Australia Bank Ltd./New York
Series G
2.625%, 7/23/20		400	397,792
Nationwide Building Society
4.00%, 9/14/26 (c)		820	765,716
PNC Bank NA
2.60%, 7/21/20		250	248,753

	Principal Amount (000)		U.S. $ Value
3.80%, 7/25/23	U.S.$	940	$954,598
Santander Holdings USA, Inc.
4.40%, 7/13/27		1,190	1,168,782
Santander UK PLC
5.00%, 11/07/23 (c)		505	508,868
UBS AG/Stamford CT
7.625%, 8/17/22		465	509,342
UBS Group Funding Switzerland AG
4.125%, 9/24/25 (c)		1,153	1,167,516
US Bancorp Series J
5.30%, 4/15/27 (d)		427	421,005
Wells Fargo & Co.
3.069%, 1/24/23		759	754,772
3.75%, 1/24/24		489	497,528

			39,387,987

Finance - 0.2%
Synchrony Financial
4.50%, 7/23/25		1,250	1,216,550

Insurance - 0.5%
American International Group, Inc.
Series A-9
5.75%, 4/01/48		665	622,852
Coventry Health Care, Inc.
5.45%, 6/15/21		415	432,405
Guardian Life Insurance Co. of America (The)
4.85%, 1/24/77 (c)		183	180,808
MetLife, Inc.
5.70%, 6/15/35		90	105,585
Nationwide Financial Services, Inc.
5.375%, 3/25/21 (c)		360	372,395
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (c)		125	189,226
New York Life Global Funding
1.95%, 2/11/20 (c)		905	897,815

			2,801,086

REITS - 0.2%
American Tower Corp.
3.40%, 2/15/19		398	398,000
Welltower, Inc.
4.00%, 6/01/25		708	709,303

			1,107,303

			44,512,926

Industrial - 6.9%
Basic - 0.8%
DowDuPont, Inc.
4.205%, 11/15/23		915	948,791
4.493%, 11/15/25		915	960,348
Eastman Chemical Co.
3.80%, 3/15/25		227	225,066

	Principal Amount (000)		U.S. $ Value
Suzano Austria GmbH
6.00%, 1/15/29 (c)	U.S.$	937	$980,336
Vale Overseas Ltd.
6.25%, 8/10/26		1,640	1,748,650

			4,863,191

Capital Goods - 0.3%
Embraer Netherlands Finance BV
5.40%, 2/01/27		590	622,450
General Electric Co.
Series D
5.00%, 12/29/49 (d)		87	76,070
United Technologies Corp.
3.95%, 8/16/25		750	768,585

			1,467,105

Communications - Media - 0.1%
CBS Corp.
3.50%, 1/15/25		300	291,771
Cox Communications, Inc.
2.95%, 6/30/23 (c)		163	158,671
Time Warner Cable LLC
4.50%, 9/15/42		235	197,374
5.00%, 2/01/20		35	35,551
8.75%, 2/14/19		25	25,042

			708,409

Communications - Telecommunications - 0.8%
AT&T, Inc.
3.40%, 5/15/25		1,382	1,351,278
4.125%, 2/17/26		431	434,931
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
4.738%, 9/20/29 (c)		1,150	1,147,631
Verizon Communications, Inc.
4.862%, 8/21/46		574	586,157
Vodafone Group PLC
3.75%, 1/16/24		478	477,589
4.125%, 5/30/25		1,046	1,049,985

			5,047,571

Consumer Cyclical - Automotive - 0.2%
General Motors Financial Co., Inc.
5.10%, 1/17/24		1,166	1,184,329

Consumer Non-Cyclical - 1.8%
AmerisourceBergen Corp.
4.30%, 12/15/47		475	412,328
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 1/23/29		927	962,467
Baxalta, Inc.
3.60%, 6/23/22		209	208,312
Cigna Corp.
3.75%, 7/15/23 (c)		318	322,159
4.125%, 11/15/25 (c)		374	381,985

	Principal Amount (000)		U.S. $ Value
4.375%, 10/15/28 (c)	U.S.$	501	$514,427
CVS Health Corp.
4.10%, 3/25/25		685	697,255
4.30%, 3/25/28		685	694,254
Gilead Sciences, Inc.
2.55%, 9/01/20		1,360	1,353,404
Mylan, Inc.
3.125%, 1/15/23 (c)		1,300	1,236,105
Reynolds American, Inc.
6.875%, 5/01/20		570	594,556
Sigma Alimentos SA de CV
4.125%, 5/02/26 (c)		209	201,622
Takeda Pharmaceutical Co., Ltd.
4.40%, 11/26/23 (c)		1,151	1,186,462
Tyson Foods, Inc.
2.65%, 8/15/19		199	198,634
3.95%, 8/15/24		650	656,500
Zimmer Biomet Holdings, Inc.
2.70%, 4/01/20		570	567,270
Zoetis, Inc.
3.45%, 11/13/20		509	511,744

			10,699,484

Energy - 1.8%
Cenovus Energy, Inc.
3.00%, 8/15/22		33	31,770
5.70%, 10/15/19		61	61,979
Energy Transfer Operating LP
4.50%, 4/15/24		336	343,063
5.20%, 2/01/22		510	529,518
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23		115	117,115
Enterprise Products Operating LLC
3.70%, 2/15/26		771	771,910
5.20%, 9/01/20		335	346,145
Hess Corp.
4.30%, 4/01/27		1,053	1,015,482
Kinder Morgan Energy Partners LP
4.15%, 3/01/22		104	105,993
5.00%, 10/01/21		1,200	1,242,732
Marathon Petroleum Corp.
5.125%, 3/01/21		280	290,469
Noble Energy, Inc.
3.90%, 11/15/24		491	481,965
4.15%, 12/15/21		561	568,360
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24		621	599,824
Sabine Pass Liquefaction LLC
5.00%, 3/15/27		418	432,015
TransCanada PipeLines Ltd.
9.875%, 1/01/21		930	1,037,257
Valero Energy Corp.
6.125%, 2/01/20		476	489,399
Western Gas Partners LP
4.50%, 3/01/28		375	361,264

	Principal Amount (000)		U.S. $ Value
4.75%, 8/15/28	U.S.$	249	$244,110
Williams Cos., Inc. (The)
3.90%, 1/15/25		1,250	1,249,625
4.125%, 11/15/20		300	303,483

			10,623,478

Other Industrial - 0.1%
Alfa SAB de CV
5.25%, 3/25/24 (c)		600	610,500

Services - 0.3%
Expedia Group, Inc.
3.80%, 2/15/28		886	828,897
S&P Global, Inc.
4.40%, 2/15/26		611	640,646
Total System Services, Inc.
4.00%, 6/01/23		496	497,126

			1,966,669

Technology - 0.6%
Agilent Technologies, Inc.
5.00%, 7/15/20		7	7,181
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.625%, 1/15/24		190	184,686
3.875%, 1/15/27		407	374,595
Dell International LLC/EMC Corp.
4.42%, 6/15/21 (c)		456	463,342
5.45%, 6/15/23 (c)		130	136,084
6.02%, 6/15/26 (c)		424	443,271
Hewlett Packard Enterprise Co.
2.10%, 10/04/19 (c)		871	865,365
KLA-Tencor Corp.
4.65%, 11/01/24		639	663,831
Lam Research Corp.
2.80%, 6/15/21		250	248,637
Seagate HDD Cayman
4.75%, 1/01/25		398	374,088

			3,761,080

Transportation - Services - 0.1%
Adani Ports & Special Economic Zone Ltd.
3.95%, 1/19/22 (c)		565	557,058

			41,488,874

Utility - 0.4%
Electric - 0.4%
CMS Energy Corp.
5.05%, 3/15/22		144	150,765
Enel Chile SA
4.875%, 6/12/28		821	838,446
Exelon Generation Co. LLC
2.95%, 1/15/20		736	734,190
Israel Electric Corp., Ltd.
Series 6
5.00%, 11/12/24 (c)		620	652,550

			2,375,951

Total Corporates - Investment Grade (cost $88,036,183)			88,377,751

	Principal Amount (000)		U.S. $ Value
COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.0%
Non-Agency Fixed Rate CMBS - 5.8%
CCUBS Commercial Mortgage Trust
Series 2017-C1, Class A4
3.544%, 11/15/50	U.S.$	1,210	$1,204,144
CFCRE Commercial Mortgage Trust
Series 2016-C4, Class A4
3.283%, 5/10/58		730	717,138
CGRBS Commercial Mortgage Trust
Series 2013-VN05, Class A
1.00%, 3/13/35 (c)		885	896,778
Citigroup Commercial Mortgage Trust
Series 2013-GC11, Class D
4.422%, 4/10/46 (c)(f)		191	190,511
Series 2015-GC27, Class A5
3.137%, 2/10/48		1,382	1,373,712
Series 2015-GC27, Class XA
1.379%, 2/10/48 (g)		12,613	806,042
Series 2015-GC35, Class A4
3.818%, 11/10/48		450	463,525
Series 2016-C1, Class A4
3.209%, 5/10/49		775	766,213
Series 2016-GC36, Class A5
3.616%, 2/10/49		565	573,532
Commercial Mortgage Trust
Series 2013-SFS, Class A1
1.873%, 4/12/35 (c)		215	208,856
Series 2015-CR24, Class A5
3.696%, 8/10/48		590	601,798
Series 2015-CR25, Class A4
3.759%, 8/10/48		1,155	1,180,987
Series 2015-DC1, Class A5
3.35%, 2/10/48		1,220	1,221,451
Series 2015-PC1, Class A5
3.902%, 7/10/50		745	767,393
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class A4
3.504%, 6/15/57		475	479,603
Series 2015-C3, Class A4
3.718%, 8/15/48		395	402,331
Series 2015-C4, Class A4
3.808%, 11/15/48		1,853	1,894,672
GS Mortgage Securities Corp. II
Series 2013-KING, Class A
2.706%, 12/10/27 (c)		675	671,978
GS Mortgage Securities Trust
Series 2013-G1, Class A1
2.059%, 4/10/31 (c)		370	361,813
Series 2014-GC18, Class D
4.996%, 1/10/47 (c)(f)		581	520,924
Series 2018-GS9, Class A4

	Principal Amount (000)		U.S. $ Value
3.992%, 3/10/51	U.S.$	1,150	$1,189,002
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP9, Class AM
5.372%, 5/15/47 (f)		42	42,014
Series 2011-C5, Class D
5.373%, 8/15/46 (c)(f)		129	128,598
JPMBB Commercial Mortgage Securities Trust
Series 2014-C21, Class A5
3.775%, 8/15/47		1,220	1,251,877
Series 2014-C22, Class XA
0.875%, 9/15/47 (g)		21,845	841,375
Series 2015-C30, Class A5
3.822%, 7/15/48		585	600,268
Series 2015-C31, Class A3
3.801%, 8/15/48		990	1,015,091
Series 2015-C32, Class C
4.667%, 11/15/48 (f)		545	550,643
Series 2015-C33, Class A4
3.77%, 12/15/48		1,150	1,178,008
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP7, Class XA
1.084%, 9/15/50 (g)		9,016	587,507
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AJ
5.452%, 9/15/39 (f)		144	99,186
LSTAR Commercial Mortgage Trust
Series 2015-3, Class A2
2.729%, 4/20/48 (c)		310	308,842
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C25, Class XA
1.117%, 10/15/48 (g)		11,047	604,967
Morgan Stanley Capital I Trust
Series 2005-IQ9, Class D
5.00%, 7/15/56 (f)(h)		320	297,811
Series 2016-UB12, Class A4
3.596%, 12/15/49		870	877,496
UBS Commercial Mortgage Trust
Series 2018-C10, Class A4
4.313%, 5/15/51		1,200	1,266,853
Series 2018-C8, Class A4
3.983%, 2/15/51		990	1,019,649
Series 2018-C9, Class A4
4.117%, 3/15/51		1,800	1,872,609
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4, Class A5
2.85%, 12/10/45		2,309	2,288,317
Wells Fargo Commercial Mortgage Trust
Series 2015-C27, Class A5
3.451%, 2/15/48		1,160	1,169,593
Series 2015-SG1, Class C
1.00%, 9/15/48 (f)		537	528,483
Series 2016-LC25, Class C
4.42%, 12/15/59 (f)		330	329,838

	Principal Amount (000)		U.S. $ Value
Series 2016-NXS6, Class A4
2.918%, 11/15/49	U.S.$	900	$866,567
Series 2016-NXS6, Class C
4.312%, 11/15/49 (f)		525	529,063
WF-RBS Commercial Mortgage Trust
Series 2014-C20, Class A2
3.036%, 5/15/47		241	241,028

			34,988,086

Non-Agency Floating Rate CMBS - 2.2%
Ashford Hospitality Trust
Series 2018-ASHF, Class A
3.409% (LIBOR 1 Month + 0.90%), 4/15/35 (c)(e)		1,093	1,082,280
Series 2018-KEYS, Class A
3.509% (LIBOR 1 Month + 1.00%), 5/15/35 (c)(e)		1,250	1,243,381
BAMLL Commercial Mortgage Securities Trust
Series 2017-SCH, Class AF
3.509% (LIBOR 1 Month + 1.00%), 11/15/33 (c)(e)(f)		1,755	1,754,406
BHMS
Series 2018-ATLS, Class A
3.759% (LIBOR 1 Month + 1.25%), 7/15/35 (c)(e)		1,235	1,231,941
Braemar Hotels & Resorts Trust
Series 2018-PRME, Class A
3.329% (LIBOR 1 Month + 0.82%), 6/15/35 (c)(e)		1,000	987,662
BX Trust
Series 2017-IMC, Class A
3.559% (LIBOR 1 Month + 1.05%), 10/15/32 (c)(e)		1,150	1,143,124
Series 2018-EXCL, Class A
3.597% (LIBOR 1 Month + 1.09%), 9/15/37 (c)(e)		1,175	1,169,244
Credit Suisse Mortgage Trust
Series 2016-MFF, Class D
7.109% (LIBOR 1 Month + 4.60%), 11/15/33 (c)(e)(f)		185	184,973
DBWF Mortgage Trust
Series 2018-GLKS, Class A
3.41% (LIBOR 1 Month + 1.03%), 11/19/35 (c)(e)		1,042	1,034,033
Great Wolf Trust
Series 2017-WOLF, Class A
3.509% (LIBOR 1 Month + 0.85%), 9/15/34 (c)(e)		745	742,213
Morgan Stanley Capital I Trust
Series 2015-XLF2, Class SNMA
4.468% (LIBOR 1 Month + 1.95%), 11/15/26 (c)(e)		182	182,029

	Principal Amount (000)		U.S. $ Value
Natixis Commercial Mortgage Securities Trust
Series 2018-850T, Class A
3.238% (LIBOR 1 Month + 0.78%), 7/15/33 (c)(e)	U.S.$	1,200	$1,196,825
RETL
Series 2018-RVP, Class A
3.609% (LIBOR 1 Month + 1.10%), 3/15/33 (c)(e)		400	396,080
Starwood Retail Property Trust
Series 2014-STAR, Class A
3.729% (LIBOR 1 Month + 1.22%), 11/15/27 (c)(e)		981	972,701

			13,320,892

Total Commercial Mortgage-Backed Securities (cost $48,525,855)			48,308,978

COLLATERALIZED MORTGAGE OBLIGATIONS - 5.0%
Risk Share Floating Rate - 4.0%
Bellemeade Re Ltd.
Series 2018-2A, Class M1B
3.86% (LIBOR 1 Month + 1.35%), 8/25/28 (c)(e)		364	362,508
Series 2018-3A, Class M1B
4.36% (LIBOR 1 Month + 1.85%), 10/25/27 (c)(e)		755	753,826
Connecticut Avenue Securities Trust
Series 2018-R07, Class 1M2
4.906% (LIBOR 1 Month + 2.40%), 4/25/31 (c)(e)		711	715,635
Eagle RE Ltd.
Series 2018-1, Class M1
4.206% (LIBOR 1 Month + 1.70%), 11/25/28 (c)(e)		337	337,367
Federal Home Loan Mortgage Corp.
Structured Agency Credit Risk Debt Notes
Series 2013-DN2, Class M2
6.76% (LIBOR 1 Month + 4.25%), 11/25/23 (e)		1,544	1,685,281
Series 2014-DN3, Class M3
6.51% (LIBOR 1 Month + 4.00%), 8/25/24 (e)		1,218	1,318,724
Series 2014-HQ3, Class M3
7.26% (LIBOR 1 Month + 4.75%), 10/25/24 (e)		262	288,881
Series 2015-DNA2, Class M2
5.11% (LIBOR 1 Month + 2.60%), 12/25/27 (e)		315	318,756
Series 2015-DNA2, Class M3
6.41% (LIBOR 1 Month + 3.90%), 12/25/27 (e)		805	874,720
Series 2015-HQA1, Class M2
5.16% (LIBOR 1 Month + 2.65%), 3/25/28 (e)		216	218,952

	Principal Amount (000)		U.S. $ Value
Series 2015-HQA2, Class M3
7.31% (LIBOR 1 Month + 4.80%), 5/25/28 (e)	U.S.$	276	$314,585
Series 2016-DNA1, Class M3
8.056% (LIBOR 1 Month + 5.55%), 7/25/28 (e)		324	384,479
Series 2016-DNA2, Class M3
7.16% (LIBOR 1 Month + 4.65%), 10/25/28 (e)		1,100	1,239,453
Series 2017-DNA1, Class M2
5.76% (LIBOR 1 Month + 3.25%), 7/25/29 (e)		850	912,315
Series 2017-DNA3, Class M2
5.01% (LIBOR 1 Month + 2.50%), 3/25/30 (e)		900	924,450
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C03, Class 1M2
5.51% (LIBOR 1 Month + 3.00%), 7/25/24 (e)		412	436,991
Series 2014-C04, Class 1M2
7.41% (LIBOR 1 Month + 4.90%), 11/25/24 (e)		410	459,779
Series 2014-C04, Class 2M2
7.51% (LIBOR 1 Month + 5.00%), 11/25/24 (e)		122	135,737
Series 2015-C01, Class 1M2
6.81% (LIBOR 1 Month + 4.30%), 2/25/25 (e)		994	1,084,336
Series 2015-C01, Class 2M2
7.06% (LIBOR 1 Month + 4.55%), 2/25/25 (e)		228	245,755
Series 2015-C02, Class 1M2
6.51% (LIBOR 1 Month + 4.00%), 5/25/25 (e)		375	408,031
Series 2015-C02, Class 2M2
6.51% (LIBOR 1 Month + 4.00%), 5/25/25 (e)		266	284,929
Series 2015-C03, Class 1M2
7.51% (LIBOR 1 Month + 5.00%), 7/25/25 (e)		487	547,903
Series 2015-C03, Class 2M2
7.51% (LIBOR 1 Month + 5.00%), 7/25/25 (e)		460	509,431
Series 2015-C04, Class 1M2
8.21% (LIBOR 1 Month + 5.70%), 4/25/28 (e)		949	1,087,899
Series 2015-C04, Class 2M2
8.06% (LIBOR 1 Month + 5.55%), 4/25/28 (e)		450	506,205
Series 2016-C01, Class 1M2
9.26% (LIBOR 1 Month + 6.75%), 8/25/28 (e)		587	687,038
Series 2016-C01, Class 2M2

	Principal Amount (000)		U.S. $ Value
9.46% (LIBOR 1 Month + 6.95%), 8/25/28 (e)	U.S.$	407	$470,864
Series 2016-C02, Class 1M2
8.51% (LIBOR 1 Month + 6.00%), 9/25/28 (e)		505	579,129
Series 2016-C03, Class 2M2
8.41% (LIBOR 1 Month + 5.90%), 10/25/28 (e)		1,781	2,009,421
Series 2016-C05, Class 2M2
6.96% (LIBOR 1 Month + 4.45%), 1/25/29 (e)		1,165	1,271,627
Series 2016-C07, Class 2M2
6.86% (LIBOR 1 Month + 4.35%), 5/25/29 (e)		1,138	1,241,648
Series 2017-C03, Class 1M2
5.51% (LIBOR 1 Month + 3.00%), 10/25/29 (e)		580	613,374
Home Re Ltd.
Series 2018-1, Class M1
4.11% (LIBOR 1 Month + 1.60%), 10/25/28 (c)(e)		574	577,423
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 2M1
5.36% (LIBOR 1 Month + 2.85%), 11/25/25 (e)(i)		10	10,206

			23,817,658

Agency Floating Rate - 1.0%
Federal Home Loan Mortgage Corp. REMICs
Series 3955, Class SD
4.091% (6.60% - LIBOR 1 Month), 11/15/41 (e)(j)		4,954	733,030
Series 4693, Class SL
3.641% (6.15% - LIBOR 1 Month), 6/15/47 (e)(j)		2,627	458,306
Series 4727, Class SA
3.691% (6.20% - LIBOR 1 Month), 11/15/47 (e)(j)		3,041	515,499
Federal National Mortgage Association REMICs
Series 2011-131, Class ST
4.03% (6.54% - LIBOR 1 Month), 12/25/41 (e)(j)		1,342	247,938
Series 2014-17, Class SA
3.54% (6.05% - LIBOR 1 Month), 4/25/44 (e)(j)		3,288	534,411
Series 2014-78, Class SE
3.59% (6.10% - LIBOR 1 Month), 12/25/44 (e)(j)		2,318	362,350
Series 2014-92, Class SX
3.59% (6.10% - LIBOR 1 Month), 1/25/45 (e)(j)		2,979	497,084
Series 2016-77, Class DS

	Principal Amount (000)		U.S. $ Value
3.49% (6.00% - LIBOR 1 Month), 10/25/46 (e)(j)	U.S.$	2,691	$429,362
Series 2017-62, Class AS
3.64% (6.15% - LIBOR 1 Month), 8/25/47 (e)(j)		2,720	445,336
Series 2017-81, Class SA
3.69% (6.20% - LIBOR 1 Month), 10/25/47 (e)(j)		2,845	488,230
Series 2017-97, Class LS
3.69% (6.20% - LIBOR 1 Month), 12/25/47 (e)(j)		2,908	523,276
Government National Mortgage Association
Series 2017-122, Class SA
3.697% (6.20% - LIBOR 1 Month), 8/20/47 (e)(j)		1,975	354,895
Series 2017-134, Class MS
3.697% (6.20% - LIBOR 1 Month), 9/20/47 (e)(j)		1,901	368,876

			5,958,593

Total Collateralized Mortgage Obligations (cost $28,486,456)			29,776,251

ASSET-BACKED SECURITIES - 4.6%
Autos - Fixed Rate - 2.4%
Avis Budget Rental Car Funding AESOP LLC
Series 2013-2A, Class A
2.97%, 2/20/20 (c)		48	48,163
Series 2018-1A, Class A
3.70%, 9/20/24 (c)		1,760	1,786,963
Series 2018-2A, Class A
4.00%, 3/20/25 (c)		1,425	1,456,641
CPS Auto Receivables Trust
Series 2017-D, Class A
1.87%, 3/15/21 (c)		261	260,462
Exeter Automobile Receivables Trust
Series 2016-1A, Class D
8.20%, 2/15/23 (c)		250	262,650
Series 2017-2A, Class A
2.11%, 6/15/21 (c)		80	79,401
Series 2017-3A, Class A
2.05%, 12/15/21 (c)		290	288,446
Series 2018-2A, Class A
2.79%, 7/15/21 (c)		324	323,300
Flagship Credit Auto Trust
Series 2016-2, Class D
8.56%, 11/15/23 (c)		325	343,983
Series 2016-4, Class D
3.89%, 11/15/22 (c)		330	331,052
Series 2017-2, Class A
1.85%, 7/15/21 (c)		243	242,526
Series 2017-4, Class A
2.07%, 4/15/22 (c)		179	177,870
Series 2018-3, Class B

	Principal Amount (000)		U.S. $ Value
3.59%, 12/16/24 (c)	U.S.$	1,200	$1,205,249
Ford Credit Auto Owner Trust
Series 2014-2, Class A
2.31%, 4/15/26 (c)		728	724,482
Hertz Vehicle Financing II LP
Series 2015-1A, Class A
2.73%, 3/25/21 (c)		625	621,503
Series 2015-1A, Class B
3.52%, 3/25/21 (c)		489	487,249
Series 2015-3A, Class A
2.67%, 9/25/21 (c)		1,000	989,826
Series 2016-1A, Class A
2.32%, 3/25/20 (c)		737	736,025
Series 2017-1A, Class A
2.96%, 10/25/21 (c)		1,510	1,501,186
Series 2019-1A, Class A
3.83%, 3/25/23 (c)		1,190	1,189,779
Westlake Automobile Receivables Trust
Series 2016-3A, Class E
5.69%, 10/16/23 (c)		875	887,919

			13,944,675

Other ABS - Fixed Rate - 1.5%
CNH Equipment Trust
Series 2015-A, Class A4
1.85%, 4/15/21		248	247,241
Consumer Loan Underlying Bond Credit Trust
Series 2017-P1, Class A
2.42%, 9/15/23 (c)(f)		123	122,648
Series 2018-P1, Class A
3.39%, 7/15/25 (c)(f)		532	532,238
Marlette Funding Trust
Series 2017-1A, Class A
2.827%, 3/15/24 (c)(f)		35	34,536
Series 2017-2A, Class A
2.39%, 7/15/24 (c)(f)		75	75,028
Series 2017-3A, Class A
2.36%, 12/15/24 (c)(f)		119	119,176
Series 2017-3A, Class B
3.01%, 12/15/24 (c)(f)		297	294,969
Series 2018-1A, Class A
2.61%, 3/15/28 (c)(f)		327	326,562
Series 2018-3A, Class A
3.20%, 9/15/28 (c)(f)		1,060	1,059,536
Series 2018-4A, Class A
3.71%, 12/15/28 (c)(f)		1,107	1,111,869
Prosper Marketplace Issuance Trust
Series 2017-2A, Class B
3.48%, 9/15/23 (c)(f)		284	283,501
SBA Tower Trust
Series 2015-1A,Class C
3.156%, 10/10/45 (c)(f)		851	842,515
SoFi Consumer Loan Program LLC

	Principal Amount (000)		U.S. $ Value
Series 2016-2, Class A
3.09%, 10/27/25 (c)(f)	U.S.$	91	$90,887
Series 2016-3, Class A
3.05%, 12/26/25 (c)(f)		255	254,004
Series 2017-2, Class A
3.28%, 2/25/26 (c)(f)		628	627,522
Series 2017-5, Class A2
2.78%, 9/25/26 (c)(f)		855	846,399
Series 2017-6, Class A2
2.82%, 11/25/26 (c)(f)		990	980,992
SoFi Consumer Loan Program Trust
Series 2018-3, Class A2
3.67%, 8/25/27 (c)(f)		1,166	1,178,903

			9,028,526

Credit Cards - Fixed Rate - 0.6%
Synchrony Credit Card Master Note Trust
Series 2016-1, Class A
2.04%, 3/15/22		209	208,788
World Financial Network Credit Card Master Trust
Series 2018-A, Class A
3.07%, 12/16/24		1,675	1,677,297
Series 2018-B, Class A
3.46%, 7/15/25		850	859,142
Series 2018-B, Class M
3.81%, 7/15/25		935	943,946

			3,689,173

Autos - Floating Rate - 0.1%
Ford Credit Floorplan Master Owner Trust
Series 2015-2, Class A2
3.079% (LIBOR 1 Month + 0.57%), 1/15/22 (e)		692	693,587

Total Asset-Backed Securities (cost $27,265,853)			27,355,961

CORPORATES - NON-INVESTMENT GRADE - 2.6%
Industrial - 1.4%
Capital Goods - 0.1%
TransDigm, Inc.
6.25%, 3/15/26 (c)		512	519,982

Communications - Media - 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.00%, 3/01/23 (c)		656	640,840
5.00%, 2/01/28 (c)		702	667,693
CSC Holdings LLC
6.75%, 11/15/21		145	152,460
Sirius XM Radio, Inc.
5.00%, 8/01/27 (c)		897	866,807

			2,327,800

	Principal Amount (000)		U.S. $ Value
Communications - Telecommunications - 0.2%
Sprint Capital Corp.
6.90%, 5/01/19	U.S.$	1,000	$1,007,880

Consumer Cyclical - Other - 0.2%
International Game Technology PLC
6.25%, 2/15/22 (c)		360	372,571
6.50%, 2/15/25 (c)		460	478,957
KB Home
4.75%, 5/15/19		345	345,017

			1,196,545

Consumer Non-Cyclical - 0.1%
HCA, Inc.
5.375%, 9/01/26		733	752,168

Energy - 0.3%
Antero Resources Corp.
5.125%, 12/01/22		146	146,308
Sunoco LP/Sunoco Finance Corp.
4.875%, 1/15/23		618	615,991
5.875%, 3/15/28		640	626,957
Transocean Poseidon Ltd.
6.875%, 2/01/27 (c)		388	394,790

			1,784,046

Technology - 0.1%
Western Digital Corp.
4.75%, 2/15/26		480	446,511

			8,034,932

Financial Institutions - 1.1%
Banking - 0.8%
American Express Co. Series C
4.90%, 12/29/49 (d)		485	479,723
Barclays Bank PLC
6.86%, 9/29/49 (c)(d)		137	138,062
CIT Group, Inc.
5.25%, 3/07/25		579	597,887
Citigroup, Inc.
5.95%, 7/29/49 (d)		257	257,550
Series O
5.875%, 12/29/49 (d)		485	488,468
Series Q
5.95%, 12/29/49 (d)		409	412,472
Goldman Sachs Group, Inc. (The) Series P
1.00%, 5/10/66 (d)		650	596,479
Morgan Stanley Series J
5.55%, 7/15/20 (d)		195	195,782
Royal Bank of Scotland Group PLC
8.625%, 8/15/21 (d)		480	510,221

	Principal Amount (000)		U.S. $ Value
Series U
5.123% (LIBOR 3 Month + 2.32%), 12/31/49 (d)(e)	U.S.$	600	$566,652
Standard Chartered PLC
4.03% (LIBOR 3 Month + 1.51%), 1/29/49 (c)(d)(e)		400	312,000
7.50%, 12/29/49 (c)(d)		380	395,200
SunTrust Banks, Inc.
5.625%, 12/29/49 (d)		300	303,075

			5,253,571

Finance - 0.2%
Navient Corp.
6.125%, 3/25/24		722	690,593
6.625%, 7/26/21		415	426,504
7.25%, 1/25/22		54	56,061

			1,173,158

Insurance - 0.1%
Voya Financial, Inc.
5.65%, 5/15/53		335	322,759

			6,749,488

Utility - 0.1%
Electric - 0.1%
AES Corp./VA
4.00%, 3/15/21		562	560,505

Total Corporates - Non-Investment Grade (cost $15,533,393)			15,344,925

EMERGING MARKETS - CORPORATE BONDS - 0.4%
Industrial - 0.3%
Capital Goods - 0.0%
Odebrecht Finance Ltd.
5.25%, 6/27/29 (c)(k)(l)		426	54,315

Communications - Telecommunications - 0.1%
Millicom International Cellular SA
6.625%, 10/15/26 (c)		625	641,712

Consumer Non-Cyclical - 0.1%
BRF SA
3.95%, 5/22/23 (c)		312	285,168
Minerva Luxembourg SA
6.50%, 9/20/26 (c)		218	208,190
Virgolino de Oliveira Finance SA
10.50%, 1/28/18 (f)(i)(l)(m)		655	31,866

			525,224

Energy - 0.0%
Cosan Luxembourg SA
7.00%, 1/20/27 (c)		325	339,219

	Principal Amount (000)		U.S. $ Value
Transportation - Services - 0.1%
Rumo Luxembourg SARL
5.875%, 1/18/25 (c)	U.S.$	458	$452,893

			2,013,363

Utility - 0.1%
Electric - 0.1%
Genneia SA
8.75%, 1/20/22 (c)		366	339,008
Terraform Global Operating LLC
6.125%, 3/01/26 (i)		222	211,686

			550,694

Total Emerging Markets - Corporate Bonds (cost $3,320,387)			2,564,057

QUASI-SOVEREIGNS - 0.2%
Quasi-Sovereign Bonds - 0.2%
Indonesia - 0.2%
Pertamina Persero PT
6.45%, 5/30/44 (c)		575	635,375
Perusahaan Listrik Negara PT
5.45%, 5/21/28 (c)		776	812,860

Total Quasi-Sovereigns (cost $1,394,036)			1,448,235

EMERGING MARKETS - TREASURIES - 0.0%
Argentina - 0.0%
Argentina POM Politica Monetaria Series POM
65.509% (ARLLMONP), 6/21/20 (e) (cost $529,604)	ARS	8,700	256,176

EMERGING MARKETS - SOVEREIGNS - 0.0%
Egypt - 0.0%
Egypt Government International Bond
6.125%, 1/31/22 (c) (cost $255,000)	U.S.$	255	253,725

	Shares
COMMON STOCKS - 0.0%
Financials - 0.0%
Insurance - 0.0%
Mt Logan Re Ltd. (Preference Shares) (f)(n) (cost $260,000)		260	247,964

SHORT-TERM INVESTMENTS - 0.5%
Investment Companies - 0.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.35% (o)(p)(q) (cost $2,801,585)		2,801,585	2,801,585

U.S. $ Value
Total Investments - 122.4% (cost $740,737,348) (r)	$736,570,134
Other assets less liabilities - (22.4)%	(134,697,158)

Net Assets - 100.0%	$601,872,976

FUTURES

Description	Number of Contracts	Expiration Month	Notional (000)		Original Value	Value at January 31, 2019	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. 10 Yr Ultra Futures	78	March 2019	USD	7,800	$10,012,151	$10,193,625	$181,474
U.S. T-Note 2 Yr (CBT) Futures	45	March 2019	USD	9,000	9,511,226	9,554,766	43,540
U.S. T-Note 5 Yr (CBT) Futures	166	March 2019	USD	16,600	18,954,034	19,066,656	112,622
Sold Contracts
10 Yr Japan Bond (OSE) Futures	4	March 2019	JPY	400,000	5,575,373	5,607,161	(31,788)
Long Gilt Futures	59	March 2019	GBP	5,900	9,457,598	9,559,290	(101,692)
U.S. T-Note 10 Yr (CBT) Futures	560	March 2019	USD	56,000	66,682,867	68,582,500	(1,899,633)
U.S. Ultra Bond (CBT) Futures	30	March 2019	USD	3,000	4,595,582	4,833,750	(238,168)

							$(1,933,645)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Citibank, NA	BRL	1,986	USD	544	2/04/19	$(701)
Citibank, NA	USD	533	BRL	1,986	2/04/19	11,573
Citibank, NA	CAD	1,782	USD	1,337	3/07/19	(20,576)
Deutsche Bank AG	INR	242,261	USD	3,319	3/18/19	(77,614)
Deutsche Bank AG	USD	3,489	INR	248,992	3/18/19	1,555
Deutsche Bank AG	EUR	1,359	USD	1,570	4/10/19	6,318
Goldman Sachs Bank USA	BRL	5,499	USD	1,457	2/04/19	(51,045)
Goldman Sachs Bank USA	USD	1,506	BRL	5,499	2/04/19	1,940
Goldman Sachs Bank USA	GBP	1,628	USD	2,066	2/28/19	(71,974)
Goldman Sachs Bank USA	USD	1,454	BRL	5,499	3/06/19	51,327
Goldman Sachs Bank USA	USD	1,185	MXN	22,863	3/22/19	2,242
Goldman Sachs Bank USA	USD	1,370	NOK	11,655	4/12/19	15,843
HSBC Bank USA	JPY	2,654,636	USD	24,550	2/04/19	178,911
HSBC Bank USA	USD	1,175	KRW	1,314,867	2/20/19	7,234
HSBC Bank USA	USD	2,129	TWD	65,296	3/14/19	2,483
JPMorgan Chase Bank, NA	AUD	2,075	USD	1,478	2/20/19	(30,498)
JPMorgan Chase Bank, NA	CHF	1,167	USD	1,188	3/13/19	10,846
JPMorgan Chase Bank, NA	USD	2,220	CNY	15,013	3/20/19	20,038
JPMorgan Chase Bank, NA	USD	1,487	PLN	5,576	4/08/19	13,690
Morgan Stanley Capital Services, Inc.	BRL	3,514	USD	962	2/04/19	(1,240)
Morgan Stanley Capital Services, Inc.	USD	892	BRL	3,514	2/04/19	71,150
Natwest Markets PLC	USD	19,257	JPY	2,089,751	2/04/19	(71,743)
Natwest Markets PLC	NZD	1,658	USD	1,114	2/20/19	(31,984)
Natwest Markets PLC	USD	1,914	GBP	1,474	2/28/19	21,106
Natwest Markets PLC	USD	2,796	TWD	85,153	3/14/19	(16,730)
Natwest Markets PLC	JPY	564,886	USD	5,209	3/26/19	1,271
Standard Chartered Bank	USD	1,226	KRW	1,366,771	2/20/19	2,493
Standard Chartered Bank	CAD	2,176	USD	1,645	3/07/19	(12,296)
Standard Chartered Bank	TWD	85,066	USD	2,790	3/14/19	13,231
Standard Chartered Bank	TWD	65,599	USD	2,136	3/14/19	(5,314)
Standard Chartered Bank	CNY	15,020	USD	2,171	3/20/19	(69,267)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	USD	388	JPY	43,804	2/15/19	$14,313
State Street Bank & Trust Co.	NZD	104	USD	72	2/20/19	16
State Street Bank & Trust Co.	USD	87	AUD	119	2/20/19	(88)
State Street Bank & Trust Co.	EUR	375	USD	430	4/10/19	(1,240)
State Street Bank & Trust Co.	USD	5	EUR	4	4/10/19	(21)

						$(14,751)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAIG Series 31, 5 Year Index, 12/20/23*	(1.00)%	Quarterly	0.66%	USD	8,750	$(142,927)	$(150,686)	$7,759

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
NOK	538,890	6/22/20	6 Month NIBOR	1.378%		Semi-Annual/Annual	$338,737
USD	6,000	7/15/20	1.613%	CPI	#	Maturity	(3,392)
USD	21,500	7/15/22	1.851%	CPI	#	Maturity	(19,287)
USD	12,000	7/15/22	1.850%	CPI	#	Maturity	– 0	–
USD	4,610	8/22/22	3 Month LIBOR	2.886%		Quarterly/Semi-Annual	89,591
USD	9,000	7/15/23	1.902%	CPI	#	Maturity	– 0	–
USD	10,030	9/10/23	3 Month LIBOR	2.896%		Quarterly/Semi-Annual	230,017
USD	1,160	6/09/25	2.488%	3 Month LIBOR		Semi-Annual/Quarterly	6,100
USD	2,106	8/04/25	2.293%	3 Month LIBOR		Semi-Annual/Quarterly	24,543
USD	5,400	10/04/26	1.487%	3 Month LIBOR		Semi-Annual/Quarterly	409,077
USD	1,080	11/08/26	1.657%	3 Month LIBOR		Semi-Annual/Quarterly	73,896
USD	1,080	11/09/26	1.672%	3 Month LIBOR		Semi-Annual/Quarterly	72,747

		Rate Type
Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Unrealized Appreciation/ (Depreciation)
USD 7,030	4/04/27	2.436%	3 Month LIBOR	Semi-Annual/ Quarterly	$56,175
USD 2,190	7/12/27	2.355%	3 Month LIBOR	Semi-Annual/ Quarterly	46,538
USD 3,380	3/28/28	2.920%	3 Month LIBOR	Semi-Annual/ Quarterly	(98,502)
NOK 61,650	8/31/28	2.186%	6 Month NIBOR	Annual/ Semi-Annual	(123,921)
USD 3,690	8/31/28	3 Month LIBOR	2.986%	Quarterly/ Semi-Annual	130,980
USD 1,490	11/10/35	2.631%	3 Month LIBOR	Semi-Annual/ Quarterly	35,108
JPY 244,000	1/08/49	0.673%	6 Month LIBOR	Semi-Annual/ Semi-Annual	1,602

					$1,270,009

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citibank, NA
Sprint Communications, Inc., 7.000%, 8/15/20, 6/20/19*	(5.00)%	Quarterly	0.35%	USD	466	$(11,126)	$(2,181)	$(8,945)
Sprint Communications, Inc., 7.000%, 8/15/20, 6/20/19*	(5.00)	Quarterly	0.35	USD	534	(12,749)	(2,591)	(10,158)
Citigroup Global Markets, Inc.
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.35	USD	30	(309)	374	(683)
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly	4.47	USD	1,683	124,037	120,894	3,143
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly	4.47	USD	346	25,500	24,183	1,317

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)%	Monthly	4.47%	USD	346	$25,500	$24,183	$1,317
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly	4.47	USD	328	24,174	23,439	735
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly	4.47	USD	1,367	100,748	101,625	(877)
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly	4.47	USD	1,367	100,748	105,208	(4,460)
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly	4.47	USD	683	50,337	55,829	(5,492)
Credit Suisse International
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.35	USD	26	(268)	234	(502)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.35	USD	2,785	(28,678)	34,443	(63,121)
Deutsche Bank AG
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.35	USD	354	(3,645)	4,720	(8,365)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.35	USD	1,041	(10,719)	10,797	(21,516)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.35	USD	3,469	(35,721)	36,290	(72,011)
Goldman Sachs International
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.35	USD	226	(2,328)	2,118	(4,446)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.35	USD	387	(3,985)	5,118	(9,103)
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.35	USD	418	(4,304)	5,381	(9,685)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.35	USD	836	(8,608)	10,762	(19,370)
Sale Contracts
Citigroup Global Markets, Inc.

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	7.46%	USD	547	$(72,049)	$(85,700)	$13,651
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	209	(27,529)	(31,788)	4,259
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	67	(8,825)	(11,014)	2,189
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	210	(27,660)	(29,098)	1,438
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	248	(32,666)	(33,567)	901
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	335	(44,153)	(44,806)	653
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	69	(9,094)	(9,069)	(25)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	292	(38,486)	(37,810)	(676)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	340	(44,812)	(44,025)	(787)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	475	(62,605)	(61,505)	(1,100)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	723	(95,231)	(91,316)	(3,915)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	475	(62,605)	(55,497)	(7,108)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	376	(49,557)	(41,289)	(8,268)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	683	(90,019)	(79,799)	(10,220)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	950	(125,210)	(108,543)	(16,667)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	953	(125,605)	(106,747)	(18,858)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	7.46%	USD	1,016	$(133,909)	$(111,710)	$(22,199)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	1,367	(180,170)	(156,187)	(23,983)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	1,367	(180,170)	(153,120)	(27,050)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	1,683	(221,819)	(184,108)	(37,711)
Credit Suisse International
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	2.75	USD	1,145	(25,318)	(25,988)	670
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	226	(29,768)	(34,217)	4,449
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	5	(659)	(637)	(22)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	139	(18,320)	(17,600)	(720)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	122	(16,070)	(15,176)	(894)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	130	(17,123)	(10,759)	(6,364)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	169	(22,260)	(14,284)	(7,976)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	138	(18,176)	(9,737)	(8,439)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	326	(42,940)	(31,743)	(11,197)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	471	(62,039)	(31,096)	(30,943)
Deutsche Bank AG
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	30	(3,952)	(3,589)	(363)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	7.46%	USD	130	$(17,123)	$(16,718)	$(405)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	150	(19,757)	(19,290)	(467)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	217	(28,583)	(25,332)	(3,251)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	218	(28,714)	(25,438)	(3,276)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	247	(32,534)	(27,157)	(5,377)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	464	(61,116)	(38,950)	(22,166)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	436	(57,429)	(31,923)	(25,506)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	662	(87,196)	(47,350)	(39,846)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	714	(94,046)	(41,826)	(52,220)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	517	(68,098)	(87,479)	19,381
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	598	(78,767)	(93,815)	15,048
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	371	(48,867)	(61,884)	13,017
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	1,000	(131,800)	(135,112)	3,312
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	322	(42,413)	(44,724)	2,311
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	15	(1,976)	(2,325)	349
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	27	(3,559)	(3,534)	(25)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	7.46%	USD	15	$(1,976)	$(1,372)	$(604)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	30	(3,951)	(3,024)	(927)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	30	(3,952)	(2,795)	(1,157)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	59	(7,771)	(6,500)	(1,271)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	166	(21,865)	(18,049)	(3,816)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	178	(23,445)	(15,697)	(7,748)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	710	(93,518)	(83,432)	(10,086)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	1,300	(171,232)	(156,710)	(14,522)
JPMorgan Securities LLC
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	118	(15,542)	(15,367)	(175)
Morgan Stanley & Co. International PLC
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	1,100	(144,888)	(165,908)	21,020
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	191	(25,158)	(13,746)	(11,412)

						$(2,875,471)	$(2,296,155)	$(579,316)

*	Termination date

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	17,640	7/15/21	1.765%	CPI	#	Maturity	$142,936
Barclays Bank PLC	USD	20,750	7/15/20	1.527%	CPI	#	Maturity	213,894
Barclays Bank PLC	USD	6,950	1/15/21	1.490%	CPI	#	Maturity	77,064

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	USD	5,190	7/15/21	2.152%	CPI	#	Maturity	$(38,927)
JPMorgan Chase Bank, NA	USD	23,800	7/15/23	1.848%	CPI	#	Maturity	37,507

								$432,474

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services LLC	USD	595	3/06/42	2.804%	3 Month LIBOR	Semi-Annual/ Quarterly	$(5,207)

VARIANCE SWAPS

Swap Counterparty & Referenced Obligation	Volatility Strike Rate	Payment Frequency	Notional Amount (000)		Market Value	Upfront Premiums (Paid) Received			Unrealized Appreciation/ (Depreciation)
Buy Contracts
Deutsche Bank AG
AUD/JPY 3/03/20*	12.75%	Maturity	AUD	327	$(8,440)	$	– 0	–	$(8,440)
Goldman Sachs Bank USA
AUD/JPY 3/10/20*	12.90	Maturity	AUD	151	(4,404)		– 0	–	(4,404)
AUD/JPY 3/11/20*	12.80	Maturity	AUD	178	(4,571)		– 0	–	(4,571)

					$(17,415)	$	– 0	–	$(17,415)

*	Termination date

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate	Maturity	U.S. $ Value at January 31, 2019
HSBC Bank USA	2.48%	1/03/20	$17,502,872
HSBC Bank USA	2.48%	1/08/21	18,208,331
JPMorgan Chase Bank	2.60%	3/07/19	49,351,645
JPMorgan Chase Bank	2.65%	4/23/19	37,497,325
JPMorgan Chase Bank	3.43%	1/18/21	10,667,210

			$133,227,383

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements is as follows:

	Overnight and Continuous			Up to 30 Days			31-90 Days	Greater than 90 Days	Total
Inflation-Linked Securities	$	– 0	–	$	– 0	–	$49,351,645	$83,875,738	$133,227,383

(a)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(b)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2019, the aggregate market value of these securities amounted to $69,290,867 or 11.5% of net assets.

(d)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(e)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at January 31, 2019.
(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(g)	IO — Interest Only.
(h)	Illiquid security.
(i)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.05% of net assets as of January 31, 2019, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Terraform Global Operating LLC
6.125%, 3/01/26	2/08/18	$222,000	$211,686	0.04%
Virgolino de Oliveira Finance SA
10.50%, 1/28/18	1/27/14	363,153	31,866	0.01%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M1
5.36%, 11/25/25	9/28/15	10,192	10,206	0.00%

(j)	Inverse interest only security.
(k)	Defaulted.
(l)	Non-income producing security.
(m)	Defaulted matured security.
(n)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Mt Logan Re Ltd. (Preference Shares)	12/30/14	$260,000	$247,964	0.04%

(o)	Affiliated investments.
(p)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(q)	The rate shown represents the 7-day yield as of period end.
(r)

As of January 31, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $6,219,872 and gross unrealized depreciation of investments was $(11,227,178), resulting in net unrealized depreciation of $(5,007,306).

Currency Abbreviations:

ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PLN	-	Polish Zloty
TWD	-	New Taiwan Dollar
USD	-	United States Dollar

Glossary:

ABS	-	Asset-Backed Securities
ARLLMONP	-	Argentina Blended Policy Rate
CBT	-	Chicago Board of Trade
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CPI	-	Consumer Price Index
LIBOR	-	London Interbank Offered Rates
NIBOR	-	Norwegian Interbank Offered Rate
OSE	-	Osaka Securities Exchange
REIT	-	Real Estate Investment Trust
REMICs	-	Real Estate Mortgage Investment Conduits
TIPS	-	Treasury Inflation Protected Security

AB Bond Fund, Inc.

AB Bond Inflation Strategy

January 31, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2019:

Investments in Securities:	Level 1			Level 2	Level 3			Total
Assets:
Inflation-Linked Securities	$	– 0	–	$519,834,526	$	– 0	–	$519,834,526
Corporates - Investment Grade		– 0	–	88,377,751		– 0	–	88,377,751
Commercial Mortgage-Backed Securities		– 0	–	43,152,528		5,156,450		48,308,978
Collateralized Mortgage Obligations		– 0	–	29,776,251		– 0	–	29,776,251
Asset-Backed Securities		– 0	–	18,574,676		8,781,285		27,355,961
Corporates - Non-Investment Grade		– 0	–	15,344,925		– 0	–	15,344,925
Emerging Markets - Corporate Bonds		– 0	–	2,532,191		31,866		2,564,057
Quasi-Sovereigns		– 0	–	1,448,235		– 0	–	1,448,235

Investments in Securities:	Level 1			Level 2		Level 3			Total
Emerging Markets - Treasuries	$	– 0	–	$256,176		$	– 0	–	$256,176
Emerging Markets - Sovereigns		– 0	–	253,725			– 0	–	253,725
Common Stocks		– 0	–	– 0	–		247,964		247,964
Short-Term Investments		2,801,585		– 0	–		– 0	–	2,801,585

Total Investments in Securities		2,801,585		719,550,984			14,217,565		736,570,134
Other Financial Instruments (a):
Assets:
Futures		337,636		– 0	–		– 0	–	337,636
Forward Currency Exchange Contracts		– 0	–	447,580			– 0	–	447,580
Centrally Cleared Interest Rate Swaps		– 0	–	1,515,111			– 0	–	1,515,111
Credit Default Swaps		– 0	–	451,044			– 0	–	451,044
Inflation (CPI) Swaps		– 0	–	471,401			– 0	–	471,401
Liabilities:
Futures		(2,271,281)		– 0	–		– 0	–	(2,271,281)
Forward Currency Exchange Contracts		– 0	–	(462,331)			– 0	–	(462,331)
Centrally Cleared Credit Default Swaps		– 0	–	(142,927)			– 0	–	(142,927)
Centrally Cleared Interest Rate Swaps		– 0	–	(245,102)			– 0	–	(245,102)
Credit Default Swaps		– 0	–	(3,326,515)			– 0	–	(3,326,515)
Inflation (CPI) Swaps		– 0	–	(38,927)			– 0	–	(38,927)
Interest Rate Swaps		– 0	–	(5,207)			– 0	–	(5,207)
Variance Swaps		– 0	–	(17,415)			– 0	–	(17,415)
Reverse Repurchase Agreements		(133,227,383)		– 0	–		– 0	–	(133,227,383)

Total (b)		$(132,359,443)		$718,197,696			$14,217,565		$600,055,818

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(b)	There were no transfers between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Commercial Mortgage- Backed Securities		Collateralized Mortgage Obligations			Asset-Backed Securities
Balance as of 10/31/18	$5,198,391			$573,680		$8,636,549
Accrued discounts/(premiums)	1,301			– 0	–	16
Realized gain (loss)	(1,723)			– 0	–	51
Change in unrealized appreciation/depreciation	26,079			– 0	–	32,312
Purchases/Payups	– 0	–		– 0	–	1,199,905
Sales/Paydowns	(67,598)			– 0	–	(1,087,548)
Transfers in to Level 3	– 0	–		– 0	–	– 0	–
Transfers out of Level 3	– 0	–		(573,680)		– 0	–

Balance as of 1/31/19	$5,156,450		$	– 0	–	$8,781,285

Net change in unrealized appreciation/depreciation from investments held as of 1/31/19	$26,079		$	– 0	–	$32,312

	Emerging Markets - Corporate Bonds		Common Stocks		Total
Balance as of 10/31/18	$39,922		$260,766		$14,709,308
Accrued discounts/(premiums)	– 0	–	– 0	–	1,317
Realized gain (loss)	– 0	–	– 0	–	(1,672)
Change in unrealized appreciation/depreciation	(8,056)		(12,802)		37,533
Purchases/Payups	– 0	–	– 0	–	1,199,905
Sales/Paydowns	– 0	–	– 0	–	(1,155,146)
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	(573,680	)(a)

Balance as of 1/31/19	$31,866		$247,964		$14,217,565

Net change in unrealized appreciation/depreciation from investments held as of 1/31/19	$(8,056)		$(12,802)		$37,533

The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at January 31, 2019. Securities priced (i) by third party vendors or (ii) by brokers, which approximates fair value, are excluded from the following table:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 1/31/19	Valuation Technique	Unobservable Input	Range/ Weighted Average
Common Stocks	$247,964	Market Approach	NAV Equivalent	$953.71 / N/A

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in discount rates, level yield, cumulative loss and delinquency rate in isolation would be expected to result in a significantly lower (higher) fair value measurement. A significant increase (decrease) in appraisal value and EBITDA projections/multiples in insolation would be expected to result in a significant higher (lower) fair value measurement.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the three months ended January 31, 2019 is as follows:

Fund	Market Value 10/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 1/31/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$245	$96,784	$94,227	$2,802	$50

AB Bond Fund, Inc.

AB Income Fund

Portfolio of Investments

January 31, 2019 (unaudited)

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 46.7%
Indonesia - 0.4%
Indonesia Treasury Bond
Series FR53
8.25%, 7/15/21	IDR	125,455,000	$9,113,389

Malaysia - 0.9%
Malaysia Government Bond
Series 3/04
5.734%, 7/30/19	MYR	55,010	13,581,023
Series 414
3.654%, 10/31/19		15,620	3,819,666
Series 515
3.759%, 3/15/19		12,880	3,145,679

			20,546,368

Mexico - 0.7%
Mexican Bonos
Series M
8.00%, 12/07/23	MXN	178,767	9,245,803
Series M 20
7.50%, 6/03/27		157,215	7,734,775

			16,980,578

Russia - 0.4%
Russian Federal Bond - OFZ
Series 6217
7.50%, 8/18/21	RUB	670,156	10,206,629

United States - 44.2%
U.S. Treasury Bonds
3.125%, 8/15/44 (a)	U.S.$	15,356	15,727,903
5.50%, 8/15/28		144,400	179,010,875
U.S. Treasury Notes
1.625%, 8/15/22-10/31/23		291,286	282,890,284
1.75%, 11/30/21 (b)		155,061	152,129,280
2.00%, 1/15/21-11/15/21		138,285	136,835,796
2.125%, 7/31/24 (b)		147,044	144,448,049
2.25%, 11/15/25 (c)		16,500	16,216,406
2.75%, 9/15/21		37,500	37,792,969
2.875%, 9/30/23		65,000	66,239,063

			1,031,290,625

Uruguay - 0.1%
Uruguay Government International Bond
8.50%, 3/15/28 (d)	UYU	37,222	995,719
9.875%, 6/20/22 (d)		20,752	638,818

			1,634,537

Total Governments - Treasuries (cost $1,073,706,838)			1,089,772,126

MORTGAGE PASS-THROUGHS - 22.7%
Agency Fixed Rate 30-Year - 22.7%
Federal National Mortgage Association

	Principal Amount (000)		U.S. $ Value
Series 1998
8.00%, 6/01/28	U.S.$	8	$9,047
Series 1999
7.50%, 11/01/29		14	15,726
Series 2019
4.00%, 2/01/49, TBA		92,100	94,301,761
4.50%, 2/01/49, TBA		208,000	216,206,245
5.00%, 2/01/49, TBA		209,550	220,469,525

Total Mortgage Pass-Throughs (cost $528,715,847)			531,002,304

CORPORATES - NON-INVESTMENT GRADE - 16.4%
Industrial - 12.1%
Basic - 1.5%
Alcoa Nederland Holding BV
6.125%, 5/15/28 (d)		510	516,339
Constellium NV
4.25%, 2/15/26 (d)	EUR	2,060	2,287,139
5.75%, 5/15/24 (d)	U.S.$	3,680	3,569,600
Eldorado Gold Corp.
6.125%, 12/15/20 (d)		2,023	1,926,928
ERP Iron Ore, LLC
9.039%, 12/31/19 (e)(f)(g)(h)(i)(j)		166	165,778
Freeport-McMoRan, Inc.
5.45%, 3/15/43		1,908	1,641,662
INEOS Group Holdings SA
5.375%, 8/01/24 (a)(d)	EUR	3,215	3,735,233
Joseph T Ryerson & Son, Inc.
11.00%, 5/15/22 (d)	U.S.$	2,275	2,349,279
Kronos International, Inc.
3.75%, 9/15/25 (a)(d)	EUR	7,595	7,975,346
Magnetation LLC/Mag Finance Corp.
11.00%, 5/15/18 (e)(i)(k)(l)	U.S.$	1,407	14
Nufarm Australia Ltd./Nufarm Americas, Inc.
5.75%, 4/30/26 (d)		1,223	1,123,081
Nyrstar Netherlands Holdings BV
8.50%, 9/15/19 (d)	EUR	1,568	870,625
Peabody Energy Corp.
6.00%, 3/31/22 (d)	U.S.$	2,305	2,308,895
Plastipak Holdings, Inc.
6.25%, 10/15/25 (d)		284	256,827
Sealed Air Corp.
6.875%, 7/15/33 (d)		2,246	2,273,334
SPCM SA
4.875%, 9/15/25 (d)		913	871,979
Starfruit Finco BV/Starfruit US Holdco LLC
6.50%, 10/01/26 (d)	EUR	2,080	2,295,512
8.00%, 10/01/26 (a)(d)	U.S.$	665	664,016
United States Steel Corp.
6.25%, 3/15/26		715	648,741
6.875%, 8/15/25		915	872,187

			36,352,515

	Principal Amount (000)		U.S. $ Value
Capital Goods - 0.6%
BWAY Holding Co.
4.75%, 4/15/24 (d)	EUR	3,475	$3,962,568
CFX Escrow Corp.
6.00%, 2/15/24 (d)	U.S.$	338	338,000
6.375%, 2/15/26 (d)		361	361,000
Cleaver-Brooks, Inc.
7.875%, 3/01/23 (d)		1,066	1,055,447
Crown European Holdings SA
2.875%, 2/01/26 (d)	EUR	1,075	1,231,970
GFL Environmental, Inc.
5.375%, 3/01/23 (d)	U.S.$	118	110,267
Hulk Finance Corp.
7.00%, 6/01/26 (d)		720	666,072
OI European Group BV
3.125%, 11/15/24 (d)	EUR	3,140	3,684,792
Stevens Holding Co., Inc.
6.125%, 10/01/26 (d)	U.S.$	362	366,431
TransDigm, Inc.
6.25%, 3/15/26 (d)		961	975,982
6.375%, 6/15/26		847	815,238
6.50%, 7/15/24		1,489	1,470,492

			15,038,259

Communications - Media - 1.0%
Altice Financing SA
7.50%, 5/15/26 (d)		2,600	2,465,918
Altice France SA/France
6.25%, 5/15/24 (d)		766	751,500
7.375%, 5/01/26 (d)		1,500	1,447,395
Altice Luxembourg SA
7.75%, 5/15/22 (d)		2,047	1,983,277
Clear Channel Worldwide Holdings, Inc.
Series A
6.50%, 11/15/22		2,266	2,317,846
CSC Holdings LLC
6.50%, 2/01/29 (d)		692	701,522
7.50%, 4/01/28 (d)		1,631	1,673,634
iHeartCommunications, Inc.
9.00%, 12/15/19 (e)(f)		1,347	903,581
Meredith Corp.
6.875%, 2/01/26 (d)		798	821,501
Radiate Holdco LLC/Radiate Finance, Inc.
6.875%, 2/15/23 (d)		1,031	990,873
TEGNA, Inc.
6.375%, 10/15/23		1,495	1,521,476
Virgin Media Receivables Financing Notes I DAC
5.50%, 9/15/24 (d)	GBP	3,270	4,231,630
Ziggo Bond Co. BV
6.00%, 1/15/27 (d)	U.S.$	3,000	2,762,370

			22,572,523

	Principal Amount (000)		U.S. $ Value
Communications - Telecommunications - 0.5%
C&W Senior Financing DAC
6.875%, 9/15/27 (d)	U.S.$	1,247	$1,187,892
7.50%, 10/15/26 (d)		1,108	1,098,460
DKT Finance ApS
7.00%, 6/17/23 (d)	EUR	2,647	3,276,438
Embarq Corp.
7.995%, 6/01/36	U.S.$	2,342	2,204,244
Frontier Communications Corp.
7.125%, 1/15/23		448	267,012
8.75%, 4/15/22		919	615,730
Hughes Satellite Systems Corp.
6.625%, 8/01/26		810	783,221
Intelsat Jackson Holdings SA
8.50%, 10/15/24 (d)		1,000	1,011,440
Qwest Corp.
6.875%, 9/15/33		1,275	1,200,451
Sprint Capital Corp.
6.875%, 11/15/28		490	487,080
Windstream Services LLC/Windstream Finance Corp.
9.00%, 6/30/25 (d)		996	742,279

			12,874,247

Consumer Cyclical - Automotive - 0.4%
BCD Acquisition, Inc.
9.625%, 9/15/23 (d)		1,714	1,817,114
Exide Technologies
7.00%, 4/30/25 (i)(j)(l)(m)		3,082	1,602,620
11.00%, 4/30/22 (i)(j)(l)		3,440	2,752,107
Tenneco, Inc.
5.00%, 7/15/26		2,680	2,275,829

			8,447,670

Consumer Cyclical - Entertainment - 0.4%
CPUK Finance Ltd.
4.875%, 8/28/25 (d)	GBP	7,385	9,315,859

Consumer Cyclical - Other - 0.6%
Beazer Homes USA, Inc.
5.875%, 10/15/27	U.S.$	1,121	959,430
Cirsa Finance International SARL
6.25%, 12/20/23 (d)	EUR	671	800,253
Cooperativa Muratori & Cementisti-CMC di Ravenna SC
6.00%, 2/15/23 (d)(e)(f)		201	16,220
International Game Technology PLC
6.25%, 1/15/27 (d)	U.S.$	735	744,974
K. Hovnanian Enterprises, Inc.
10.00%, 7/15/22 (d)		3,649	3,165,398
10.50%, 7/15/24 (d)		649	524,321
Marriott Ownership Resorts, Inc./ILG LLC
6.50%, 9/15/26 (d)		2,036	2,064,667

	Principal Amount (000)		U.S. $ Value
Shea Homes LP/Shea Homes Funding Corp.
6.125%, 4/01/25 (d)	U.S.$	1,901	$1,760,744
Stars Group Holdings BV/Stars Group US Co-Borrower LLC
7.00%, 7/15/26 (d)		2,138	2,172,914
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.
5.875%, 5/15/25 (d)		688	659,881
Wyndham Hotels & Resorts, Inc.
5.375%, 4/15/26 (d)		1,335	1,346,801

			14,215,603

Consumer Cyclical - Restaurants - 0.3%
IRB Holding Corp.
6.75%, 2/15/26 (d)		1,031	964,057
Stonegate Pub Co. Financing PLC
4.875%, 3/15/22 (d)	GBP	4,556	5,802,173

			6,766,230

Consumer Cyclical - Retailers - 0.2%
FirstCash, Inc.
5.375%, 6/01/24 (d)	U.S.$	271	271,770
L Brands, Inc.
6.875%, 11/01/35		1,583	1,365,337
PetSmart, Inc.
7.125%, 3/15/23 (d)		1,842	1,155,505
PVH Corp.
3.125%, 12/15/27 (d)	EUR	1,075	1,197,370

			3,989,982

Consumer Non-Cyclical - 1.2%
Air Medical Group Holdings, Inc.
6.375%, 5/15/23 (d)	U.S.$	1,414	1,231,863
Aveta, Inc.
7.00%, 4/01/19 (e)(h)(i)(l)		1,985	0
10.50%, 3/01/21 (e)(h)(i)(l)		720	0
Bausch Health Cos, Inc.
4.50%, 5/15/23 (d)	EUR	1,800	2,040,377
6.125%, 4/15/25 (d)	U.S.$	892	841,986
CHS/Community Health Systems, Inc.
6.25%, 3/31/23		1,444	1,380,652
8.125%, 6/30/24 (d)		162	128,657
Endo Dac/Endo Finance LLC/Endo Finco, Inc.
6.00%, 7/15/23 (d)		1,521	1,244,269
Endo Finance LLC/Endo Finco, Inc.
5.375%, 1/15/23 (d)		1,170	954,837
Grifols SA
3.20%, 5/01/25 (d)	EUR	5,083	5,808,342
Hadrian Merger Sub, Inc.
8.50%, 5/01/26 (d)	U.S.$	1,966	1,832,391

	Principal Amount (000)		U.S. $ Value
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.50%, 4/15/25 (d)	U.S.$	1,033	$800,585
5.625%, 10/15/23 (d)		118	99,717
5.75%, 8/01/22 (a)(d)		1,334	1,217,488
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.
9.75%, 12/01/26 (d)		2,540	2,531,135
Spectrum Brands, Inc.
5.75%, 7/15/25		2,476	2,441,386
Sunshine Mid BV
6.50%, 5/15/26 (a)(d)	EUR	2,077	2,329,787
Tenet Healthcare Corp.
6.25%, 2/01/27 (d)	U.S.$	925	939,633
8.125%, 4/01/22		1,359	1,423,593
Vizient, Inc.
10.375%, 3/01/24 (d)		855	926,016

			28,172,714

Energy - 3.2%
Antero Resources Corp.
5.125%, 12/01/22		1,908	1,912,026
Berry Petroleum Co. LLC
6.375%, 9/15/22 (e)(g)(h)(i)		1,904	0
Bristow Group, Inc.
8.75%, 3/01/23 (d)		636	531,880
Bruin E&P Partners LLC
8.875%, 8/01/23 (d)		2,730	2,602,891
California Resources Corp.
8.00%, 12/15/22 (d)		2,860	2,311,252
Carrizo Oil & Gas, Inc.
6.25%, 4/15/23 (a)		2,570	2,539,417
Chesapeake Energy Corp.
6.125%, 2/15/21		2,645	2,652,618
Denbury Resources, Inc.
7.50%, 2/15/24 (d)		2,108	1,846,271
9.25%, 3/31/22 (d)		871	855,757
Diamond Offshore Drilling, Inc.
7.875%, 8/15/25		2,642	2,496,690
Ensco PLC
4.50%, 10/01/24		2,880	2,137,450
EP Energy LLC/Everest Acquisition Finance, Inc.
7.75%, 9/01/22		520	243,162
9.375%, 5/01/24 (d)		1,384	737,797
Genesis Energy LP/Genesis Energy Finance Corp.
6.25%, 5/15/26		2,466	2,263,837
6.50%, 10/01/25		237	224,508
Gulfport Energy Corp.
6.00%, 10/15/24		280	263,113
6.375%, 5/15/25-1/15/26		2,994	2,808,890
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp.
5.625%, 2/15/26 (d)		3,639	3,608,214

	Principal Amount (000)		U.S. $ Value
HighPoint Operating Corp.
7.00%, 10/15/22	U.S.$	807	$770,225
Indigo Natural Resources LLC
6.875%, 2/15/26 (d)		2,570	2,248,544
Nabors Industries, Inc.
4.625%, 9/15/21		2,220	2,116,659
5.00%, 9/15/20		635	628,663
5.50%, 1/15/23		845	769,905
Nine Energy Service, Inc.
8.75%, 11/01/23 (d)		1,313	1,316,282
Noble Holding International Ltd.
7.75%, 1/15/24		1,987	1,669,080
Parkland Fuel Corp.
6.00%, 4/01/26 (d)		2,841	2,719,718
PDC Energy, Inc.
5.75%, 5/15/26		1,075	1,010,640
Precision Drilling Corp.
7.125%, 1/15/26 (d)		1,545	1,414,386
QEP Resources, Inc.
5.25%, 5/01/23		746	720,509
5.625%, 3/01/26		1,571	1,508,506
Range Resources Corp.
5.00%, 8/15/22-3/15/23		622	598,672
Rowan Cos., Inc.
5.85%, 1/15/44		436	285,018
7.375%, 6/15/25		2,390	2,059,821
Sanchez Energy Corp.
7.25%, 2/15/23 (d)		1,876	1,586,796
SandRidge Energy, Inc.
7.50%, 2/15/23 (e)(g)(h)(i)		1,259	0
SemGroup Corp.
6.375%, 3/15/25		2,261	2,119,710
7.25%, 3/15/26		882	847,770
SM Energy Co.
5.625%, 6/01/25		685	654,469
6.625%, 1/15/27		738	720,362
SRC Energy, Inc.
6.25%, 12/01/25		1,330	1,180,282
Sunoco LP/Sunoco Finance Corp.
5.50%, 2/15/26		1,724	1,701,674
5.875%, 3/15/28		1,319	1,292,119
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.875%, 4/15/26 (d)		2,627	2,654,846
6.50%, 7/15/27 (d)		775	798,994
Transocean Phoenix 2 Ltd.
7.75%, 10/15/24 (d)		640	666,554
Transocean, Inc.
7.50%, 1/15/26 (d)		1,061	1,008,459
9.00%, 7/15/23 (d)		2,375	2,475,866
Vantage Drilling International
7.125%, 4/01/23 (e)(g)(h)(i)		3,068	0
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp.
8.75%, 4/15/23 (d)		2,272	1,884,419
Weatherford International Ltd.

	Principal Amount (000)		U.S. $ Value
5.875%, 7/01/21 (m)	U.S.$	338	$231,244
9.875%, 2/15/24-3/01/25		1,945	1,259,945
Whiting Petroleum Corp.
5.75%, 3/15/21		749	751,884
6.25%, 4/01/23		732	724,556
6.625%, 1/15/26		1,543	1,511,507

			73,943,857

Other Industrial - 0.5%
Algeco Global Finance PLC
8.00%, 2/15/23 (d)		2,258	2,203,198
Global Partners LP/GLP Finance Corp.
6.25%, 7/15/22		1,100	1,066,241
Laureate Education, Inc.
8.25%, 5/01/25 (d)		992	1,076,608
Travis Perkins PLC
4.50%, 9/07/23 (d)	GBP	5,979	7,890,908

			12,236,955

Services - 0.6%
APX Group, Inc.
7.875%, 12/01/22	U.S.$	1,855	1,799,350
8.75%, 12/01/20		851	830,091
Arena Luxembourg Finance SARL
2.875%, 11/01/24 (d)	EUR	3,743	4,309,213
Carlson Travel, Inc.
6.75%, 12/15/23 (d)	U.S.$	910	902,429
eDreams ODIGEO SA
5.50%, 9/01/23 (d)	EUR	1,327	1,468,684
GEO Group, Inc. (The)
5.875%, 1/15/22	U.S.$	760	741,874
Monitronics International, Inc.
9.125%, 4/01/20		1,835	509,579
Prime Security Services Borrower LLC/Prime Finance, Inc.
9.25%, 5/15/23 (d)		1,993	2,108,315
Refinitiv US Holdings, Inc.
6.25%, 5/15/26 (d)		334	328,496
8.25%, 11/15/26 (d)		348	326,229
Team Health Holdings, Inc.
6.375%, 2/01/25 (d)		692	563,759

			13,888,019

Technology - 0.4%
Banff Merger Sub, Inc.
9.75%, 9/01/26 (d)		2,054	1,955,429
Infor Software Parent LLC/Infor Software Parent, Inc.
7.125% (7.125% Cash or 7.875% PIK), 5/01/21 (d)(j)		2,340	2,360,662
IQVIA, Inc.
3.25%, 3/15/25 (d)	EUR	1,060	1,230,662
Solera LLC/Solera Finance, Inc.
10.50%, 3/01/24 (d)	U.S.$	1,130	1,227,643

	Principal Amount (000)		U.S. $ Value
Veritas US, Inc./Veritas Bermuda Ltd.
7.50%, 2/01/23 (d)	U.S.$	1,257	$1,104,186
Xerox Corp.
3.625%, 3/15/23		697	662,847

			8,541,429

Transportation - Services - 0.7%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.25%, 3/15/25 (d)		955	859,586
Europcar Mobility Group
4.125%, 11/15/24 (d)	EUR	1,936	2,172,667
Heathrow Finance PLC
3.875%, 3/01/27 (d)	GBP	3,945	4,790,795
Hertz Corp. (The)
5.50%, 10/15/24 (d)	U.S.$	1,478	1,211,295
Hertz Holdings Netherlands BV
5.50%, 3/30/23 (d)	EUR	2,888	3,264,085
Loxam SAS
6.00%, 4/15/25 (d)		3,170	3,732,697
United Rentals North America, Inc.
6.50%, 12/15/26	U.S.$	1,154	1,198,198

			17,229,323

			283,585,185

Financial Institutions - 3.8%
Banking - 2.3%
American Express Co.
Series C
4.90%, 3/15/20 (n)		711	703,264
Banco Bilbao Vizcaya Argentaria SA
5.875%, 5/24/22 (a)(d)(n)	EUR	6,600	7,415,432
8.875%, 4/14/21 (d)(n)		1,600	2,044,255
Banco Santander SA
6.25%, 9/11/21 (d)(n)		2,200	2,543,300
6.75%, 4/25/22 (d)(n)		1,500	1,815,415
Barclays Bank PLC
6.86%, 6/15/32 (d)(n)	U.S.$	656	661,084
Barclays PLC
7.25%, 3/15/23 (d)(n)	GBP	1,350	1,841,485
8.00%, 12/15/20 (n)	EUR	2,000	2,498,729
Citigroup, Inc.
5.95%, 1/30/23 (n)	U.S.$	2,055	2,059,398
Series O
5.875%, 3/27/20 (n)		524	527,747
Series Q
5.95%, 8/15/20 (n)		927	934,870
Citizens Financial Group, Inc.
Series A
5.50%, 4/06/20 (n)		222	222,895
Credit Suisse Group AG
6.25%, 12/18/24 (d)(n)		640	632,746

	Principal Amount (000)		U.S. $ Value
7.50%, 7/17/23-12/11/23 (d)(n)	U.S.$	3,638	$3,767,334
Danske Bank A/S
5.875%, 4/06/22 (d)(n)	EUR	3,302	3,807,814
6.125%, 3/28/24 (d)(n)	U.S.$	540	474,757
Goldman Sachs Group, Inc. (The)
Series L
5.70%, 5/10/19 (n)		74	74,196
Series M
5.375%, 5/10/20 (n)		738	739,321
ING Groep NV
6.50%, 4/16/25 (n)		6,341	6,188,182
6.875%, 4/16/22 (d)(n)		515	526,902
Intesa Sanpaolo SpA
5.017%, 6/26/24 (d)		799	735,511
Series E
3.928%, 9/15/26 (d)	EUR	134	156,126
Morgan Stanley
Series J
5.55%, 7/15/20 (n)	U.S.$	847	850,396
Societe Generale SA
7.375%, 9/13/21 (d)(n)		486	500,993
8.00%, 9/29/25 (d)(n)		1,529	1,595,833
Standard Chartered PLC
4.261% (LIBOR 3 Month + 1.51%), 1/30/27 (d)(n)(o)		300	234,000
7.50%, 4/02/22 (d)(n)		1,278	1,329,120
7.75%, 4/02/23 (d)(n)		265	276,432
SunTrust Banks, Inc.
5.625%, 12/15/19 (n)		492	497,043
UBS Group Funding Switzerland AG
7.125%, 8/10/21 (d)(n)		1,863	1,938,899
UniCredit SpA
4.375%, 1/03/27 (d)	EUR	2,970	3,425,093
9.25%, 6/03/22 (d)(n)		2,700	3,384,009

			54,402,581

Brokerage - 0.1%
LPL Holdings, Inc.
5.75%, 9/15/25 (d)	U.S.$	1,094	1,074,702

Finance - 0.3%
Compass Group Diversified Holdings LLC
8.00%, 5/01/26 (d)		2,095	2,118,506
Enova International, Inc.
8.50%, 9/01/24 (d)		3,178	2,881,588
goeasy Ltd.
7.875%, 11/01/22 (d)		844	884,166
Navient Corp.
6.50%, 6/15/22		2,067	2,113,858

			7,998,118

	Principal Amount (000)		U.S. $ Value
Insurance - 0.2%
ASR Nederland NV
4.625%, 10/19/27 (d)(n)	EUR	1,040	$1,065,441
Polaris Intermediate Corp.
8.50%, 12/01/22 (d)(j)	U.S.$	2,692	2,604,196
WellCare Health Plans, Inc.
5.375%, 8/15/26 (d)		1,670	1,705,003

			5,374,640

Other Finance - 0.8%
Intrum AB
2.75%, 7/15/22 (a)(d)	EUR	5,160	5,747,495
3.125%, 7/15/24 (a)(d)		2,730	2,968,519
LHC3 PLC
4.125%, 8/15/24 (d)(j)		6,134	6,996,400
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.
6.75%, 6/01/25 (d)	U.S.$	2,353	2,322,882

			18,035,296

REITS - 0.1%
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.
5.75%, 2/01/27 (d)		1,112	1,122,864

			88,008,201

Utility - 0.5%
Electric - 0.4%
Calpine Corp.
5.375%, 1/15/23		624	608,175
5.50%, 2/01/24		1,308	1,239,788
5.75%, 1/15/25		520	490,079
Talen Energy Supply LLC
4.60%, 12/15/21		16	14,715
6.50%, 6/01/25		540	423,911
10.50%, 1/15/26 (d)		1,681	1,561,212
Vistra Energy Corp.
7.375%, 11/01/22		2,179	2,265,245
Vistra Operations Co. LLC
5.625%, 2/15/27 (d)		2,310	2,322,081

			8,925,206

Natural Gas - 0.1%
NGL Energy Partners LP/NGL Energy Finance Corp.
7.50%, 11/01/23		2,090	2,120,535

			11,045,741

Total Corporates - Non-Investment Grade (cost $412,390,440)			382,639,127

	Principal Amount (000)		U.S. $ Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 10.1%
Risk Share Floating Rate - 7.8%
Bellemeade Re Ltd.
Series 2017-1, Class M1
4.21% (LIBOR 1 Month + 1.70%), 10/25/27 (d)(o)	U.S.$	3,568	$3,582,529
Series 2018-2A, Class M1B
3.86% (LIBOR 1 Month + 1.35%), 8/25/28 (d)(o)		4,545	4,529,726
Series 2018-3A, Class M1B
4.36% (LIBOR 1 Month + 1.85%), 10/25/27 (d)(o)		1,730	1,727,311
Connecticut Avenue Securities Trust
Series 2018-R07, Class 1M2
4.91% (LIBOR 1 Month + 2.40%), 4/25/31 (d)(o)		1,849	1,861,453
Eagle RE Ltd.
Series 2018-1, Class M1
4.21% (LIBOR 1 Month + 1.70%), 11/25/28 (d)(o)		1,491	1,491,192
Federal Home Loan Mortgage Corp. Structured
Agency Credit Risk Debt Notes
Series 2013-DN1, Class M2
9.66% (LIBOR 1 Month + 7.15%), 7/25/23 (o)		3,162	3,703,245
Series 2013-DN2, Class M2
6.76% (LIBOR 1 Month + 4.25%), 11/25/23 (o)		5,002	5,460,116
Series 2014-DN1, Class M3
7.01% (LIBOR 1 Month + 4.50%), 2/25/24 (o)		4,455	5,002,951
Series 2014-DN2, Class M3
6.11% (LIBOR 1 Month + 3.60%), 4/25/24 (o)		4,170	4,502,718
Series 2014-DN3, Class M3
6.51% (LIBOR 1 Month + 4.00%), 8/25/24 (o)		3,980	4,309,249
Series 2014-DN4, Class M3
7.06% (LIBOR 1 Month + 4.55%), 10/25/24 (o)		511	564,565
Series 2014-HQ2, Class M3
6.26% (LIBOR 1 Month + 3.75%), 9/25/24 (o)		1,010	1,112,161
Series 2015-DN1, Class B
14.01% (LIBOR 1 Month + 11.50%), 1/25/25 (o)		2,592	3,411,722
Series 2015-DNA2, Class B
10.06% (LIBOR 1 Month + 7.55%), 12/25/27 (o)		1,494	1,728,232
Series 2015-DNA2, Class M2

	Principal Amount (000)		U.S. $ Value
5.11% (LIBOR 1 Month + 2.60%), 12/25/27 (o)	U.S.$	1,461	$1,480,034
Series 2015-HQA1, Class B
11.31% (LIBOR 1 Month + 8.80%), 3/25/28 (o)		1,583	1,917,195
Series 2016-DNA2, Class M3
7.16% (LIBOR 1 Month + 4.65%), 10/25/28 (o)		6,600	7,436,716
Series 2016-DNA4, Class M3
6.31% (LIBOR 1 Month + 3.80%), 3/25/29 (o)		5,307	5,836,905
Series 2017-DNA1, Class M2
5.76% (LIBOR 1 Month + 3.25%), 7/25/29 (o)		2,600	2,790,610
Series 2017-DNA2, Class B1
7.66% (LIBOR 1 Month + 5.15%), 10/25/29 (o)		3,650	4,113,550
Series 2017-DNA2, Class M2
5.96% (LIBOR 1 Month + 3.45%), 10/25/29 (o)		1,168	1,257,511
Series 2017-DNA3, Class B1
6.96% (LIBOR 1 Month + 4.45%), 3/25/30 (o)		4,550	4,860,394
Series 2017-HQA3, Class M2
4.86% (LIBOR 1 Month + 2.35%), 4/25/30 (o)		8,684	8,806,577
Federal National Mortgage Association
Connecticut Avenue Securities
Series 2014-C01, Class M2
6.91% (LIBOR 1 Month + 4.40%), 1/25/24 (o)		11,046	12,335,528
Series 2014-C02, Class 1M2
5.11% (LIBOR 1 Month + 2.60%), 5/25/24 (o)		3,976	4,153,618
Series 2014-C03, Class 1M2
5.51% (LIBOR 1 Month + 3.00%), 7/25/24 (o)		11,984	12,719,497
Series 2014-C04, Class 1M2
7.41% (LIBOR 1 Month + 4.90%), 11/25/24 (o)		8,287	9,297,474
Series 2014-C04, Class 2M2
7.51% (LIBOR 1 Month + 5.00%), 11/25/24 (o)		1,584	1,759,597
Series 2015-C01, Class 1M2
6.81% (LIBOR 1 Month + 4.30%), 2/25/25 (o)		3,107	3,389,512
Series 2015-C02, Class 1M2
6.51% (LIBOR 1 Month + 4.00%), 5/25/25 (o)		4,972	5,410,763
Series 2015-C02, Class 2M2
6.51% (LIBOR 1 Month + 4.00%), 5/25/25 (o)		2,008	2,149,071
Series 2015-C03, Class 1M2

	Principal Amount (000)		U.S. $ Value
7.51% (LIBOR 1 Month + 5.00%), 7/25/25 (o)	U.S.$	4,310	$4,848,100
Series 2015-C03, Class 2M2
7.51% (LIBOR 1 Month + 5.00%), 7/25/25 (o)		1,841	2,039,826
Series 2015-C04, Class 1M2
8.21% (LIBOR 1 Month + 5.70%), 4/25/28 (o)		2,260	2,591,322
Series 2015-C04, Class 2M2
8.06% (LIBOR 1 Month + 5.55%), 4/25/28 (o)		3,359	3,776,521
Series 2016-C01, Class 2M2
9.46% (LIBOR 1 Month + 6.95%), 8/25/28 (o)		1,792	2,073,437
Series 2016-C02, Class 1M2
8.51% (LIBOR 1 Month + 6.00%), 9/25/28 (o)		3,255	3,733,232
Series 2016-C04, Class 1M2
6.76% (LIBOR 1 Month + 4.25%), 1/25/29 (o)		666	738,810
Series 2016-C05, Class 2B
13.26% (LIBOR 1 Month + 10.75%), 1/25/29 (o)		2,744	3,462,732
Series 2016-C05, Class 2M2
6.96% (LIBOR 1 Month + 4.45%), 1/25/29 (o)		6,961	7,598,287
Series 2016-C07, Class 2B
12.01% (LIBOR 1 Month + 9.50%), 5/25/29 (o)		1,191	1,455,550
Series 2017-C01, Class 1B1
8.26% (LIBOR 1 Month + 5.75%), 7/25/29 (o)		4,300	5,024,900
Series 2017-C02, Class 2M2
6.16% (LIBOR 1 Month + 3.65%), 9/25/29 (o)		709	763,761
Series 2017-C07, Class 2M2
5.01% (LIBOR 1 Month + 2.50%), 5/25/30 (o)		2,842	2,893,432
Home Re Ltd.
Series 2018-1, Class M1
4.11% (LIBOR 1 Month + 1.60%), 10/25/28 (d)(o)		2,359	2,373,932
JP Morgan Madison Avenue Securities Trust
Series 2014-CH1, Class M2
6.76% (LIBOR 1 Month + 4.25%), 11/25/24 (l)(o)		1,434	1,559,687
Series 2015-CH1, Class M2
8.01% (LIBOR 1 Month + 5.50%), 10/25/25 (d)(o)		2,220	2,500,628
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 1M2
7.76% (LIBOR 1 Month + 5.25%), 11/25/25 (l)(o)		833	937,668

			181,073,547

	Principal Amount (000)		U.S. $ Value
Agency Floating Rate - 2.1%
Federal Home Loan Mortgage Corp. REMICs
Series 3119, Class PI
4.691% (7.20% - LIBOR 1 Month), 2/15/36 (o)(p)	U.S.$	1,905	$360,533
Series 3856, Class KS
4.041% (6.55% - LIBOR 1 Month), 5/15/41 (o)(p)		13,514	2,115,738
Series 4248, Class SL
3.541% (6.05% - LIBOR 1 Month), 5/15/41 (o)(p)		1,211	163,380
Series 4735, Class SA
3.691% (6.20% - LIBOR 1 Month), 12/15/47 (o)(p)		12,774	2,307,690
Series 4763, Class SB
4.491% (7.00% - LIBOR 1 Month), 3/15/48 (o)(p)		25,201	5,507,378
Series 4774, Class BS
3.691% (6.20% - LIBOR 1 Month), 2/15/48 (o)(p)		15,485	2,349,567
Series 4774, Class SL
3.691% (6.20% - LIBOR 1 Month), 4/15/48 (o)(p)		20,502	3,160,216
Federal National Mortgage Association REMICs
Series 2013-4, Class ST
3.64% (6.15% - LIBOR 1 Month), 2/25/43 (o)(p)		4,553	752,801
Series 2014-88, Class BS
3.64% (6.15% - LIBOR 1 Month), 1/25/45 (o)(p)		4,130	694,500
Series 2015-90, Class SA
3.64% (6.15% - LIBOR 1 Month), 12/25/45 (o)(p)		31,088	5,265,944
Series 2016-69, Class DS
3.59% (6.10% - LIBOR 1 Month), 10/25/46 (o)(p)		46,737	6,519,493
Series 2017-49, Class SP
3.64% (6.15% - LIBOR 1 Month), 7/25/47 (o)(p)		3,671	643,938
Series 2018-32, Class SB
3.69% (6.20% - LIBOR 1 Month), 5/25/48 (o)(p)		8,356	1,385,500
Series 2018-44, Class GS
3.69% (6.20% - LIBOR 1 Month), 6/25/48 (o)(p)		16,839	2,726,228
Series 2018-45, Class SL

	Principal Amount (000)		U.S. $ Value
3.69% (6.20% - LIBOR 1 Month), 6/25/48 (o)(p)	U.S.$	5,085	$935,889
Series 2018-45, Class SM
3.69% (6.20% - LIBOR 1 Month), 6/25/48 (o)(p)		19,795	3,508,229
Series 2018-57, Class SL
3.69% (6.20% - LIBOR 1 Month), 8/25/48 (o)(p)		27,415	4,374,071
Series 2018-58, Class SA
3.69% (6.20% - LIBOR 1 Month), 8/25/48 (o)(p)		9,713	1,611,509
Series 2018-59, Class HS
3.69% (6.20% - LIBOR 1 Month), 8/25/48 (o)(p)		27,559	4,291,495

			48,674,099

Non-Agency Fixed Rate - 0.2%
Alternative Loan Trust
Series 2006-24CB, Class A15
5.75%, 8/01/36		1,361	1,115,903
BNPP Mortgage Securities LLC Trust
Series 2009-1, Class B1
6.00%, 8/27/37 (d)		1,219	932,691
Citigroup Mortgage Loan Trust
Series 2007-AR4, Class 1A1A
4.149%, 3/25/37		248	241,398
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2007-3, Class A30
5.75%, 4/25/37		846	678,013
Series 2007-HY4, Class 1A1
4.043%, 9/25/47		365	338,440
Credit Suisse Mortgage Trust
Series 2009-8R, Class 6A2
6.00%, 1/26/38 (d)		172	132,710
CSMC Mortgage-Backed Trust
Series 2006-7, Class 3A12
6.25%, 8/25/36		572	461,359
Wells Fargo Mortgage Backed Securities Trust
Series 2007-AR7, Class A1
4.773%, 12/28/37		1,631	1,593,124

			5,493,638

	Principal Amount (000)	U.S. $ Value
Agency Fixed Rate - 0.0%
Federal National Mortgage Association REMICs
Series 2013-87, Class KI
3.00%, 12/25/37 (q)	U.S.$ 5,851	$494,623

Non-Agency Floating Rate - 0.0%
First Horizon Alternative Mortgage Securities Trust
Series 2007-FA2, Class 1A10
2.76% (LIBOR 1 Month + 0.25%), 4/25/37 (o)	494	258,698
Lehman XS Trust
Series 2007-10H, Class 2AIO
4.48% (7.00% - LIBOR 1 Month), 7/25/37 (o)(p)	487	68,209

		326,907

Total Collateralized Mortgage Obligations (cost $227,277,050)		236,062,814

EMERGING MARKETS - TREASURIES - 6.6%
Argentina - 0.5%
Argentina POM Politica Monetaria
Series POM
65.51% (ARLLMONP), 6/21/20 (o)	ARS 281,351	8,284,532
Argentine Bonos del Tesoro
15.50%, 10/17/26	4	84
16.00%, 10/17/23	47,410	1,088,995
18.20%, 10/03/21	103,390	2,248,270

		11,621,881

Brazil - 5.6%
Brazil Letras do Tesouro Nacional
Series LTN
Zero Coupon, 10/01/19	BRL 442,078	116,302,480
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/25	47,870	13,980,611

		130,283,091

Dominican Republic - 0.1%
Dominican Republic International Bond 16.95%, 2/04/22 (d)	DOP 149,900	3,503,494

South Africa - 0.4%
Republic of South Africa Government Bond
Series 2023
7.75%, 2/28/23	ZAR 110,304	8,318,108

Total Emerging Markets - Treasuries (cost $165,183,923)		153,726,574

	Principal Amount (000)		U.S. $ Value
LOCAL GOVERNMENTS - PROVINCIAL BONDS - 3.8%
Canada - 3.8%
Province of Alberta Canada
3.40%, 12/01/23	CAD	16,314	$13,009,110
Province of British Columbia Canada
Series T
9.00%, 8/23/24		11,254	11,489,881
Province of Manitoba Canada
7.75%, 12/22/25		15,924	16,034,285
Province of Ontario Canada
9.50%, 6/02/25		11,092	11,915,152
Province of Quebec Canada
8.50%, 4/01/26		19,724	20,828,676
Province of Saskatchewan Canada
3.20%, 6/03/24		19,693	15,603,624

Total Local Governments - Provincial Bonds (cost $90,407,364)			88,880,728

CORPORATES - INVESTMENT GRADE - 3.6%
Financial Institutions - 2.5%
Banking - 1.1%
Bank of America Corp.
Series DD
6.30%, 3/10/26 (n)	U.S.$	2,526	2,701,961
Series V
5.125%, 6/17/19 (n)		570	567,532
Series Z
6.50%, 10/23/24 (n)		68	72,823
Bank of New York Mellon Corp. (The)
Series E
4.95%, 6/20/20 (n)		844	850,482
BNP Paribas SA
6.75%, 3/14/22 (d)(n)		418	425,106
7.625%, 3/30/21 (d)(n)		810	850,524
Cooperatieve Rabobank UA
11.00%, 6/30/19 (d)(n)		1,061	1,094,071
Credit Agricole SA
6.50%, 6/23/21 (d)(n)	EUR	4,806	5,885,737
8.125%, 12/23/25 (d)(n)	U.S.$	2,233	2,420,996
HSBC Holdings PLC
6.00%, 9/29/23 (d)(n)	EUR	5,927	7,498,265
JPMorgan Chase & Co.
Series S
6.75%, 2/01/24 (n)	U.S.$	2,998	3,234,602
Series V
5.00%, 7/01/19 (n)		37	36,808
Series Z
5.30%, 5/01/20 (n)		119	120,691
Santander Holdings USA, Inc.
4.40%, 7/13/27		686	673,769

			26,433,367

	Principal Amount (000)		U.S. $ Value
Insurance - 1.4%
ACE Capital Trust II
9.70%, 4/01/30	U.S.$	750	$1,009,530
Aegon NV
5.50%, 4/11/48		1,870	1,760,287
AIG Life Holdings, Inc.
8.125%, 3/15/46 (d)		509	613,483
Assicurazioni Generali SpA
5.50%, 10/27/47 (d)	EUR	6,630	8,157,847
Caisse Nationale de Reassurance Mutuelle Agricole Groupama
6.00%, 1/23/27		3,100	4,178,500
CNP Assurances
4.50%, 6/10/47 (d)		1,000	1,250,475
Fairfax Financial Holdings Ltd.
8.30%, 4/15/26	U.S.$	5,000	5,904,950
Hartford Financial Services Group, Inc. (The)
Series ICON
4.741% (LIBOR 3 Month + 2.13%), 2/12/47 (d)(o)		3,275	2,796,817
MetLife, Inc.
6.40%, 12/15/36		2,033	2,150,690
Prudential Financial, Inc.
5.625%, 6/15/43		3,771	3,869,386

			31,691,965

			58,125,332

Industrial - 0.9%
Basic - 0.2%
ArcelorMittal
7.00%, 10/15/39		1,180	1,290,778
GTL Trade Finance, Inc.
7.25%, 4/16/44 (d)		274	294,194
GTL Trade Finance, Inc./Gerdau Holdings, Inc.
5.893%, 4/29/24 (d)		1,243	1,307,884
Minsur SA
6.25%, 2/07/24 (d)		285	298,894
Suzano Austria GmbH
5.75%, 7/14/26 (d)		1,883	1,970,089
Vale Overseas Ltd.
4.375%, 1/11/22		294	294,588
6.25%, 8/10/26		187	199,389

			5,655,816

Capital Goods - 0.1%
General Electric Co.
Series D
5.00%, 1/21/21 (n)		1,203	1,051,867

Communications - Media - 0.0%
Myriad International Holdings BV
5.50%, 7/21/25 (d)		683	709,466

	Principal Amount (000)	U.S. $ Value
Communications - Telecommunications - 0.2%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
4.738%, 3/20/25 (d)	U.S.$ 1,990	$1,985,901
5.152%, 3/20/28 (d)	1,990	2,006,198

		3,992,099

Consumer Cyclical - Automotive - 0.3%
General Motors Financial Co., Inc.
5.10%, 1/17/24	6,262	6,360,439

Consumer Non-Cyclical - 0.0%
HCA, Inc.
5.25%, 6/15/26	548	576,085

Energy - 0.1%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
6.25%, 10/15/22	591	606,207
Ecopetrol SA
5.875%, 9/18/23	604	640,995
Hess Corp.
7.30%, 8/15/31	1,598	1,793,483

		3,040,685

		21,386,457

Utility - 0.2%
Electric - 0.2%
ComEd Financing III
6.35%, 3/15/33	3,462	3,566,795
LLPL Capital Pte Ltd.
6.875%, 2/04/39 (d)	1,230	1,279,889

		4,846,684

Total Corporates - Investment Grade (cost $83,843,076)		84,358,473

ASSET-BACKED SECURITIES - 3.2%
Other ABS - Fixed Rate - 1.8%
Atlas Ltd.
Series 2014-1, Class B
6.875%, 12/15/39 (g)(h)(i)	1,269	1,136,064
CLUB Credit Trust
Series 2017-P2, Class C
4.91%, 1/15/24 (d)(i)	2,191	2,206,793
Series 2018-P3, Class C
5.54%, 1/15/26 (d)(i)	2,200	2,214,433
Consumer Loan Underlying Bond Certificate Issuer Trust I
Series 2018-20, Class PT
8.97%, 11/16/43 (d)(i)	4,861	4,820,968
Consumer Loan Underlying Bond Credit Trust
Series 2018-P1, Class C
5.21%, 7/15/25 (d)(i)	4,255	4,282,115

	Principal Amount (000)	U.S. $ Value
Marlette Funding Trust
Series 2017-1A, Class C
6.658%, 3/15/24 (d)(i)	U.S.$ 1,850	$1,890,678
Series 2018-3A, Class C
4.63%, 9/15/28 (d)(i)	4,539	4,591,388
Series 2018-4A, Class C
4.91%, 12/15/28 (d)(i)	558	567,528
Prosper Marketplace Issuance Trust
Series 2017-2A, Class B
3.48%, 9/15/23 (d)(i)	4,634	4,625,536
SoFi Consumer Loan Program LLC
Series 2016-1, Class R
Zero Coupon, 8/25/25 (h)(i)(l)	6,770	1,762,340
Series 2016-5, Class R
Zero Coupon, 9/25/28 (h)(i)(l)	24	486,717
Series 2017-1, Class B
4.73%, 1/26/26 (d)(i)	2,205	2,274,978
Series 2017-5, Class R1
Zero Coupon, 9/25/26 (h)(i)(l)	17	932,744
SoFi Consumer Loan Program Trust
Series 2018-1, Class R1
Zero Coupon, 2/25/27(h)(i)(l)	37	3,119,242
Series 2018-2, Class C
4.25%, 4/26/27 (d)(i)	1,400	1,402,948
Series 2018-3, Class C
4.67%, 8/25/27 (d)(i)	4,611	4,734,280

		41,048,752

Autos - Fixed Rate - 1.4%
Avis Budget Rental Car Funding AESOP LLC
Series 2018-1A, Class C
4.73%, 9/20/24 (d)	2,372	2,411,433
CPS Auto Receivables Trust
Series 2016-C, Class E
8.39%, 9/15/23 (d)	2,500	2,662,751
Series 2017-C, Class E
5.72%, 9/16/24 (d)	1,400	1,425,244
Series 2018-B, Class E
5.61%, 12/16/24 (d)	1,687	1,689,153
CPS Auto Trust
Series 2016-D, Class E
6.86%, 4/15/24 (d)	3,000	3,120,646
Series 2017-A, Class E
7.07%, 4/15/24 (d)	3,500	3,700,940
Exeter Automobile Receivables Trust
Series 2016-3A, Class D
6.40%, 7/17/23 (d)	1,090	1,123,059
Series 2017-1A, Class D
6.20%, 11/15/23 (d)	2,000	2,065,257
Series 2017-3A, Class D
5.28%, 10/15/24 (d)	4,370	4,421,238

	Principal Amount (000)	U.S. $ Value
First Investors Auto Owner Trust
Series 2017-1A, Class E
5.86%, 11/15/23 (d)	U.S.$ 450	$458,575
Flagship Credit Auto Trust
Series 2015-2, Class D
5.98%, 8/15/22 (d)	1,750	1,779,826
Series 2016-2, Class D
8.56%, 11/15/23 (d)	4,200	4,445,314
Series 2017-1, Class E
6.46%, 12/15/23 (d)	1,000	1,036,404
Series 2018-3, Class D
4.15%, 12/16/24 (d)	670	673,533
Hertz Vehicle Financing II LP
Series 2019-1A, Class C
4.99%, 3/25/23 (d)	1,984	1,983,823

		32,997,196

Total Asset-Backed Securities (cost $75,867,440)		74,045,948

EMERGING MARKETS - CORPORATE BONDS - 2.6%
Industrial - 2.1%
Basic - 0.3%
Consolidated Energy Finance SA
6.875%, 6/15/25 (d)	787	777,186
Elementia SAB de CV
5.50%, 1/15/25 (d)	1,039	980,556
First Quantum Minerals Ltd.
7.25%, 5/15/22 (d)	910	883,597
7.50%, 4/01/25 (d)	410	372,075
Nexa Resources SA
5.375%, 5/04/27 (d)	1,300	1,288,950
Stillwater Mining Co.
7.125%, 6/27/25 (d)	410	390,525
Vedanta Resources PLC
6.375%, 7/30/22 (d)	1,474	1,424,997

		6,117,886

Capital Goods - 0.1%
Indo Energy Finance II BV
6.375%, 1/24/23 (d)	1,390	1,358,725
Odebrecht Finance Ltd.
4.375%, 4/25/25 (d)(e)(f)	6,760	861,900
5.25%, 6/27/29 (d)(e)(f)	2,103	268,132

		2,488,757

Communications - Telecommunications - 0.3%
Digicel Group One Ltd.
8.25%, 12/30/22 (d)	1,544	1,273,800
Digicel Group Two Ltd.
8.25%, 9/30/22 (d)	1,456	793,520

	Principal Amount (000)	U.S. $ Value
Digicel Ltd.
6.00%, 4/15/21 (d)	U.S.$ 700	$647,500
Millicom International Cellular SA
5.125%, 1/15/28 (d)	1,762	1,634,255
6.625%, 10/15/26 (d)	1,040	1,067,810
MTN Mauritius Investments Ltd.
5.373%, 2/13/22 (d)	1,500	1,490,625

		6,907,510

Consumer Cyclical - Other - 0.0%
Servicios Corporativos Javer SAB de CV
9.875%, 4/06/21 (d)	884	895,050

Consumer Non-Cyclical - 1.0%
BRF SA
3.95%, 5/22/23 (d)	200	182,800
Central American Bottling Corp.
5.75%, 1/31/27 (d)	718	713,512
Cosan Ltd.
5.95%, 9/20/24 (d)	587	589,935
Inretail Pharma SA
5.375%, 5/02/23 (d)	4,634	4,741,431
MARB BondCo PLC
6.875%, 1/19/25 (d)	3,730	3,543,500
Marfrig Holdings Europe BV
8.00%, 6/08/23 (d)	2,420	2,494,052
Minerva Luxembourg SA
5.875%, 1/19/28 (d)	200	179,500
6.50%, 9/20/26 (d)	3,300	3,151,500
Natura Cosmeticos SA
5.375%, 2/01/23 (d)	2,139	2,148,722
Teva Pharmaceutical Finance Netherlands III BV
2.20%, 7/21/21	4,211	3,968,889
Tonon Luxembourg SA
7.25%, 1/24/20 (e)(f)(i)(j)(l)	2,280	52,128
Virgolino de Oliveira Finance SA
10.50%, 1/28/18 (e)(i)(k)(l)	4,738	230,504
10.875%, 1/13/20 (e)(f)(l)	750	187,500
11.75%, 2/09/22 (e)(f)(l)	1,690	50,573

		22,234,546

Energy - 0.3%
Cosan Luxembourg SA
7.00%, 1/20/27 (d)	202	210,838
Medco Platinum Road Pte Ltd.
6.75%, 1/30/25 (d)	1,532	1,412,450
Oil and Gas Holding Co. BSCC (The)
7.625%, 11/07/24 (d)	668	708,915
8.375%, 11/07/28 (d)	3,912	4,185,840

	Principal Amount (000)		U.S. $ Value
YPF SA
16.50%, 5/09/22 (d)	ARS	13,912	$235,196

			6,753,239

Transportation - Services - 0.1%
Rumo Luxembourg SARL
7.375%, 2/09/24 (d)	U.S.$	2,272	2,399,800

			47,796,788

Financial Institutions - 0.4%
Banking - 0.3%
Akbank Turk AS
7.20%, 3/16/27 (d)		287	260,453
Fidelity Bank PLC
10.50%, 10/16/22 (d)		1,300	1,316,250
Turkiye Garanti Bankasi AS
5.875%, 3/16/23 (d)		831	800,876
Turkiye Vakiflar Bankasi TAO
5.75%, 1/30/23 (d)		2,799	2,610,963
Yapi ve Kredi Bankasi AS
5.125%, 10/22/19 (d)		453	451,868
Zenith Bank PLC
6.25%, 4/22/19 (d)		1,400	1,400,700

			6,841,110

Finance - 0.0%
Unifin Financiera SAB de CV SOFOM ENR
7.00%, 1/15/25 (d)		575	520,375

REITS - 0.1%
New Metro Global Ltd.
7.125%, 5/23/21 (d)		1,200	1,203,000
Yuzhou Properties Co., Ltd.
7.90%, 5/11/21 (d)		785	796,598

			1,999,598

			9,361,083

Utility - 0.1%
Electric - 0.1%
Cemig Geracao e Transmissao SA
9.25%, 12/05/24 (d)		1,219	1,330,216
Light Servicos de Eletricidade SA/Light Energia SA
7.25%, 5/03/23 (d)		729	729,874
Terraform Global Operating LLC
6.125%, 3/01/26 (l)		695	662,710

			2,722,800

Total Emerging Markets - Corporate Bonds (cost $75,655,503)			59,880,671

	Principal Amount (000)		U.S. $ Value
EMERGING MARKETS - SOVEREIGNS - 2.3%
Angola - 0.2%
Angolan Government International Bond
8.25%, 5/09/28 (d)	U.S.$	460	$473,800
9.50%, 11/12/25 (d)		4,256	4,734,800

			5,208,600

Bahrain - 0.1%
Bahrain Government International Bond
6.75%, 9/20/29 (d)		1,709	1,730,362
7.00%, 10/12/28 (d)		1,288	1,333,080

			3,063,442

Costa Rica - 0.1%
Costa Rica Government International Bond
4.37%, 5/22/19 (l)		1,935	1,920,487

Ecuador - 0.2%
Ecuador Government International Bond
8.875%, 10/23/27 (d)		1,350	1,257,187
9.65%, 12/13/26 (d)		734	715,650
10.50%, 3/24/20 (d)		1,974	2,052,960
10.75%, 1/31/29 (d)		770	783,691

			4,809,488

Egypt - 0.2%
Egypt Government International Bond
6.125%, 1/31/22 (d)		4,666	4,642,670

El Salvador - 0.1%
El Salvador Government International Bond
7.375%, 12/01/19 (d)		1,427	1,444,730

Ghana - 0.1%
Ghana Government International Bond
10.75%, 10/14/30 (d)		1,671	1,963,425

Honduras - 0.1%
Honduras Government International Bond
6.25%, 1/19/27 (d)		1,555	1,595,819

Ivory Coast - 0.1%
Ivory Coast Government International Bond
6.375%, 3/03/28 (d)		2,440	2,333,250

Kenya - 0.2%
Kenya Government International Bond
5.875%, 6/24/19 (d)		1,252	1,256,695
6.875%, 6/24/24 (d)		736	736,000
7.25%, 2/28/28 (d)		1,639	1,600,074

			3,592,769

	Principal Amount (000)		U.S. $ Value
Lebanon - 0.1%
Lebanon Government International Bond
6.65%, 4/22/24 (d)	U.S.$	507	$446,160
8.25%, 4/12/21 (d)		1,410	1,343,025
Series G
6.20%, 2/26/25 (d)		976	829,600
6.60%, 11/27/26 (d)		1,142	956,425

			3,575,210

Nigeria - 0.3%
Nigeria Government International Bond
5.625%, 6/27/22		248	248,930
6.75%, 1/28/21 (d)		2,136	2,197,410
7.625%, 11/21/25 (d)		3,305	3,429,136
7.875%, 2/16/32 (d)		426	424,402

			6,299,878

Senegal - 0.2%
Senegal Government International Bond
6.25%, 5/23/33 (d)		608	565,440
6.75%, 3/13/48 (d)		3,730	3,319,700
8.75%, 5/13/21 (d)		864	933,120

			4,818,260

Sri Lanka - 0.1%
Sri Lanka Government International Bond
6.125%, 6/03/25 (d)		2,000	1,905,000
6.20%, 5/11/27 (d)		685	636,194

			2,541,194

Turkey - 0.2%
Turkey Government International Bond
4.875%, 10/09/26		265	240,156
7.25%, 12/23/23		496	520,800
7.375%, 2/05/25		775	811,813
7.50%, 11/07/19		1,996	2,038,415

			3,611,184

Zambia - 0.0%
Zambia Government International Bond
8.50%, 4/14/24 (d)		1,217	1,000,983

Total Emerging Markets - Sovereigns (cost $52,563,678)			52,421,389

COLLATERALIZED LOAN OBLIGATIONS - 2.2%
CLO - Floating Rate - 2.2%
Apidos CLO XXVI
Series 2017-26A, Class D
8.88% (LIBOR 3 Month + 6.10%), 7/18/29 (d)(i)(o)		550	528,422

	Principal Amount (000)		U.S. $ Value
Black Diamond CLO Ltd.
Series 2016-1A, Class A2AR
4.515% (LIBOR 3 Month + 1.75%),
4/26/31 (d)(i)(o)	U.S.$	5,300	$5,231,964
BlueMountain Fuji US CLO II Ltd.
Series 2017-2A, Class D
8.619% (LIBOR 3 Month + 6.15%),
10/20/30 (d)(i)(o)		3,300	3,178,296
CBAM Ltd.
Series 2017-3A, Class E1
9.273% (LIBOR 3 Month + 6.50%),
10/17/29 (d)(i)(o)		1,604	1,567,831
Series 2018-7A, Class B1
4.361% (LIBOR 3 Month + 1.60%),
7/20/31 (d)(i)(o)		1,996	1,956,970
Dryden Senior Loan Fund
Series 2017-49A, Class E
9.08% (LIBOR 3 Month + 6.30%),
7/18/30 (d)(i)(o)		605	588,873
GoldenTree Loan Opportunities IX Ltd.
Series 2014-9A, Class DR2
5.752% (LIBOR 3 Month + 3.00%),
10/29/29 (d)(i)(o)		2,815	2,772,702
Greywolf CLO VI Ltd.
Series 2018-1A, Class A2
4.395% (LIBOR 3 Month + 1.63%),
4/26/31 (d)(i)(o)		5,300	5,234,094
Halcyon Loan Advisors Funding Ltd.
Series 2018-1A, Class A2
4.269% (LIBOR 3 Month + 1.80%),
7/21/31 (d)(i)(o)		1,826	1,795,485
Series 2018-1A, Class C
5.669% (LIBOR 3 Month + 3.20%),
7/21/31 (d)(i)(o)		2,000	1,915,536
Marble Point CLO XI Ltd.
Series 2017-2A, Class A
3.96% (LIBOR 3 Month + 1.18%),
12/18/30 (d)(i)(o)		2,400	2,380,001
Northwoods Capital XII-B Ltd.
Series 2018-12BA, Class B
4.638% (LIBOR 3 Month + 1.85%),
6/15/31 (d)(i)(o)		1,350	1,338,393
OZLM Ltd.
Series 2014-7RA, Class CR
5.773% (LIBOR 3 Month + 3.00%),
7/17/29 (d)(i)(o)		1,000	985,163
Series 2018-18A, Class B
4.337% (LIBOR 3 Month + 1.55%),
4/15/31 (d)(i)(o)		5,450	5,363,149
Rockford Tower CLO Ltd.
Series 2017-2A, Class D
6.237% (LIBOR 3 Month + 3.45%),
10/15/29 (d)(i)(o)		4,444	4,444,090
Series 2017-3A, Class A

	Principal Amount (000)		U.S. $ Value
3.951% (LIBOR 3 Month + 1.19%),
10/20/30 (d)(i)(o)	U.S.$	1,931	$1,922,463
Sound Point CLO XIX Ltd.
Series 2018-1A, Class A
3.787% (LIBOR 3 Month + 1.00%),
4/15/31 (d)(i)(o)		7,931	7,788,226
TIAA CLO II Ltd.
Series 2017-1A, Class A
4.041% (LIBOR 3 Month + 1.28%),
4/20/29 (d)(i)(o)		1,000	999,258
Venture XXVII CLO Ltd.
Series 2017-27A, Class D
6.761% (LIBOR 3 Month + 4.00%),
7/20/30 (d)(i)(o)		1,591	1,576,463

Total Collateralized Loan Obligations (cost $52,446,206)			51,567,379

AGENCIES - 1.8%
Agency Debentures - 1.8%
Federal Home Loan Banks
5.50%, 7/15/36		8,695	11,222,550
Federal Home Loan Mortgage Corp.
6.75%, 3/15/31		4,000	5,458,240
Series GDIF
6.75%, 9/15/29		4,606	6,124,630
6.25%, 7/15/32		10,400	13,923,624
Residual Funding Corp. Principal Strip
Zero Coupon, 7/15/20		5,277	5,081,909

Total Agencies (cost $42,308,129)			41,810,953

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.1%
Non-Agency Fixed Rate CMBS - 0.9%
Citigroup Commercial Mortgage Trust
Series 2016-C3, Class XA
1.188%, 11/15/49 (q)		38,425	2,377,559
Citigroup/Deutsche Bank Mortgage Trust
Series 2017-CD3, Class XA
1.034%, 2/10/50 (q)		14,989	943,641
Commercial Mortgage Trust
Series 2014-CR15, Class XA
1.052%, 2/10/47 (q)		49,391	1,653,612
Series 2015-CR27, Class XA
1.126%, 10/10/48 (q)		7,491	380,055
GS Mortgage Securities Trust
Series 2016-GS3, Class XA
1.265%, 10/10/49 (q)		34,321	2,408,666
JP Morgan Chase Commercial Mortgage
Securities Trust
Series 2012-CBX, Class E
5.191%, 6/15/45 (d)(i)		1,863	1,737,707
Series 2016-JP2, Class XA
1.842%, 8/15/49 (q)		16,945	1,783,173

	Principal Amount (000)		U.S. $ Value
JPMBB Commercial Mortgage Securities Trust
Series 2015-C32, Class C
4.667%, 11/15/48 (i)	U.S.$	1,300	$1,313,702
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AJ
5.452%, 9/15/39 (i)		1,168	806,029
Madison Avenue Trust
Series 2013-650M, Class E
4.034%, 10/12/32 (d)(i)		920	906,243
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C22, Class XA
1.105%, 4/15/48 (q)		13,050	634,243
Wells Fargo Commercial Mortgage Trust
Series 2015-LC20, Class XA
1.353%, 4/15/50 (q)		9,233	512,918
Series 2016-C36, Class XA
1.338%, 11/15/59 (q)		52,011	3,842,066
Series 2016-LC24, Class XA
1.694%, 10/15/49 (q)		10,037	936,258
Series 2016-LC25, Class XA
1.015%, 12/15/59 (q)		20,472	1,078,849

			21,314,721

Non-Agency Floating Rate CMBS - 0.2%
CLNS Trust
Series 2017-IKPR, Class F
7.019% (LIBOR 1 Month + 4.50%), 6/11/32 (d)(i)(o)		1,480	1,484,114
Credit Suisse Mortgage Trust
Series 2016-MFF, Class D
7.109% (LIBOR 1 Month + 4.60%), 11/15/33 (d)(i)(o)		755	754,890
DBWF Mortgage Trust
Series 2018-GLKS, Class E
5.521% (LIBOR 1 Month + 3.02%), 11/19/35 (d)(i)(o)		1,994	1,992,059

			4,231,063

Agency CMBS - 0.0%
Government National Mortgage Association
Series 2006-32, Class XM
0.035%, 11/16/45 (q)		244	233

Total Commercial Mortgage-Backed Securities (cost $25,519,023)			25,546,017

BANK LOANS - 1.0%
Industrial - 1.0%
Basic - 0.0%
Foresight Energy LLC
8.249% (LIBOR 1 Month + 5.75%), 3/28/22 (r)		431	425,755

	Principal Amount (000)		U.S. $ Value
Starfruit Finco B.V. (Starfruit US Holdco LLC) (fka AkzoNobel)
5.753% (LIBOR 1 Month + 3.25%), 10/01/25 (r)	U.S.$	175	$170,954

			596,709

Capital Goods - 0.1%
Brookfield WEC Holdings Inc. (fka Westinghouse Electric Company LLC)
6.249% (LIBOR 1 Month + 3.75%), 8/01/25 (r)		762	757,698
9.249% (LIBOR 1 Month + 6.75%), 8/03/26 (r)		797	791,667

			1,549,365

Communications - Telecommunications - 0.0%
Intelsat Jackson Holdings S.A.
6.625%, 1/02/24		252	251,258
7.001% (LIBOR 1 Month + 4.50%), 1/02/24 (r)		150	151,750

			403,008

Consumer Cyclical - Automotive - 0.0%
Navistar, Inc.
6.020% (LIBOR 1 Month + 3.50%), 11/06/24 (i)(r)		654	643,224

Consumer Cyclical - Other - 0.0%
Stars Group Holdings B.V.
6.303% (LIBOR 3 Month + 3.50%), 7/10/25 (r)		805	796,840

Consumer Cyclical - Restaurants - 0.0%
IRB Holding Corp. (fka Arby’s/Buffalo Wild Wings)
5.764% (LIBOR 1 Month + 3.25%), 2/05/25 (r)		571	555,382

Consumer Cyclical - Retailers - 0.1%
Specialty Building Products Holdings, LLC
8.249% (LIBOR 1 Month + 5.75%), 10/01/25 (i)(r)		1,021	993,939

Consumer Non-Cyclical - 0.5%
Air Medical Group Holdings, Inc.
6.769% (LIBOR 1 Month + 4.25%), 3/14/25 (r)		1,176	1,102,313
Alphabet Holding Company, Inc. (fka Nature’s Bounty)
10.249% (LIBOR 1 Month + 7.75%), 9/26/25 (r)		3,524	2,825,352
BI-LO, LLC
10.62% (LIBOR 3 Month + 8.00%), 5/31/24 (r)		1,617	1,548,126
10.779% (LIBOR 3 Month + 8.00%), 5/31/24 (r)		1,542	1,476,767

	Principal Amount (000)		U.S. $ Value
10.779% (LIBOR 3 Month + 8.00%), 5/31/24 (r)	U.S.$	1,617	$1,548,126
Owens & Minor, Inc.
7.019% (LIBOR 1 Month + 4.50%), 4/30/25 (i)(r)		1,874	1,586,214
Regionalcare Hospital Partners Holdings, Inc.
7.129% (LIBOR 1 Month + 4.50%), 11/16/25 (r)		1,341	1,307,140

			11,394,038

Other Industrial - 0.0%
American Tire Distributors, Inc.
8.503% (LIBOR 1 Month + 6.00%), 9/01/23 (g)(r)		292	281,092
9.999% (LIBOR 1 Month + 7.50%), 9/02/24 (g)(r)		759	673,459

			954,551

Services - 0.1%
Verscend Holding Corp.
6.999% (LIBOR 1 Month + 4.50%), 8/27/25 (r)		1,990	1,970,800

Technology - 0.2%
Boxer Parent Company Inc. (fka BMC Software, Inc.)
7.053% (LIBOR 3 Month + 4.25%), 10/02/25 (r)		2,700	2,633,472
Veritas US Inc.
7.00% (LIBOR 3 Month + 4.50%), 1/27/23 (r)		1,051	912,893
7.303% (LIBOR 1 Month + 4.50%), 1/27/23 (r)		345	299,282

			3,845,647

Total Bank Loans (cost $24,811,714)			23,703,503

	Shares
COMMON STOCKS - 0.4%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Berry Petroleum Corp.		133,343	1,572,114
Denbury Resources, Inc. (e)		83,999	170,518
Golden Energy Offshore Services AS (e)(g)		1,497,659	1,136,480
Paragon Litigation - Class A (g)(i)		10,360	9,065
Paragon Litigation - Class B (g)(i)		15,538	539,946
Tervita Corp. (e)		245,313	1,314,360
Vantage Drilling International (e)(g)(i)		5,303	1,230,296

			5,972,779

Company	Shares		U.S. $ Value
Consumer Discretionary - 0.1%
Auto Components - 0.0%
Atd New Holdings, Inc. (g)(i)		29,486	$567,605

Media - 0.1%
Ion Media Networks, Inc. - Class A (e)(g)(h)(i)		2,512	924,165

			1,491,770

Information Technology - 0.0%
IT Services - 0.0%
Paysafe Group Ltd. (g)(h)(i)		3,109	189,773

Software - 0.0%
Avaya Holdings Corp. (e)		34,528	583,869

			773,642

Consumer Staples - 0.0%
Food & Staples Retailing - 0.0%
Southeastern Grocers, Inc. Npv (g)(h)(i)		16,421	574,735

Industrials - 0.0%
Consumer Cyclical - Automotive - 0.0%
Exide Technologies/Old (e)(h)(i)(s)		45,970	14,710

Total Common Stocks (cost $11,209,397)			8,827,636

	Principal Amount (000)
INFLATION-LINKED SECURITIES - 0.3%
Mexico - 0.3%
Mexican Udibonos
Series S
4.00%, 6/13/19
(cost $6,424,295)	MXN	131,449	6,798,303

QUASI-SOVEREIGNS - 0.2%
Quasi-Sovereign Bonds - 0.2%
Indonesia - 0.0%
Indonesia Asahan Aluminium Persero PT
5.71%, 11/15/23 (d)	U.S.$	277	293,864

Kazakhstan - 0.1%
KazMunayGas National Co. JSC
4.75%, 4/24/25 (d)		768	791,040
5.375%, 4/24/30 (d)		1,940	2,011,479

			2,802,519

Mexico - 0.0%
Petroleos Mexicanos
6.50%, 1/23/29		403	379,759

Panama - 0.1%
Aeropuerto Internacional de Tocumen SA
6.00%, 11/18/48 (d)		1,017	1,059,984

	Principal Amount (000)		U.S. $ Value
Turkey - 0.0%
Export Credit Bank of Turkey
4.25%, 9/18/22 (d)	U.S.$	550	$508,062
TC Ziraat Bankasi AS
4.25%, 7/03/19 (d)		529	524,768

			1,032,830

Total Quasi-Sovereigns (cost $5,374,593)			5,568,956

LOCAL GOVERNMENTS - US MUNICIPAL BONDS - 0.1%
United States - 0.1%
Texas Transportation Commission State Highway Fund
Series 2010B
5.178%, 4/01/30
(cost $2,560,000)		2,560	2,943,386

LOCAL GOVERNMENTS - REGIONAL BONDS - 0.1%
Argentina - 0.1%
Provincia de Buenos Aires/Argentina
5.75%, 6/15/19 (d)		1,057	1,057,000
49.217% (BADLAR + 3.83%), 5/31/22 (o)	ARS	28,600	732,416
Provincia de Cordoba
7.125%, 6/10/21 (d)	U.S.$	184	166,520

Total Local Governments - Regional Bonds (cost $3,035,635)			1,955,936

WHOLE LOAN TRUSTS - 0.0%
Performing Asset - 0.0%
Sheridan Auto Loan Holdings I LLC
10.00%, 12/31/20-9/30/21 (g)(h)(i)		1,852	590,472
Sheridan Consumer Finance Trust
10.86%, 3/01/21 (g)(h)(i)		443	442,782

Total Whole Loan Trusts (cost $2,295,000)			1,033,254

GOVERNMENTS - SOVEREIGN BONDS - 0.0%
Qatar - 0.0%
Qatar Government International Bond
3.875%, 4/23/23 (d)
(cost $857,458)		861	877,144

	Shares
PREFERRED STOCKS - 0.0%
Financial Institutions - 0.0%
Banking - 0.0%
Paysafe Holdings UK Ltd.
0.00% (e)(g)(h)(i)
(cost $834,450)		834,450	834,450

	Notional Amount	U.S. $ Value
OPTIONS PURCHASED - CALLS - 0.0%
Swaptions - 0.0%
CDX-NAHY Series 31, 5 Year Index Expiration: Feb 2019; Contracts: 23,150,000; Exercise Rate: 1.03%; Counterparty: Citibank, NA (e) (premiums paid $85,655)	USD 23,150,000	$464,279

OPTIONS PURCHASED - PUTS - 0.0%
Swaptions - 0.0%
IRS Swaption Expiration: Feb 2019; Contracts: 72,440,000; Exercise Rate: 3.18%; Counterparty: Bank of America, NA (e) (premiums paid $441,884)	72,440,000	1,343

	Shares
WARRANTS - 0.0%
Avaya Holdings Corp., expiring 12/15/22 (e)	2,936	3
Encore Automotive Acceptance, expiring 7/05/31 (e)(g)(h)(i)	12	0
Flexpath Capital, Inc., expiring 4/15/31 (e)(g)(h)(i)	17,195	0
SandRidge Energy, Inc., A-CW22, expiring 10/04/22 (e)	2,475	124
SandRidge Energy, Inc., B-CW22, expiring 10/04/22 (e)	1,042	10

Total Warrants (cost $0)		137

SHORT-TERM INVESTMENTS - 1.4%
Investment Companies - 1.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.35% (t)(u)(v) (cost $32,046,412)	32,046,412	32,046,412

Total Investments - 126.6% (cost $2,995,861,010) (w)		2,956,769,242
Other assets less liabilities - (26.6)%		(620,957,104)

Net Assets - 100.0%		$2,335,812,138

FUTURES

Description	Number of Contracts	Expiration Month	Notional (000)		Original Value	Value at January 31, 2019	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. 10 Yr Ultra Futures	1,671	March 2019	USD	167,100	$210,573,235	$218,378,812	$7,805,577
U.S. T-Note 2 Yr (CBT) Futures	2,630	March 2019	USD	526,000	555,325,081	558,422,971	3,097,890
U.S. T-Note 10 Yr (CBT) Futures	4,249	March 2019	USD	424,900	508,456,263	520,369,719	11,913,456

Description	Number of Contracts	Expiration Month	Notional (000)		Original Value	Value at January 31, 2019	Unrealized Appreciation/ (Depreciation)
Sold Contracts
Euro-BOBL Futures	523	March 2019	EUR	52,300	$79,125,746	$79,575,296	$(449,550)
Euro-Bund Futures	72	March 2019	EUR	7,200	13,442,566	13,653,058	(210,492)
Euro-Schatz Futures	1,357	March 2019	EUR	135,700	173,796,223	173,766,665	29,558
U.S. Long Bond (CBT) Futures	439	March 2019	USD	43,900	61,204,920	64,395,813	(3,190,893)
U.S. T-Note 5 Yr (CBT) Futures	1,373	March 2019	USD	137,300	157,108,282	157,701,922	(593,640)

							$18,401,906

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	NZD	16,931	USD	11,420	2/20/19	$(286,981)
Australia and New Zealand Banking Group Ltd.	USD	11,471	EUR	10,000	4/10/19	39,304
Bank of America, NA	KRW	15,391,573	USD	13,719	2/20/19	(117,200)
Bank of America, NA	EUR	22,682	USD	25,914	4/10/19	(194,461)
Bank of America, NA	EUR	600	USD	694	4/10/19	3,419
Bank of America, NA	USD	5,485	CHF	5,353	2/28/19	(89,573)
Bank of America, NA	USD	5,484	CHF	5,354	2/26/19	(89,560)
Barclays Bank PLC	JPY	1,849,598	USD	17,116	2/15/19	121,332
Barclays Bank PLC	ILS	84,832	USD	23,194	4/16/19	(252,648)
Barclays Bank PLC	USD	11,005	KRW	12,194,779	2/20/19	(42,074)
BNP Paribas SA	ARS	271,963	USD	6,864	2/27/19	(252,636)
BNP Paribas SA	ZAR	113,625	USD	8,221	4/17/19	(274,273)
BNP Paribas SA	AUD	32,385	USD	23,226	2/20/19	(319,889)
BNP Paribas SA	TRY	26,044	USD	4,605	2/28/19	(359,309)
BNP Paribas SA	NZD	27,150	USD	18,185	2/20/19	(587,689)
BNP Paribas SA	CHF	5,334	USD	5,454	2/28/19	78,364
BNP Paribas SA	USD	30,697	TRY	169,921	3/28/19	1,203,834
BNP Paribas SA	USD	7,621	JPY	857,703	2/15/19	259,755
Citibank, NA	IDR	153,578,000	USD	10,650	5/09/19	(248,228)
Citibank, NA	MXN	230,397	USD	11,973	3/22/19	7,197
Citibank, NA	CNY	34,198	USD	4,946	3/20/19	(156,066)
Citibank, NA	BRL	46,618	USD	12,766	2/04/19	(16,450)
Citibank, NA	CLP	12,731	USD	19	3/15/19	(375)
Citibank, NA	USD	12,520	BRL	46,618	2/04/19	261,699
Citibank, NA	USD	11,548	SEK	103,325	4/12/19	(67,496)
Citibank, NA	USD	13,235	JPY	1,436,587	2/15/19	(34,594)
Citibank, NA	USD	19,441	KRW	21,477,846	2/20/19	(132,995)
Credit Suisse International	TRY	65,049	USD	9,798	2/28/19	(2,601,997)
Credit Suisse International	TRY	27,887	USD	4,776	2/26/19	(545,693)
Credit Suisse International	EUR	2,040	TRY	12,840	5/03/19	11,572
Credit Suisse International	TRY	3,874	EUR	616	5/03/19	(2,877)
Credit Suisse International	USD	5,487	CHF	5,341	2/28/19	(103,163)
Credit Suisse International	NZD	6,691	AUD	6,386	7/29/19	13,752
Credit Suisse International	USD	4,801	TRY	27,887	2/26/19	521,323
Credit Suisse International	USD	9,282	TRY	64,156	2/28/19	2,948,415
Credit Suisse International	USD	12,074	JPY	1,343,473	2/15/19	270,887
Deutsche Bank AG	INR	1,694,073	USD	23,209	3/18/19	(542,739)
Deutsche Bank AG	USD	2,091	CHF	1,989	2/28/19	(86,642)
Deutsche Bank AG	AUD	6,386	NZD	6,691	7/29/19	(13,968)
Deutsche Bank AG	USD	31,949	INR	2,279,707	3/18/19	14,233
Goldman Sachs Bank USA	JPY	4,312,145	USD	38,291	2/15/19	(1,330,821)
Goldman Sachs Bank USA	RUB	713,217	USD	10,679	3/07/19	(181,258)
Goldman Sachs Bank USA	BRL	221,039	USD	58,176	10/10/19	(1,321,406)
Goldman Sachs Bank USA	BRL	34,902	USD	9,246	2/04/19	(323,972)
Goldman Sachs Bank USA	GBP	27,214	USD	34,535	2/28/19	(1,203,292)
Goldman Sachs Bank USA	NZD	24,005	USD	15,924	2/20/19	(674,454)
Goldman Sachs Bank USA	NZD	841	USD	582	2/20/19	439
Goldman Sachs Bank USA	TRY	8,963	EUR	1,424	5/03/19	(8,065)
Goldman Sachs Bank USA	USD	9,229	BRL	34,902	3/06/19	325,760
Goldman Sachs Bank USA	USD	9,557	BRL	34,902	2/04/19	12,316
Goldman Sachs Bank USA	USD	11,504	PLN	43,154	4/08/19	110,333

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Goldman Sachs Bank USA	USD	26,677	TRY	150,540	2/28/19	$2,020,144
Goldman Sachs Bank USA	USD	18,236	NOK	155,112	4/12/19	210,842
HSBC Bank USA	INR	495,519	USD	6,765	3/18/19	(182,886)
HSBC Bank USA	LKR	172,569	USD	962	2/15/19	(4,115)
HSBC Bank USA	LKR	337,966	USD	1,874	2/22/19	(14,533)
HSBC Bank USA	USD	1,841	LKR	337,966	2/22/19	47,365
HSBC Bank USA	USD	946	LKR	172,569	2/15/19	19,548
HSBC Bank USA	USD	13,303	TWD	406,750	3/14/19	(25,131)
HSBC Bank USA	USD	24,138	TWD	740,649	3/14/19	39,496
JPMorgan Chase Bank, NA	JPY	616,533	USD	5,712	2/15/19	46,763
JPMorgan Chase Bank, NA	TRY	77,221	USD	11,422	2/28/19	(3,298,280)
JPMorgan Chase Bank, NA	CHF	35,825	USD	36,486	3/13/19	332,965
JPMorgan Chase Bank, NA	AUD	16,810	USD	11,975	2/20/19	(247,075)
JPMorgan Chase Bank, NA	CHF	5,354	USD	5,480	2/26/19	85,668
JPMorgan Chase Bank, NA	USD	11,613	PLN	43,544	4/08/19	106,903
Morgan Stanley & Co., Inc.	BRL	255,916	USD	68,572	2/04/19	(1,595,874)
Morgan Stanley & Co., Inc.	USD	70,078	BRL	255,916	2/04/19	90,306
Natwest Markets PLC	USD	14,876	AUD	20,386	2/20/19	(53,558)
Natwest Markets PLC	USD	2,319	TWD	70,605	3/14/19	(13,872)
Natwest Markets PLC	USD	12,088	JPY	1,343,473	2/15/19	256,903
Natwest Markets PLC	USD	11,966	KRW	13,362,743	2/20/19	46,620
Standard Chartered Bank	TWD	739,747	USD	24,002	3/14/19	(145,518)
Standard Chartered Bank	TWD	480,695	USD	15,766	3/14/19	74,767
Standard Chartered Bank	BRL	244,200	USD	66,869	2/04/19	(86,172)
Standard Chartered Bank	CAD	129,613	USD	97,989	3/07/19	(732,275)
Standard Chartered Bank	USD	62,704	BRL	244,200	2/04/19	4,251,660
Standard Chartered Bank	USD	12,201	KRW	13,600,090	2/20/19	24,810
State Street Bank & Trust Co.	EUR	8,000	USD	9,183	4/10/19	(25,907)
State Street Bank & Trust Co.	USD	4,702	EUR	4,070	4/10/19	(17,611)
UBS AG	JPY	668,445	USD	6,139	2/15/19	(3,018)
UBS AG	EUR	88,270	USD	102,004	4/10/19	399,473
UBS AG	CAD	15,299	USD	11,471	3/07/19	(181,472)
UBS AG	EUR	10,742	GBP	9,438	2/28/19	72,976
UBS AG	USD	23,205	NZD	34,027	2/20/19	322,762

						$(4,436,236)

CREDIT DEFAULT SWAPTIONS WRITTEN

Description	Counter- party	Buy/Sell Protection	Strike Rate	Expiration Month	Notional Amount (000)	Premiums Received	Market Value
Put
CDX-NAHY Series 31, 5 Year Index	Citibank, NA	Sell	0.97%	Feb 2019	$23,150	$148,160	$(190)

INTEREST RATE SWAPTIONS WRITTEN

Description	Index	Counter- Party	Strike Rate	Expiration Date	Notional Amount (000)	Premiums Received	Market Value
Call
OTC - 1 Year Interest Rate Swap	3 Month LIBOR	Citibank, NA	1.41%	2/11/19	$1,230	$14,637	$(66,492)
OTC - 1 Year Interest Rate Swap	3 Month LIBOR	Deutsche Bank AG	2.57	2/04/19	7,320	27,816	(16,940)

Description	Index	Counter- Party	Strike Rate	Expiration Date	Notional Amount (000)	Premiums Received	Market Value
OTC - 1 Year Interest Rate Swap	6 Month EURIBOR	JPMorgan Chase Bank, NA	1.38%	2/04/19	$1,230	$15,495	$(54,401)
OTC - 1 Year Interest Rate Swap	6 Month EURIBOR	JPMorgan Chase Bank, NA	1.38	2/07/19	1,230	15,950	(56,312)
OTC - 1 Year Interest Rate Swap	6 Month EURIBOR	JPMorgan Chase Bank, NA	1.40	2/08/19	1,230	15,092	(61,395)
OTC - 1 Year Interest Rate Swap	6 Month EURIBOR	Morgan Stanley Capital Services LLC	1.34	2/04/19	1,230	15,704	(39,698)
Put
OTC - 1 Year Interest Rate Swap	3 Month LIBOR	Bank of America, NA	3.33	2/28/19	72,440	191,966	(389)
OTC - 1 Year Interest Rate Swap	6 Month EURIBOR	Citibank, NA	1.41	2/11/19	1,230	14,637	(7)
OTC - 1 Year Interest Rate Swap	6 Month EURIBOR	JPMorgan Chase Bank, NA	1.38	2/04/19	1,230	15,495	– 0	–
OTC - 1 Year Interest Rate Swap	6 Month EURIBOR	JPMorgan Chase Bank, NA	1.38	2/07/19	1,230	15,950	(2)
OTC - 1 Year Interest Rate Swap	6 Month EURIBOR	JPMorgan Chase Bank, NA	1.40	2/08/19	1,230	15,093	(2)
OTC - 1 Year Interest Rate Swap	6 Month EURIBOR	Morgan Stanley Capital Services LLC	1.34	2/04/19	1,230	15,704	(3)
OTC - 1 Year Interest Rate Swap	3 Month LIBOR	UBS AG	2.82	2/04/19	1,630	25,021	(4,076)

$398,560	$(299,717)

CURRENCY OPTIONS WRITTEN

Description/ Counterparty	Exercise Price		Expiration Month	Contracts	Notional Amount (000)		Premiums Received	U.S. $ Value
Call
NZD vs. CAD/ Deutsche Bank AG (x)	NZD	1.010	07/2019	32,658,350	NZD	32,658	$107,440	$(94,651)
Put
BRL vs. USD/ Morgan Stanley Capital Services LLC (x)	BRL	4.170	02/2019	50,311,050	BRL	50,311	116,427	(2,704)
CNH vs. USD/ BNP Paribas SA (x)	CNH	7.000	04/2019	161,875,000	CNH	161,875	78,093	(31,124)
INR vs. USD/ JPMorgan Chase Bank, NA (x)	INR	71.320	02/2019	921,811,000	INR	921,811	119,686	(68,332)

Description/ Counterparty	Exercise Price		Expiration Month	Contracts	Notional Amount (000)		Premiums Received	U.S. $ Value
MXN vs. USD/ Morgan Stanley Capital Services LLC (x)	MXN	23.820	02/2019	307,873,500	MXN	307,874	$172,199	$(595)
NZD vs. CAD/ JPMorgan Chase Bank, NA (x)	NZD	1.160	07/2019	34,175,000	NZD	34,175	154,897	(130,369)
SGD vs. CHF/ UBS AG (x)	SGD	1.550	06/2019	19,956,250	SGD	19,956	60,327	(12,853)
TRY vs. CHF/ UBS AG (x)	TRY	5.900	02/2019	72,570,000	TRY	72,570	132,672	(16,251)
TRY vs. EUR/ Goldman Sachs Bank USA (x)	TRY	6.830	05/2019	69,712,920	TRY	69,713	130,336	(131,299)

							$1,072,077	$(488,178)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2019	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
iTraxx-Australia Series 30, 5 Year Index, 12/20/23*	(1.00)%	Quarterly	0.77%	USD 65,200	$(738,025)	$(700,745)	$(37,280)
Sale Contracts
CDX-NAHY Series 31, 5 Year Index, 12/20/23*	5.00	Quarterly	3.55	USD 3,961	260,392	147,247	113,145
CDX-NAIG Series 31, 5 Year Index, 12/20/23*	1.00	Quarterly	0.66	USD 11,500	187,850	197,038	(9,188)
iTraxx-Xover Series 30, 5 Year Index, 12/20/23*	5.00	Quarterly	3.10	EUR 23,147	2,354,260	2,400,612	(46,352)

					$2,064,477	$2,044,152	$20,325

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
USD	109,350	4/20/23	2.850%	3 Month LIBOR	Semi-Annual/Quarterly	$(2,175,170)	$	– 0	–	$(2,175,170)
EUR	6,410	1/08/24	0.290%	6 Month EURIBOR	Annual/Semi-Annual	(67,419)		– 0	–	(67,419)
EUR	6,410	1/08/24	6 Month EURIBOR	0.169%	Semi-Annual/Annual	22,633		– 0	–	22,633
USD	46,860	4/02/24	2.851%	3 Month LIBOR	Semi-Annual/Quarterly	(1,053,328)		– 0	–	(1,053,328)
USD	30,755	2/10/25	2.034%	3 Month LIBOR	Semi-Annual /Quarterly	785,735		– 0	–	785,735
USD	6,010	6/09/25	2.491%	3 Month LIBOR	Semi-Annual/ Quarterly	30,336		– 0	–	30,336
USD	10,000	1/11/27	2.285%	3 Month LIBOR	Semi-Annual/ Quarterly	242,159		– 0	–	242,159
USD	11,920	4/26/27	2.287%	3 Month LIBOR	Semi-Annual/ Quarterly	229,319		– 0	–	229,319
GBP	3,170	12/17/28	6 Month LIBOR	1.479%	Semi-Annual/Semi-Annual	32,469		– 0	–	32,469
GBP	3,170	12/17/28	1.600%	6 Month LIBOR	Semi-Annual/Semi-Annual	(80,461)		– 0	–	(80,461)
EUR	1,290	1/16/49	1.425%	6 Month EURIBOR	Annual/Semi-Annual	(77,629)		– 0	–	(77,629)
EUR	1,290	1/16/49	6 Month EURIBOR	1.380%	Semi-Annual/Annual	60,266		– 0	–	60,266

						$(2,051,090)	$	– 0	–	$(2,051,090)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Barclays Bank PLC
Republic of Korea, 7.125%, 4/16/19, 12/20/23*	(1.00)%	Quarterly	0.33%	USD	26,900	$(865,255)	$(660,162)	$(205,093)
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly	4.47	USD	17,164	1,264,987	1,098,742	166,245

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)%	Monthly	4.47%	USD	8,586	$632,788	$509,885	$122,903
JPMorgan Chase Bank, NA
People’s Republic of China, 7.500%, 10/28/27, 12/20/23*	(1.00)	Quarterly	0.55	USD	26,900	(584,477)	(426,502)	(157,975)
Sale Contracts
Barclays Bank PLC
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	14.07	USD	5,000	(1,196,139)	(127,407)	(1,068,732)
Federative Republic of Brazil, 4.250%, 1/07/25, 6/20/23*	1.00	Quarterly	1.47	USD	6,750	(129,364)	(253,224)	123,860
Republic of Colombia, 10.375%, 1/28/33, 6/20/23*	1.00	Quarterly	1.10	USD	6,750	(25,278)	(41,566)	16,288
Citibank, NA
Republic of Turkey, 11.875%, 1/15/30, 12/20/23*	1.00	Quarterly	3.01	USD	4,920	(418,620)	(546,506)	127,886
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	5,000	(658,584)	(625,755)	(32,829)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	19,075	(2,514,085)	(2,109,560)	(404,525)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	12,000	(1,581,600)	(1,565,566)	(16,034)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	5,000	(658,584)	(519,804)	(138,780)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	5,000	(658,583)	(527,433)	(131,150)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	643	(84,747)	(74,802)	(9,945)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	1,146	(150,947)	(188,384)	37,437
Credit Suisse International

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00%	Monthly	2.75%	USD	15,000	$(332,500)	$(435,779)	$103,279
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	2.75	USD	6,500	(143,722)	(361,067)	217,345
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	2.75	USD	2,839	(62,773)	(115,684)	52,911
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	2.75	USD	567	(12,537)	(23,104)	10,567
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	2.75	USD	1,136	(25,118)	(47,168)	22,050
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	14.07	USD	4,000	(956,911)	47,656	(1,004,567)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	9,220	(1,214,428)	(1,146,886)	(67,542)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	660	(86,933)	(8,853)	(78,080)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	763	(100,563)	(88,878)	(11,685)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	17,343	(2,285,807)	(2,210,561)	(75,246)
Deutsche Bank AG
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	2.75	USD	23,700	(524,033)	(1,067,950)	543,917
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	10,000	(1,317,166)	(1,630,232)	313,066
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	20,000	(2,634,334)	(2,971,929)	337,595
Goldman Sachs International
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	14.07	USD	16,500	(3,947,258)	(3,835,566)	(111,692)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	32,853	(4,327,288)	(4,709,544)	382,256

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	7.46%	USD	14,291	$(1,883,553)	$(1,709,999)	$(173,554)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	11,909	(1,569,606)	(1,422,274)	(147,332)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	6,323	(832,845)	(1,054,705)	221,860
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	8,827	(1,162,663)	(1,493,570)	330,907
Republic of Turkey, 11.875%, 1/15/30, 12/20/23*	1.00	Quarterly	3.01	USD	722	(61,432)	(78,832)	17,400
HSBC Bank USA
Republic of Turkey, 11.875%, 1/15/30, 12/20/23*	1.00	Quarterly	3.01	USD	904	(76,917)	(99,037)	22,120
Republic of Turkey, 11.875%, 1/15/30, 12/20/23*	1.00	Quarterly	3.01	USD	361	(30,716)	(42,678)	11,962
Republic of Turkey, 11.875%, 1/15/30, 12/20/23*	1.00	Quarterly	3.01	USD	903	(76,833)	(99,979)	23,146
J.P. Morgan Securities LLC
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	9,543	(1,256,973)	(1,107,609)	(149,364)
JPMorgan Chase Bank, NA
Republic of Turkey, 11.875%, 1/15/30, 12/20/23*	1.00	Quarterly	3.01	USD	542	(46,117)	(63,880)	17,763
Republic of Turkey, 11.875%, 1/15/30, 12/20/23*	1.00	Quarterly	3.01	USD	362	(30,801)	(42,665)	11,864
Republic of Turkey, 11.875%, 1/15/30, 12/20/23*	1.00	Quarterly	3.01	USD	359	(30,545)	(42,441)	11,896
Republic of Turkey, 11.875%, 1/15/30, 12/20/23*	1.00	Quarterly	3.01	USD	361	(30,716)	(40,235)	9,519

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Republic of Turkey, 11.875%, 1/15/30, 12/20/23*	1.00%	Quarterly	3.01%	USD	361	$(30,716)	$(40,454)	$9,738
Republic of Turkey, 11.875%, 1/15/30, 12/20/23*	1.00	Quarterly	3.01	USD	915	(77,853)	(100,995)	23,142
Republic of Turkey, 11.875%, 1/15/30, 12/20/23*	1.00	Quarterly	3.01	USD	915	(77,853)	(100,995)	23,142
Republic of Turkey, 11.875%, 1/15/30, 12/20/23*	1.00	Quarterly	3.01	USD	69	(5,870)	(7,590)	1,720
Republic of Turkey, 11.875%, 1/15/30, 12/20/23*	1.00	Quarterly	3.01	USD	836	(71,131)	(91,965)	20,834
Republic of Turkey, 11.875%, 1/15/30, 12/20/23*	1.00	Quarterly	3.01	USD	1,671	(142,178)	(183,967)	41,789
Republic of Turkey, 11.875%, 1/15/30, 12/20/23*	1.00	Quarterly	3.01	USD	139	(11,827)	(15,303)	3,476
Republic of Turkey, 11.875%, 1/15/30, 12/20/23*	1.00	Quarterly	3.01	USD	139	(11,827)	(15,409)	3,582
Republic of Turkey, 11.875%, 1/15/30, 12/20/23*	1.00	Quarterly	3.01	USD	1,671	(142,178)	(185,236)	43,058
Republic of Turkey, 11.875%, 1/15/30, 12/20/23*	1.00	Quarterly	3.01	USD	69	(5,871)	(8,261)	2,390
Republic of Turkey, 11.875%, 1/15/30, 12/20/23*	1.00	Quarterly	3.01	USD	836	(71,131)	(100,088)	28,957
Morgan Stanley & Co. International PLC
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	2.75	USD	293	(6,480)	(12,375)	5,895

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Republic of South Africa, 5.500%, 3/09/20, 6/20/23*	1.00%	Quarterly	1.61%	USD	6,750	$(164,976)	$(197,397)	$32,421
Republic of Turkey, 11.875%, 1/15/30, 12/20/23*	1.00	Quarterly	3.01	USD	921	(78,364)	(114,124)	35,760
Russian Federation, 7.500%, 3/31/30, 6/20/23*	1.00	Quarterly	1.21	USD	6,750	(52,778)	(109,126)	56,348
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	547	(72,050)	(39,366)	(32,684)

						$(33,712,659)	$(33,284,144)	$(428,515)

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Payment Frequency	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Pay Total Return on Reference Obligation
JPMorgan Chase Bank, NA iBoxx $ Liquid High Yield Index	52,700,000	LIBOR	Maturity	USD	52,700	3/20/19	(1,537,130)

VARIANCE SWAPS

Swap Counterparty & Referenced Obligation	Volatility Strike Price Rate	Payment Frequency	Notional Amount (000)		Market Value	Upfront Premiums (Paid) Received			Unrealized Appreciation/ (Depreciation)
Buy Contracts
Deutsche Bank AG
AUD/JPY 3/3/20*	12.75%		AUD	160	(40,859)		– 0	–	(40,859)
AUD/JPY 4/16/20*	12.25		AUD	400	(25,125)		– 0	–	(25,125)
AUD/JPY 5/7/20*	12.22		AUD	240	(8,477)		– 0	–	(8,477)
Goldman Sachs Bank USA
AUD/JPY 3/10/20*	12.90		AUD	72	(21,141)		– 0	–	(21,141)
AUD/JPY 3/11/20*	12.80		AUD	87	(22,274)		– 0	–	(22,274)

					$(117,876)	$	– 0	–	$(117,876)

*	Termination date

REVERSE REPURCHASE AGREEMENTS

Broker	Principal Amount (000)	Currency	Interest Rate		Maturity	U.S. $ Value at January 31, 2019
Barclays Capital, Inc.	549	USD	(6.75	)%**	2/05/19	$549,250
Barclays Capital, Inc.	1,410	USD	(4.75	)%**	5/01/19	1,409,822
Barclays Capital, Inc.	1,250	USD	(3.50	)%**	1/09/20	1,250,079
Barclays Capital, Inc.	671	USD	(1.75	)%**	1/22/21	671,145
Barclays Capital, Inc.	850	USD	(0.35	)%**	3/05/19	849,692
Barclays Capital, Inc.	2,568	USD	0.75%		1/17/20	2,567,590
First Boston	2,498	EUR	(1.25	)%**	1/22/21	2,859,152
First Boston	1,940	EUR	(1.10	)%**	1/22/21	2,220,523
First Boston	7,149	EUR	(0.85	)%**	1/22/21	8,182,506
First Boston	4,750	EUR	(0.75	)%**	1/22/21	5,436,848
JP Morgan Chase Bank	1,032	EUR	(1.25	)%**	10/02/19	1,181,456
JP Morgan Chase Bank	1,117	EUR	(1.25	)%**	1/10/20	1,277,945
JP Morgan Chase Bank	2,512	EUR	1.10%		11/30/19	2,881,033
JP Morgan Chase Bank	3,365	USD	2.10%		2/01/19	3,365,255

						$34,702,296

**	Interest payment due from counterparty.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements on the statements of assets and liabilities is as follows:

	Overnight and Continuous	Up to 30 Days	31-90 Days	Greater than 90 Days	Total
Corporates - Non-Investment Grade	$3,365,255	$549,250	$2,259,514	$28,528,277	$34,702,296

(a)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(b)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(c)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2019, the aggregate market value of these securities amounted to $577,294,250 or 24.7% of net assets.

(e)	Non-income producing security.
(f)	Defaulted.
(g)	Illiquid security.
(h)	Fair valued by the Adviser.
(i)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(j)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at January 31, 2019.
(k)	Defaulted matured security.
(l)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.70% of net assets as of January 31, 2019, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost			Market Value			Percentage of Net Assets
Aveta, Inc.
7.00%, 4/01/19	12/15/17	$	– 0	–	$	– 0	–	0.00%
Aveta, Inc.
10.50%, 3/01/21	12/15/17		– 0	–		– 0	–	0.00%
Costa Rica Government International Bond
4.37%, 5/22/19	1/09/18		1,931,360			1,920,487		0.08%
Exide Technologies
7.00%, 4/30/25	12/01/18		2,760,826			1,602,620		0.07%
Exide Technologies
11.00%, 4/30/22	12/01/18		3,017,729			2,752,107		0.12%
JP Morgan Madison Avenue Securities Trust Series 2014-CH1, Class M2
6.76%, 11/25/24	11/06/15		1,420,266			1,559,687		0.07%
Magnetation LLC/Mag Finance Corp.
11.00%, 5/15/18	2/19/15		861,788			14		0.00%
SoFi Consumer Loan Program LLC Series 2016-1, Class R
Zero Coupon, 8/25/25	7/28/17		2,190,638			1,762,340		0.08%
SoFi Consumer Loan Program LLC Series 2017-5, Class R1
Zero Coupon, 9/25/26	9/18/17		1,758,337			932,744		0.04%
SoFi Consumer Loan Program Trust Series 2018-1, Class R1
Zero Coupon, 2/25/27	2/01/18		3,677,431			3,119,242		0.13%
SoFi Consumer Loan Program LLC Series 2016-5, Class R
Zero Coupon, 9/25/28	6/23/17		1,275,923			486,717		0.02%
Terraform Global Operating LLC
6.125%, 3/01/26	2/08/18		695,000			662,710		0.03%
Tonon Luxembourg SA
7.25%, 1/24/20	7/24/15		2,269,374			52,128		0.00%
Virgolino de Oliveira Finance SA
10.50%, 1/28/18	1/27/14		3,510,948			230,504		0.01%
Virgolino de Oliveira Finance SA
10.875%, 1/13/20	6/09/14		745,965			187,500		0.01%
Virgolino de Oliveira Finance SA
11.75%, 2/09/22	2/03/14		916,308			50,573		0.00%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2
7.76%, 11/25/25	9/06/16		842,733			937,668		0.04%

(m)	Convertible security.
(n)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(o)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at January 31, 2019.
(p)	Inverse interest only security.
(q)	IO - Interest Only.
(r)	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at January 31, 2019.
(s)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Exide Technologies/Old	4/30/15	$87,194	$14,710	0.00%

(t)	Affiliated investments.

(u)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(v)	The rate shown represents the 7-day yield as of period end.
(w)

As of January 31, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $86,472,444 and gross unrealized depreciation of investments was $(114,882,116), resulting in net unrealized depreciation of $(28,409,672).

(x)	One contract relates to 1 share.

Currency Abbreviations:

ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNH	-	Chinese Yuan Renminbi (Offshore)
CNY	-	Chinese Yuan Renminbi
DOP	-	Dominican Peso
EUR	-	Euro
GBP	-	Great British Pound
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
LKR	-	Sri Lankan Rupee
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
UYU	-	Uruguayan Peso
ZAR	-	South African Rand
Glossary:
ABS	-	Asset-Backed Securities
ARLLMONP	-	Argentina Blended Policy Rate
BADLAR	-	Argentina Deposit Rates Badlar Private Banks
BOBL	-	Bundesobligationen
CBT	-	Chicago Board of Trade
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
EURIBOR	-	Euro Interbank Offered Rate
IRS	-	Interest Rate Swaption
JSC	-	Joint Stock Company
LIBOR	-	London Interbank Offered Rates
REIT	-	Real Estate Investment Trust
REMICs	-	Real Estate Mortgage Investment Conduits
TBA	-	To Be Announced

COUNTRY BREAKDOWN1

January 31, 2019 (unaudited)

76.2%	United States
5.2%	Brazil
3.6%	Canada
1.6%	United Kingdom
1.2%	Cayman Islands
0.9%	Mexico
0.9%	Spain
0.9%	France
0.7%	Malaysia
0.7%	Netherlands
0.5%	Italy
0.5%	Argentina
0.4%	Indonesia
5.6%	Other
1.1%	Short-Term

100.0%	Total Investments

1

All data are as of January 31, 2019. The Fund’s country breakdowns are expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.4% or less in the following countries: Angola, Australia, Bahrain, Belgium, China, Colombia, Costa Rica, Denmark, Dominican Republic, Ecuador, Egypt, El Salvador, Ghana, Guatemala, Honduras, India, Ireland, Israel, Ivory Coast, Jamaica, Jersey (Channel Islands), Kazakhstan, Kenya, Lebanon, Luxembourg, Nigeria, Norway, Panama, Peru, Qatar, Russia, Senegal, Singapore, South Africa, Sri Lanka, Sweden, Switzerland, Trinidad & Tobago, Turkey, Uruguay and Zambia.

AB Bond Fund, Inc.

AB Income Fund

January 31, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2019:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Governments - Treasuries	$	– 0	–	$1,089,772,126		$	– 0	–	$1,089,772,126
Mortgage Pass-Throughs		– 0	–	531,002,304			– 0	–	531,002,304
Corporates - Non-Investment Grade		– 0	–	378,118,608			4,520,519	(a)	382,639,127
Collateralized Mortgage Obligations		– 0	–	236,062,814			– 0	–	236,062,814
Emerging Markets - Treasuries		– 0	–	153,726,574			– 0	–	153,726,574
Local Governments - Provincial Bonds		– 0	–	88,880,728			– 0	–	88,880,728
Corporates - Investment Grade		– 0	–	84,358,473			– 0	–	84,358,473
Asset-Backed Securities		– 0	–	32,997,196			41,048,752		74,045,948
Emerging Markets - Corporate Bonds		– 0	–	59,598,039			282,632		59,880,671
Emerging Markets - Sovereigns		– 0	–	52,421,389			– 0	–	52,421,389
Collateralized Loan Obligations		– 0	–	– 0	–		51,567,379		51,567,379
Agencies		– 0	–	41,810,953			– 0	–	41,810,953
Commercial Mortgage-Backed Securities		– 0	–	16,551,273			8,994,744		25,546,017
Bank Loans		– 0	–	20,480,126			3,223,377		23,703,503
Common Stocks		4,777,341		– 0	–		4,050,295		8,827,636
Inflation-Linked Securities		– 0	–	6,798,303			– 0	–	6,798,303
Quasi-Sovereigns		– 0	–	5,568,956			– 0	–	5,568,956
Local Governments - US Municipal Bonds		– 0	–	2,943,386			– 0	–	2,943,386
Local Governments - Regional Bonds		– 0	–	1,955,936			– 0	–	1,955,936
Whole Loan Trusts		– 0	–	– 0	–		1,033,254		1,033,254
Governments - Sovereign Bonds		– 0	–	877,144			– 0	–	877,144
Preferred Stocks		– 0	–	– 0	–		834,450		834,450
Options Purchased - Calls		– 0	–	464,279			– 0	–	464,279
Options Purchased - Puts		– 0	–	1,343			– 0	–	1,343
Warrants		137		– 0	–		– 0	–(a)	137
Short-Term Investments		32,046,412		– 0	–		– 0	–	32,046,412

Total Investments in Securities		36,823,890		2,804,389,950			115,555,402		2,956,769,242
Other Financial Instruments(b):
Assets:
Futures		22,846,481		– 0	–		– 0	–	22,846,481
Forward Currency Exchange Contracts		– 0	–	14,653,905			– 0	–	14,653,905
Centrally Cleared Credit Default Swaps		– 0	–	2,802,502			– 0	–	2,802,502
Centrally Cleared Interest Rate Swaps		– 0	–	1,402,917			– 0	–	1,402,917
Credit Default Swaps		– 0	–	1,897,775			– 0	–	1,897,775
Liabilities:
Futures		(4,444,575)		– 0	–		– 0	–	(4,444,575)
Forward Currency Exchange Contracts		– 0	–	(19,090,141)			– 0	–	(19,090,141)
Credit Default Swaptions Written		– 0	–	(190)			– 0	–	(190)
Interest Rate Swaptions		– 0	–	(299,717)			– 0	–	(299,717)
Currency Options Written		– 0	–	(488,178)			– 0	–	(488,178)
Centrally Cleared Credit Default Swaps		– 0	–	(738,025)			– 0	–	(738,025)
Centrally Cleared Interest Rate Swaps		– 0	–	(3,454,007)			– 0	–	(3,454,007)
Credit Default Swaps		– 0	–	(35,610,434)			– 0	–	(35,610,434)
Total Return Swaps		– 0	–	(1,537,130)			– 0	–	(1,537,130)
Reverse Repurchase Agreements		(34,702,296)		– 0	–		– 0	–	(34,702,296)
Variance Swaps		– 0	–	(117,876)			– 0	–	(117,876)

Total(c)		$55,225,796		$2,729,109,055			$115,555,402		$2,899,890,253

(a)	The Fund held securities with zero market value at period end.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(c)	There were no transfers between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non-Investment Grade(a)		Collateralized Mortgage Obligations		Asset-Backed Securities
Balance as of 10/31/18	$5,130,445		$2,358,544		$45,113,715
Accrued discounts/(premiums)	34,521		– 0	–	(354)
Realized gain (loss)	(2,377,198)		– 0	–	(3,159,977)
Change in unrealized appreciation/depreciation	1,600,888		– 0	–	735,937
Purchases/Payups	220,554		– 0	–	2,757,245
Sales/Paydowns	(654,519)		– 0	–	(4,397,814)
Transfers in to Level 3	565,828		– 0	–	– 0	–
Transfers out of Level 3	– 0	–	(2,358,544)		– 0	–

Balance as of 1/31/19	$4,520,519		$ – 0	–	$41,048,752

Net change in unrealized appreciation/depreciation from investments held as of 1/31/19	$(701,130)		$ – 0	–	$(927,798)

	Emerging Markets - Corporate Bonds		Collateralized Loan Obligations		Commercial Mortgage- Backed Securities
Balance as of 10/31/18	$344,626		$55,545,759		$8,616,054
Accrued discounts/(premiums)	(590)		(750)		2,549
Realized gain (loss)	– 0	–	94,465		2,106
Change in unrealized appreciation/depreciation	(61,404)		(913,170)		54,641
Purchases/Payups	– 0	–	999,700		1,983,926
Sales/Paydowns	– 0	–	(4,158,625)		(1,664,532)
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 1/31/19	$282,632		$51,567,379		$8,994,744

Net change in unrealized appreciation/depreciation from investments held as of 1/31/19	$(61,404)		$(817,085)		$77,515

	Bank Loans		Common Stocks		Whole Loan Trusts
Balance as of 10/31/18	$3,649,183		$5,424,648		$1,389,874
Accrued discounts/(premiums)	2,587		– 0	–	1,114
Realized gain (loss)	(196,873)		493,790		(167,713)
Change in unrealized appreciation/depreciation	(28,597)		(1,003,457)		83,197
Purchases/Payups	1,016,058		486,519		– 0	–
Sales/Paydowns	(1,720,188)		(1,351,205)		(273,218)
Transfers in to Level 3	656,457		– 0	–	– 0	–
Transfers out of Level 3	(155,250)		– 0	–	– 0	–

Balance as of 1/31/19	$3,223,377		$4,050,295		$1,033,254

Net change in unrealized appreciation/depreciation from investments held as of 1/31/19	$(33,464)		$(531,110)		$(36,860)

	Preferred Stocks			Warrants(a)			Total
Balance as of 10/31/18		$834,450			– 0	–	$128,407,298
Accrued discounts/(premiums)		– 0	–		– 0	–	39,077
Realized gain (loss)		– 0	–		– 0	–	(5,311,400)
Change in unrealized appreciation/depreciation		– 0	–		– 0	–	468,035
Purchases/Payups		– 0	–		– 0	–	7,464,002
Sales/Paydowns		– 0	–		– 0	–	(14,220,101)
Transfers in to Level 3		– 0	–		– 0	–	1,222,285
Transfers out of Level 3		– 0	–		– 0	–	(2,513,794)

Balance as of 1/31/19		$834,450			– 0	–	$115,555,402 (b)

Net change in unrealized appreciation/depreciation from investments held as of 1/31/19	$	– 0	–	$	– 0	–	$(3,031,336)

(a)	The Fund held securities with zero market value at period end.
(b)	There were de minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at . Securities priced i) by third party vendors, or ii) by brokers are excluded from the following table:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 1/31/19			Valuation Technique	Unobservable Input	Input
Corporates - Non-Investment Grade	$	– 0	–	Qualitative Assessment		$	– 0	–
		$165,779		Recovery Analysis	Collateral Value		$100.00 / N/A

Common Stocks		$924,165			EBITDA* Projection EBITDA* Multiples		$277.3mm / N/A 4.4X-6.4X / 5.4X
		$189,773		Market- Approach	EBITDA* Projection EBITDA* Multiples		$493mm / N/A 13.1X / N/A

$1,113,938
Whole Loan Trusts		$438349		Recovery Analysis	Cumulative Loss		<20% / N/A
		$442,782		Discounted Cash Flow	Cash Flow Yield		100.00% / N/A
		$152,123		Recovery Analysis	Cumulative Loss		<20% / N/A

$1,033,254

Preferred Stocks		$834,450		Market- Approach	EBITDA* Projection EBITDA* Multiples		$493mm / N/A 13.1X / N/A

Warrants	$	– 0	–	Qualitative Assessment		$	– 0	–

*	Earnings before Interest, Taxes, Depreciation and Amortization.

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in discount rates, level yield, cumulative loss and delinquency rate in isolation would be expected to result in a significantly lower (higher) fair value measurement. A significant increase (decrease) in appraisal value and EBITDA projections/multiples in isolation would be expected to result in a significant higher (lower) fair value measurement.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Fund managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the three months ended January 31, 2019 is as follows:

Fund	Market Value 10/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 1/31/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$37,089	$297,038	$302,081	$32,046	$169

AB Bond Fund, Inc.

AB Intermediate Bond Portfolio

Portfolio of Investments

January 31, 2019 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - INVESTMENT GRADE - 22.8%
Industrial - 11.6%
Basic - 1.2%
DowDuPont, Inc.
4.205%, 11/15/23	U.S.$	485	$502,911
4.493%, 11/15/25		485	509,037
Eastman Chemical Co.
3.80%, 3/15/25		220	218,126
Glencore Funding LLC
4.125%, 5/30/23 (a)		516	520,427
Mexichem SAB de CV
4.00%, 10/04/27 (a)		350	325,386
4.875%, 9/19/22 (a)		225	228,765
Suzano Austria GmbH
6.00%, 1/15/29 (a)		497	519,986
Vale Overseas Ltd.
6.25%, 8/10/26		1,030	1,098,238

			3,922,876

Capital Goods - 0.4%
Embraer Netherlands Finance BV
5.40%, 2/01/27		540	569,700
General Electric Co.
Series D
5.00%, 12/29/49 (b)		86	75,196
United Technologies Corp.
3.95%, 8/16/25		600	614,868

			1,259,764

Communications - Media - 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.908%, 7/23/25		740	761,245
5.05%, 3/30/29		675	690,268
Comcast Corp.
4.15%, 10/15/28		725	750,172
Cox Communications, Inc.
2.95%, 6/30/23 (a)		233	226,812
Time Warner Cable LLC
4.50%, 9/15/42		230	193,175
5.00%, 2/01/20		740	751,640

			3,373,312

Communications - Telecommunications - 1.4%
AT&T, Inc.
3.40%, 5/15/25		1,610	1,574,210
4.125%, 2/17/26		1,161	1,171,588
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
4.738%, 9/20/29 (a)		740	738,476
Verizon Communications, Inc.
4.862%, 8/21/46		355	362,519
Vodafone Group PLC
3.75%, 1/16/24		297	296,744
4.125%, 5/30/25		653	655,488

			4,799,025

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Automotive - 0.4%
Ford Motor Credit Co. LLC
5.875%, 8/02/21	U.S.$	590	$604,461
General Motors Financial Co., Inc.
4.00%, 1/15/25		106	100,877
4.30%, 7/13/25		135	129,808
5.10%, 1/17/24		665	675,454

			1,510,600

Consumer Non-Cyclical - 2.2%
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 1/23/29		517	536,780
Becton Dickinson and Co.
3.734%, 12/15/24		180	179,728
Biogen, Inc.
4.05%, 9/15/25		683	695,895
Cigna Corp.
3.75%, 7/15/23 (a)		252	255,296
4.125%, 11/15/25 (a)		299	305,384
4.375%, 10/15/28 (a)		399	409,693
CVS Health Corp.
4.10%, 3/25/25		450	458,051
4.30%, 3/25/28		450	456,080
Gilead Sciences, Inc.
2.55%, 9/01/20		910	905,587
Mylan, Inc.
3.125%, 1/15/23 (a)		1,000	950,850
Reynolds American, Inc.
6.875%, 5/01/20		345	359,863
Takeda Pharmaceutical Co., Ltd.
4.40%, 11/26/23 (a)		530	546,329
Tyson Foods, Inc.
2.65%, 8/15/19		164	163,698
3.95%, 8/15/24		541	546,410
Zimmer Biomet Holdings, Inc.
2.70%, 4/01/20		377	375,194
Zoetis, Inc.
3.45%, 11/13/20		334	335,800

			7,480,638

Energy - 3.3%
Cenovus Energy, Inc.
3.00%, 8/15/22		42	40,435
5.70%, 10/15/19		65	65,877
Encana Corp.
3.90%, 11/15/21		415	418,515
Energy Transfer Operating LP
4.50%, 4/15/24		78	79,639
4.75%, 1/15/26		1,138	1,142,188
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23		135	137,483

	Principal Amount (000)		U.S. $ Value
Enterprise Products Operating LLC
3.70%, 2/15/26	U.S.$	1,025	$1,026,209
5.20%, 9/01/20		235	242,818
Hess Corp.
4.30%, 4/01/27		648	624,912
Kinder Morgan Energy Partners LP
6.50%, 9/01/39		125	140,864
Kinder Morgan, Inc./DE
3.15%, 1/15/23		1,700	1,677,730
4.30%, 3/01/28		632	637,896
Marathon Oil Corp.
6.80%, 3/15/32		650	747,253
Noble Energy, Inc.
3.85%, 1/15/28		275	260,711
3.90%, 11/15/24		580	569,328
4.15%, 12/15/21		290	293,805
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24		802	774,652
Sabine Pass Liquefaction LLC
5.00%, 3/15/27		482	498,161
5.625%, 3/01/25		1,045	1,124,974
Western Gas Partners LP
4.50%, 3/01/28		200	192,674
4.75%, 8/15/28		130	127,447
Williams Cos., Inc. (The)
4.125%, 11/15/20		403	407,679

			11,231,250

Other Industrial - 0.2%
Alfa SAB de CV
5.25%, 3/25/24 (a)		530	539,275

Services - 0.4%
Expedia Group, Inc.
3.80%, 2/15/28		636	595,010
S&P Global, Inc.
4.40%, 2/15/26		584	612,336
Total System Services, Inc.
4.00%, 6/01/23		309	309,701

			1,517,047

Technology - 0.9%
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.625%, 1/15/24		181	175,938
3.875%, 1/15/27		395	363,550
Dell International LLC/EMC Corp.
5.45%, 6/15/23 (a)		289	302,525
6.02%, 6/15/26 (a)		469	490,316
Hewlett Packard Enterprise Co.
2.10%, 10/04/19 (a)		629	624,930
KLA-Tencor Corp.
4.65%, 11/01/24		614	637,860
Lam Research Corp.
2.80%, 6/15/21		269	267,534

	Principal Amount (000)		U.S. $ Value
Seagate HDD Cayman
4.75%, 1/01/25	U.S.$	336	$315,813

			3,178,466

Transportation - Services - 0.2%
Adani Ports & Special Economic Zone Ltd.
3.95%, 1/19/22 (a)		545	537,339

			39,349,592

Financial Institutions - 10.6%
Banking - 9.6%
ABN AMRO Bank NV
4.75%, 7/28/25 (a)		200	204,454
Banco Santander SA
3.25%, 4/04/26 (a)	EUR	300	363,571
3.50%, 4/11/22	U.S.$	400	398,660
5.179%, 11/19/25		600	617,016
Bank of America Corp.
Series DD
6.30%, 12/29/49 (b)		185	197,887
Series L
3.95%, 4/21/25		1,455	1,461,489
Series Z
6.50%, 10/29/49 (b)		289	309,496
Banque Federative du Credit Mutuel SA
2.75%, 10/15/20 (a)		565	560,621
BB&T Corp.
2.625%, 6/29/20		319	317,871
BNP Paribas SA
2.375%, 5/21/20		355	352,451
3.80%, 1/10/24 (a)		347	344,300
Series E
2.25%, 1/11/27 (a)	EUR	345	394,650
BPCE SA
2.65%, 2/03/21	U.S.$	313	309,156
5.70%, 10/22/23 (a)		230	240,527
Capital One Financial Corp.
3.30%, 10/30/24		901	876,736
Citigroup, Inc.
3.70%, 1/12/26		1,000	998,980
4.044%, 6/01/24		1,307	1,334,434
Citizens Bank NA/Providence RI
2.25%, 3/02/20		380	376,983
Commonwealth Bank of Australia/New York NY
Series G
2.30%, 3/12/20		250	248,458
Compass Bank
2.875%, 6/29/22		895	863,594
5.50%, 4/01/20		1,339	1,369,248
Cooperatieve Rabobank UA
4.375%, 8/04/25		1,373	1,384,300
Credit Agricole SA/London
2.75%, 6/10/20 (a)		378	376,189
3.25%, 10/04/24 (a)		257	246,414
3.375%, 1/10/22 (a)		355	352,483

	Principal Amount (000)		U.S. $ Value
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 6/09/23	U.S.$	600	$597,018
Discover Bank
4.682%, 8/09/28		250	249,088
Goldman Sachs Group, Inc. (The)
3.75%, 5/22/25		254	253,027
3.85%, 7/08/24		905	916,331
Series D
6.00%, 6/15/20		1,282	1,332,190
HSBC Bank USA NA
4.875%, 8/24/20		360	368,100
HSBC Holdings PLC
4.25%, 3/14/24		1,170	1,188,100
4.292%, 9/12/26		831	840,399
ING Bank NV
5.80%, 9/25/23 (a)		871	923,086
JPMorgan Chase & Co.
3.22%, 3/01/25		890	878,822
3.54%, 5/01/28		790	770,961
Series Z
5.30%, 12/29/49 (b)		200	202,842
KeyBank NA/Cleveland OH
2.25%, 3/16/20		629	624,534
Lloyds Banking Group PLC
4.375%, 3/22/28		333	331,521
4.582%, 12/10/25		729	713,706
Manufacturers & Traders Trust Co.
2.625%, 1/25/21		550	545,644
Morgan Stanley
5.00%, 11/24/25		640	676,358
Series G
4.35%, 9/08/26		1,030	1,040,969
National Australia Bank Ltd./New York
Series G
2.625%, 7/23/20		300	298,344
Nationwide Building Society
4.00%, 9/14/26 (a)		950	887,110
PNC Bank NA
2.60%, 7/21/20		250	248,753
Santander Holdings USA, Inc.
4.40%, 7/13/27		890	874,131
Standard Chartered PLC
5.20%, 1/26/24 (a)		350	360,805
UBS AG/Stamford CT
7.625%, 8/17/22		620	679,123
UBS Group Funding Switzerland AG
4.125%, 9/24/25 (a)		436	441,489
US Bancorp
Series J
5.30%, 4/15/27 (b)		380	374,665
Wells Fargo & Co.
3.069%, 1/24/23		712	708,034
3.75%, 1/24/24		818	832,266

			32,657,384

	Principal Amount (000)		U.S. $ Value
Finance - 0.5%
GE Capital International Funding Co. Unlimited Co.
3.373%, 11/15/25	U.S.$	339	$323,457
4.418%, 11/15/35		272	242,675
Synchrony Financial
4.50%, 7/23/25		1,008	981,026

			1,547,158

Insurance - 0.5%
American International Group, Inc.
8.175%, 5/15/68		200	233,912
Guardian Life Insurance Co. of America (The)
4.85%, 1/24/77 (a)		294	290,478
Hartford Financial Services Group, Inc. (The)
5.50%, 3/30/20		110	113,106
MetLife Capital Trust IV
7.875%, 12/15/67 (a)		699	837,766
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)		246	372,397

			1,847,659

			36,052,201

Utility - 0.6%
Electric - 0.6%
Enel Chile SA
4.875%, 6/12/28		514	524,922
Exelon Generation Co. LLC
2.95%, 1/15/20		453	451,886
Israel Electric Corp., Ltd.
Series 6
5.00%, 11/12/24 (a)		580	610,450
TECO Finance, Inc.
5.15%, 3/15/20		380	387,790

			1,975,048

Total Corporates - Investment Grade (cost $77,161,681)			77,376,841

MORTGAGE PASS-THROUGHS - 18.6%
Agency ARMs - 0.0%
Federal Home Loan Mortgage Corp.
Series 2006
4.897% (LIBOR 12 Month + 2.00%), 1/01/37 (c)		25	26,589

Agency Fixed Rate 15-Year - 1.4%
Federal National Mortgage Association
Series 2016
2.50%, 8/01/31-1/01/32		3,829	3,771,513
Series 2017
2.50%, 2/01/32		1,040	1,024,060

			4,795,573

	Principal Amount (000)			U.S. $ Value
Agency Fixed Rate 30-Year - 17.1%
Federal Home Loan Mortgage Corp. Gold
Series 2005
5.50%, 1/01/35	U.S.$	191		$207,147
Series 2007
5.50%, 7/01/35		27		29,311
Series 2016
4.00%, 2/01/46		1,400		1,446,304
Series 2017
4.00%, 7/01/44		1,097		1,133,735
Series 2018
4.00%, 8/01/48-12/01/48		3,063		3,139,111
4.50%, 10/01/48-11/01/48		3,640		3,797,372
5.00%, 11/01/48		833		885,210
Federal National Mortgage Association
Series 2003
5.50%, 4/01/33-7/01/33		183		197,926
Series 2004
5.50%, 4/01/34-1/01/35		606		659,737
Series 2005
5.50%, 2/01/35		76		82,888
Series 2007
5.50%, 8/01/37		354		384,684
Series 2010
4.00%, 12/01/40		651		673,279
Series 2013
4.00%, 10/01/43		1,541		1,592,247
Series 2016
3.50%, 1/01/47		1,509		1,518,387
Series 2017
3.50%, 9/01/47-1/01/48		12,156		12,229,316
Series 2018
3.50%, 11/01/47-4/01/48		12,990		13,065,720
4.00%, 8/01/48-12/01/48		3,959		4,069,994
4.50%, 9/01/48		4,112		4,308,008
Series 2019
4.50%, 2/13/49, TBA		2,340		2,432,320
5.00%, 2/13/49, TBA		4,895		5,150,076
Government National Mortgage Association
Series 1990
9.00%, 12/15/19		0	**	1
Series 1999
8.15%, 9/15/20		5		4,956
Series 2016
3.00%, 4/20/46-5/20/46		1,093		1,087,117

				58,094,846

Other Agency Fixed Rate Programs - 0.1%
Federal National Mortgage Association
Series 2012
2.50%, 5/01/22		103		103,303

Total Mortgage Pass-Throughs (cost $62,925,394)				63,020,311

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 17.1%
United States - 17.1%
U.S. Treasury Bonds
2.25%, 8/15/46	U.S.$	1,378	$1,181,850
2.50%, 2/15/45-5/15/46		4,460	4,045,345
2.875%, 8/15/45-11/15/46		1,556	1,520,288
3.00%, 5/15/45-5/15/47		3,331	3,331,559
3.125%, 8/15/44 (d)		8,704	8,914,493
3.375%, 11/15/48		1,730	1,855,966
4.375%, 2/15/38		1,013	1,247,098
4.50%, 2/15/36		416	514,812
5.25%, 11/15/28		1,753	2,143,864
5.375%, 2/15/31		1,179	1,502,857
U.S. Treasury Notes
1.25%, 3/31/21		802	782,075
1.375%, 9/30/20		15,842	15,555,256
1.625%, 4/30/23		2,477	2,395,336
1.75%, 11/30/21		3,478	3,411,950
1.875%, 1/31/22-4/30/22		4,690	4,612,062
2.125%, 12/31/22 (d)		3,430	3,389,311
2.375%, 8/15/24		651	648,044
3.125%, 11/15/28		970	1,010,770

Total Governments - Treasuries (cost $58,461,884)			58,062,936

COMMERCIAL MORTGAGE-BACKED SECURITIES - 12.5%
Non-Agency Fixed Rate CMBS - 9.5%
CFCRE Commercial Mortgage Trust
Series 2016-C4, Class A4
3.283%, 5/10/58		735	722,049
CGRBS Commercial Mortgage Trust
Series 2013-VN05, Class A
1.00%, 3/13/35 (a)		1,305	1,322,368
Citigroup Commercial Mortgage Trust
Series 2013-GC17, Class D
5.111%, 11/10/46 (a)(e)		565	562,282
Series 2015-GC27, Class A5
3.137%, 2/10/48		1,223	1,214,889
Series 2015-GC27, Class XA
1.379%, 2/10/48 (f)		9,555	610,638
Series 2015-GC35, Class A4
3.818%, 11/10/48		340	350,219
Series 2016-GC36, Class A5
3.616%, 2/10/49		425	431,418
Series 2018-B2, Class A4
4.009%, 3/10/51		1,050	1,086,553
Commercial Mortgage Trust
Series 2013-SFS, Class A1
1.873%, 4/12/35 (a)		310	300,840
Series 2015-CR24, Class A5
3.696%, 8/10/48		430	438,599
Series 2015-CR25, Class A4
3.759%, 8/10/48		1,045	1,068,512
Series 2015-DC1, Class A5
3.35%, 2/10/48		765	765,910
Series 2015-PC1, Class A5
3.902%, 7/10/50		685	705,589

	Principal Amount (000)		U.S. $ Value
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class A4
3.504%, 6/15/57	U.S.$	332	$335,356
Series 2015-C3, Class A4
3.718%, 8/15/48		573	583,255
Series 2015-C4, Class A4
3.808%, 11/15/48		1,450	1,483,009
GS Mortgage Securities Corp. II
Series 2013-KING, Class A
2.706%, 12/10/27 (a)		1,093	1,087,594
GS Mortgage Securities Trust
Series 2013-G1, Class A2
3.557%, 4/10/31 (a)		766	764,281
Series 2018-GS9, Class A4
3.992%, 3/10/51		1,125	1,163,154
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP9, Class AM
5.372%, 5/15/47 (e)		40	40,423
Series 2011-C5, Class D
5.373%, 8/15/46 (a)(e)		127	126,936
Series 2012-C6, Class D
5.14%, 5/15/45 (e)		690	684,666
Series 2012-C6, Class E
5.14%, 5/15/45 (a)(e)		389	357,364
Series 2012-C8, Class AS
3.424%, 10/15/45 (a)		850	850,151
JPMBB Commercial Mortgage Securities Trust
Series 2014-C21, Class A5
3.775%, 8/15/47		735	754,205
Series 2015-C30, Class A5
3.822%, 7/15/48		425	436,092
Series 2015-C31, Class A3
3.801%, 8/15/48		1,009	1,034,599
Series 2015-C32, Class C
4.667%, 11/15/48 (e)		540	545,186
Series 2015-C33, Class A4
3.77%, 12/15/48		1,050	1,075,572
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP7, Class XA
1.084%, 9/15/50 (f)		4,764	310,424
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AJ
5.452%, 9/15/39 (e)		142	97,962
LSTAR Commercial Mortgage Trust
Series 2015-3, Class A2
2.729%, 4/20/48 (a)		300	298,223
Series 2016-4, Class A2
2.579%, 3/10/49 (a)		615	599,008
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C16, Class A5
3.892%, 6/15/47		730	753,325

	Principal Amount (000)		U.S. $ Value
Morgan Stanley Capital I Trust
Series 2005-IQ9, Class D
5.00%, 7/15/56 (e)(g)	U.S.$	365	$339,691
Series 2016-UB12, Class A4
3.596%, 12/15/49		660	665,687
UBS Commercial Mortgage Trust
Series 2018-C10, Class A4
4.313%, 5/15/51		750	791,783
Series 2018-C8, Class A4
3.983%, 2/15/51		720	741,563
Series 2018-C9, Class A4
4.117%, 3/15/51		1,300	1,352,440
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4, Class A5
2.85%, 12/10/45		1,098	1,088,458
Wells Fargo Commercial Mortgage Trust
Series 2015-C27, Class A5
3.451%, 2/15/48		1,040	1,048,601
Series 2015-SG1, Class C
1.00%, 9/15/48 (e)		516	508,009
Series 2016-C35, Class XA
1.975%, 7/15/48 (f)		3,889	425,201
Series 2016-LC25, Class C
4.42%, 12/15/59 (e)		545	544,732
Series 2016-NXS6, Class C
4.312%, 11/15/49 (e)		600	604,644
Series 2018-C43, Class A4
4.012%, 3/15/51		900	928,956
WF-RBS Commercial Mortgage Trust
Series 2013-C11, Class XA
1.209%, 3/15/45 (a)(f)		7,815	307,776

			32,308,192

Non-Agency Floating Rate CMBS - 3.0%
Ashford Hospitality Trust
Series 2018-ASHF, Class A
3.409% (LIBOR 1 Month + 0.90%), 4/15/35 (a)(c)		698	690,817
Series 2018-KEYS, Class A
3.509% (LIBOR 1 Month + 1.00%), 5/15/35 (a)(c)		1,000	994,705
Atrium Hotel Portfolio Trust
Series 2018-ATRM, Class A
3.459% (LIBOR 1 Month + 0.95%), 6/15/35 (a)(c)		750	742,731
BAMLL Commercial Mortgage Securities Trust
Series 2017-SCH, Class AF
3.509% (LIBOR 1 Month + 1.00%), 11/15/33 (a)(c)(e)		1,330	1,329,550
BHMS
Series 2018-ATLS, Class A
3.759% (LIBOR 1 Month + 1.25%), 7/15/35 (a)(c)		675	673,328

	Principal Amount (000)		U.S. $ Value
Braemar Hotels & Resorts Trust
Series 2018-PRME, Class A
3.329% (LIBOR 1 Month + 0.82%), 6/15/35 (a)(c)	U.S.$	700	$691,363
BX Trust
Series 2017-IMC, Class A
3.559% (LIBOR 1 Month + 1.05%), 10/15/32 (a)(c)		805	800,187
Series 2018-EXCL, Class A
3.597% (LIBOR 1 Month + 1.09%), 9/15/37 (a)(c)		812	807,671
Credit Suisse Mortgage Trust
Series 2016-MFF, Class D
7.109% (LIBOR 1 Month + 4.60%), 11/15/33 (a)(c)(e)		450	449,935
DBWF Mortgage Trust
Series 2018-GLKS, Class A
3.41% (LIBOR 1 Month + 1.03%), 11/19/35 (a)(c)		541	536,398
Great Wolf Trust
Series 2017-WOLF, Class A
3.509% (LIBOR 1 Month + 0.85%), 9/15/34 (a)(c)		655	652,549
Morgan Stanley Capital I Trust
Series 2015-XLF2, Class SNMA
4.459% (LIBOR 1 Month + 1.95%), 11/15/26 (a)(c)		173	172,333
RETL
Series 2018-RVP, Class A
3.609% (LIBOR 1 Month + 1.10%), 3/15/33 (a)(c)		588	582,471
Starwood Retail Property Trust
Series 2014-STAR, Class A
3.729% (LIBOR 1 Month + 1.22%), 11/15/27 (a)(c)		1,067	1,057,852

			10,181,890

Agency CMBS - 0.0%
Government National Mortgage Association
Series 2006-39, Class IO
0.00%, 7/16/46 (f)		809	8

Total Commercial Mortgage-Backed Securities (cost $42,805,249)			42,490,090

COLLATERALIZED MORTGAGE OBLIGATIONS - 8.2%
Risk Share Floating Rate - 6.1%
Bellemeade Re Ltd.
Series 2017-1, Class M1
4.21% (LIBOR 1 Month + 1.70%), 10/25/27 (a)(c)		370	371,772
Series 2018-2A, Class M1B
3.86% (LIBOR 1 Month + 1.35%), 8/25/28 (a)(c)		505	503,320

	Principal Amount (000)		U.S. $ Value
Series 2018-3A, Class M1B
4.36% (LIBOR 1 Month + 1.85%), 10/25/27 (a)(c)	U.S.$	815	$813,733
Connecticut Avenue Securities Trust
Series 2018-R07, Class 1M2
4.906% (LIBOR 1 Month + 2.40%), 4/25/31 (a)(c)		378	380,344
Eagle RE Ltd.
Series 2018-1, Class M2
5.506% (LIBOR 1 Month + 3.00%), 11/25/28 (a)(c)		325	324,564
Federal Home Loan Mortgage Corp.
Series 2019-DNA1, Class M2
5.16% (LIBOR 1 Month + 2.65%), 1/25/49 (a)(c)		750	751,872
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2014-DN3, Class M3
6.51% (LIBOR 1 Month + 4.00%), 8/25/24 (c)		684	740,187
Series 2014-DN4, Class M3
7.06% (LIBOR 1 Month + 4.55%), 10/25/24 (c)		219	241,957
Series 2014-HQ3, Class M3
7.26% (LIBOR 1 Month + 4.75%), 10/25/24 (c)		664	733,381
Series 2015-DNA2, Class M2
5.11% (LIBOR 1 Month + 2.60%), 12/25/27 (c)		306	310,006
Series 2015-HQA1, Class M2
5.16% (LIBOR 1 Month + 2.65%), 3/25/28 (c)		206	209,000
Series 2015-HQA2, Class M3
7.31% (LIBOR 1 Month + 4.80%), 5/25/28 (c)		500	570,239
Series 2016-DNA1, Class M3
8.056% (LIBOR 1 Month + 5.55%), 7/25/28 (c)		330	391,425
Series 2016-DNA2, Class M3
7.16% (LIBOR 1 Month + 4.65%), 10/25/28 (c)		650	732,404
Series 2017-DNA3, Class M2
5.01% (LIBOR 1 Month + 2.50%), 3/25/30 (c)		250	256,792
Series 2017-HQA2, Class M2
5.16% (LIBOR 1 Month + 2.65%), 12/25/29 (c)		250	257,679
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C03, Class 1M2
5.51% (LIBOR 1 Month + 3.00%), 7/25/24 (c)		282	298,994
Series 2014-C04, Class 2M2
7.51% (LIBOR 1 Month + 5.00%), 11/25/24 (c)		122	135,738

	Principal Amount (000)		U.S. $ Value
Series 2015-C01, Class 1M2
6.81% (LIBOR 1 Month + 4.30%), 2/25/25 (c)	U.S.$	221	$240,587
Series 2015-C01, Class 2M2
7.06% (LIBOR 1 Month + 4.55%), 2/25/25 (c)		246	264,869
Series 2015-C02, Class 1M2
6.51% (LIBOR 1 Month + 4.00%), 5/25/25 (c)		405	440,902
Series 2015-C02, Class 2M2
6.51% (LIBOR 1 Month + 4.00%), 5/25/25 (c)		257	275,324
Series 2015-C03, Class 1M2
7.51% (LIBOR 1 Month + 5.00%), 7/25/25 (c)		497	558,615
Series 2015-C03, Class 2M2
7.51% (LIBOR 1 Month + 5.00%), 7/25/25 (c)		457	506,432
Series 2015-C04, Class 1M2
8.21% (LIBOR 1 Month + 5.70%), 4/25/28 (c)		692	793,097
Series 2015-C04, Class 2M2
8.06% (LIBOR 1 Month + 5.55%), 4/25/28 (c)		459	515,432
Series 2016-C01, Class 1M2
9.26% (LIBOR 1 Month + 6.75%), 8/25/28 (c)		982	1,148,221
Series 2016-C01, Class 2M2
9.46% (LIBOR 1 Month + 6.95%), 8/25/28 (c)		436	504,021
Series 2016-C02, Class 1M2
8.51% (LIBOR 1 Month + 6.00%), 9/25/28 (c)		1,119	1,283,259
Series 2016-C03, Class 2M2
8.41% (LIBOR 1 Month + 5.90%), 10/25/28 (c)		1,171	1,321,353
Series 2016-C05, Class 2M2
6.96% (LIBOR 1 Month + 4.45%), 1/25/29 (c)		1,220	1,331,661
Series 2017-C01, Class 1M2
6.06% (LIBOR 1 Month + 3.55%), 7/25/29 (c)		465	501,135
Series 2017-C03, Class 1M2
5.51% (LIBOR 1 Month + 3.00%), 10/25/29 (c)		485	512,907
Series 2017-C04, Class 2M2
5.36% (LIBOR 1 Month + 2.85%), 11/25/29 (c)		320	331,131
Series 2017-C05, Class 1M2
4.71% (LIBOR 1 Month + 2.20%), 1/25/30 (c)		500	508,808
Series 2017-C07, Class 2M2
5.01% (LIBOR 1 Month + 2.50%), 5/25/30 (c)		300	305,413

	Principal Amount (000)		U.S. $ Value
Home Re Ltd.
Series 2018-1, Class M1
4.11% (LIBOR 1 Month + 1.60%), 10/25/28 (a)(c)	U.S.$	655	$659,273
JP Morgan Madison Avenue Securities Trust
Series 2014-CH1, Class M2
6.76% (LIBOR 1 Month + 4.25%), 11/25/24 (c)(h)		80	87,398
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 1M2
7.76% (LIBOR 1 Month + 5.25%), 11/25/25 (c)(h)		351	394,747
Series 2015-WF1, Class 2M2
8.01% (LIBOR 1 Month + 5.50%), 11/25/25 (c)(h)		103	119,161

			20,627,153

Agency Floating Rate - 1.1%
Federal Home Loan Mortgage Corp. REMICs
Series 4116, Class LS
3.691% (6.20% - LIBOR 1 Month), 10/15/42 (c)(i)		1,437	255,574
Series 4719, Class JS
3.641% (6.15% - LIBOR 1 Month), 9/15/47 (c)(i)		1,694	264,990
Federal National Mortgage Association REMICs
Series 2011-131, Class ST
4.03% (6.54% - LIBOR 1 Month), 12/25/41 (c)(i)		1,006	185,953
Series 2012-70, Class SA
4.04% (6.55% - LIBOR 1 Month), 7/25/42 (c)(i)		1,832	355,838
Series 2015-90, Class SL
3.64% (6.15% - LIBOR 1 Month), 12/25/45 (c)(i)		2,007	324,338
Series 2016-77, Class DS
3.49% (6.00% - LIBOR 1 Month), 10/25/46 (c)(i)		2,011	320,891
Series 2017-16, Class SG
3.54% (6.05% - LIBOR 1 Month), 3/25/47 (c)(i)		2,068	330,136
Series 2017-26, Class TS
3.44% (5.95% - LIBOR 1 Month), 4/25/47 (c)(i)		1,927	335,310
Series 2017-62, Class AS
3.64% (6.15% - LIBOR 1 Month), 8/25/47 (c)(i)		2,042	334,346
Series 2017-81, Class SA
3.69% (6.20% - LIBOR 1 Month), 10/25/47 (c)(i)		2,069	355,077
Series 2017-97, Class LS
3.69% (6.20% - LIBOR 1 Month), 12/25/47 (c)(i)		1,796	323,200

	Principal Amount (000)		U.S. $ Value
Government National Mortgage Association
Series 2017-65, Class ST
3.647% (6.15% - LIBOR 1 Month), 4/20/47 (c)(i)	U.S.$	1,978	$324,305

			3,709,958

Non-Agency Fixed Rate - 0.7%
Alternative Loan Trust
Series 2005-57CB, Class 4A3
5.50%, 12/25/35		157	132,276
Series 2006-24CB, Class A16
5.75%, 8/01/36		297	243,316
Series 2006-28CB, Class A14
6.25%, 10/25/36		217	172,631
Series 2006-J1, Class 1A13
5.50%, 2/25/36		168	149,511
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
3.90%, 5/25/35		270	271,550
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2006-13, Class 1A19
6.25%, 9/25/36		84	64,790
Credit Suisse Mortgage Trust
Series 2010-6R, Class 3A2
5.875%, 1/26/38 (a)		296	228,400
First Horizon Alternative Mortgage Securities Trust
Series 2006-FA3, Class A9
6.00%, 7/25/36		267	211,584
JP Morgan Alternative Loan Trust
Series 2006-A3, Class 2A1
4.06%, 7/25/36		726	700,498
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2002-3, Class B3
6.50%, 3/25/32		452	280,603

			2,455,159

Non-Agency Floating Rate - 0.3%
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2006-AR4, Class A2
2.70% (LIBOR 1 Month + 0.19%), 12/25/36 (c)		655	365,825
HomeBanc Mortgage Trust
Series 2005-1, Class A1
3.006% (LIBOR 1 Month + 0.25%), 3/25/35 (c)		210	180,847
Impac Secured Assets Corp.
Series 2005-2, Class A2D
2.94% (LIBOR 1 Month + 0.43%), 3/25/36 (c)		326	271,844

	Principal Amount (000)		U.S. $ Value
Residential Accredit Loans, Inc. Trust
Series 2007-QS4, Class 2A4
2.85% (LIBOR 1 Month + 0.34%), 3/25/37 (c)	U.S.$	669	$196,242

			1,014,758

Agency Fixed Rate - 0.0%
Federal National Mortgage Association Grantor Trust
Series 2004-T5, Class AB4
2.855%, 5/28/35 (e)		65	61,012

Total Collateralized Mortgage Obligations (cost $27,240,934)			27,868,040

ASSET-BACKED SECURITIES - 8.0%
Autos - Fixed Rate - 4.8%
AmeriCredit Automobile Receivables Trust
Series 2017-3, Class A2A
1.69%, 12/18/20		103	102,731
Avis Budget Rental Car Funding AESOP LLC
Series 2016-1A, Class A
2.99%, 6/20/22 (a)		418	416,043
Series 2018-1A, Class A
3.70%, 9/20/24 (a)		920	934,094
Series 2018-2A, Class A
3.948%, 3/20/25 (a)		755	771,764
CarMax Auto Owner Trust
Series 2015-4, Class A3
1.56%, 11/16/20		96	96,114
CPS Auto Receivables Trust
Series 2016-C, Class E
8.39%, 9/15/23 (a)		600	639,060
Series 2017-D, Class A
1.87%, 3/15/21 (a)		265	264,369
CPS Auto Trust
Series 2017-A, Class E
7.07%, 4/15/24 (a)		550	581,576
DT Auto Owner Trust
Series 2018-1A, Class A
2.59%, 5/17/21 (a)		312	311,593
Exeter Automobile Receivables Trust
Series 2016-1A, Class D
8.20%, 2/15/23 (a)		270	283,662
Series 2016-3A, Class D
6.40%, 7/17/23 (a)		350	360,615
Series 2017-1A, Class D
6.20%, 11/15/23 (a)		525	542,130
Series 2017-2A, Class A
2.11%, 6/15/21 (a)		62	61,812
Series 2017-3A, Class A
2.05%, 12/15/21 (a)		261	259,745
Series 2017-3A, Class C
3.68%, 7/17/23 (a)		385	387,461

	Principal Amount (000)		U.S. $ Value
Series 2018-1A, Class A
2.21%, 5/17/21 (a)	U.S.$	251	$250,859
Flagship Credit Auto Trust
Series 2016-2, Class D
8.56%, 11/15/23 (a)		350	370,443
Series 2016-4, Class E
6.44%, 1/16/24 (a)		565	575,159
Series 2017-2, Class A
1.85%, 7/15/21 (a)		183	182,215
Series 2017-3, Class A
1.88%, 10/15/21 (a)		233	231,419
Series 2017-4, Class A
2.07%, 4/15/22 (a)		219	217,954
Series 2018-3, Class B
3.87%, 12/16/24 (a)		675	677,952
Ford Credit Auto Owner Trust
Series 2014-2, Class A
2.31%, 4/15/26 (a)		322	320,444
Ford Credit Floorplan Master Owner Trust A
Series 2016-1, Class A1
1.76%, 2/15/21		682	681,842
Series 2017-1, Class A1
2.07%, 5/15/22		710	702,477
GMF Floorplan Owner Revolving Trust
Series 2016-1, Class A1
1.96%, 5/17/21 (a)		860	857,661
Hertz Vehicle Financing II LP
Series 2015-1A, Class B
3.52%, 3/25/21 (a)		386	384,618
Series 2015-3A, Class A
2.67%, 9/25/21 (a)		180	178,169
Series 2016-1A, Class A
2.32%, 3/25/20 (a)		678	677,103
Series 2017-1A, Class A
2.96%, 10/25/21 (a)		950	944,455
Series 2019-1A, Class A
3.83%, 3/25/23 (a)		680	679,874
Hertz Vehicle Financing LLC
Series 2018-2A, Class A
3.65%, 6/27/22 (a)		1,035	1,038,375
Westlake Automobile Receivables Trust
Series 2018-3A, Class A1
2.53%, 9/16/19 (a)		249	248,486
Wheels SPV 2 LLC
Series 2016-1A, Class A3
1.87%, 5/20/25 (a)		950	944,030

			16,176,304

Other ABS - Fixed Rate - 2.5%
CLUB Credit Trust
Series 2017-P2, Class A
2.61%, 1/15/24 (a)(e)		279	277,993
CNH Equipment Trust
Series 2015-A, Class A4
1.85%, 4/15/21		309	308,926

	Principal Amount (000)		U.S. $ Value
Consumer Loan Underlying Bond Credit Trust
Series 2017-P1, Class B
3.56%, 9/15/23 (a)(e)	U.S.$	700	$698,200
Series 2018-P1, Class A
3.39%, 7/15/25 (a)(e)		386	385,531
Marlette Funding Trust
Series 2017-1A, Class A
2.827%, 3/15/24 (a)(e)		28	28,174
Series 2017-1A, Class C
6.658%, 3/15/24 (a)(e)		750	766,491
Series 2017-2A, Class A
2.39%, 7/15/24 (a)(e)		55	55,257
Series 2017-3A, Class A
2.36%, 12/15/24 (a)(e)		86	85,632
Series 2017-3A, Class B
3.01%, 12/15/24 (a)(e)		543	539,287
Series 2018-3A, Class A
3.20%, 9/15/28 (a)(e)		597	596,872
Series 2018-4A, Class A
3.71%, 12/15/28 (a)(e)		392	393,787
Prosper Marketplace Issuance Trust
Series 2017-2A, Class B
3.48%, 9/15/23 (a)(e)		214	213,869
SBA Tower Trust
Series 2015-1A,Class C
3.156%, 10/10/45 (a)(e)		688	681,141
SoFi Consumer Loan Program LLC
Series 2016-2, Class A
3.09%, 10/27/25 (a)(e)		180	179,407
Series 2016-3, Class A
3.05%, 12/26/25 (a)(e)		218	217,430
Series 2017-1, Class A
3.28%, 1/26/26 (a)(e)		189	189,104
Series 2017-2, Class A
3.28%, 2/25/26 (a)(e)		265	264,220
Series 2017-3, Class A
2.77%, 5/25/26 (a)(e)		230	228,136
Series 2017-4, Class B
3.59%, 5/26/26 (a)(e)		870	857,491
Series 2017-6, Class A2
2.82%, 11/25/26 (a)(e)		725	718,403
SoFi Consumer Loan Program Trust
Series 2018-1, Class A1
2.55%, 2/25/27 (a)(e)		367	365,624
Series 2018-3, Class A2
3.67%, 8/25/27 (a)(e)		341	344,773

			8,395,748

Credit Cards - Fixed Rate - 0.7%
Synchrony Credit Card Master Note Trust
Series 2016-1, Class A
2.04%, 3/15/22		544	543,449

	Principal Amount (000)		U.S. $ Value
World Financial Network Credit Card Master Trust
Series 2017-B, Class A
1.98%, 6/15/23	U.S.$	685	$681,573
Series 2018-B, Class A
3.46%, 7/15/25		330	333,549
Series 2018-B, Class M
3.81%, 7/15/25		825	832,894

			2,391,465

Home Equity Loans - Fixed Rate - 0.0%
Credit-Based Asset Servicing & Securitization LLC
Series 2003-CB1, Class AF
3.95%, 1/25/33 (e)		62	62,591

Home Equity Loans - Floating Rate - 0.0%
ABFC Trust
Series 2003-WF1, Class A2
3.635% (LIBOR 1 Month + 1.13%), 12/25/32 (c)(e)		29	28,748

Total Asset-Backed Securities (cost $26,916,434)			27,054,856

INFLATION-LINKED SECURITIES - 5.9%
Japan - 1.1%
Japanese Government CPI Linked Bond
Series 22
0.10%, 3/10/27	JPY	378,609	3,595,509

United States - 4.8%
U.S. Treasury Inflation Index
0.125%, 4/15/21-7/15/26 (TIPS)	U.S.$	9,793	9,558,763
0.375%, 7/15/25 (TIPS)		4,382	4,301,781
0.625%, 7/15/21 (TIPS)		2,533	2,532,339

			16,392,883

Total Inflation-Linked Securities (cost $20,013,310)			19,988,392

CORPORATES - NON-INVESTMENT GRADE - 3.4%
Financial Institutions - 1.9%
Banking - 1.6%
American Express Co.
Series C
4.90%, 12/29/49 (b)		461	455,984
Barclays Bank PLC
6.86%, 9/29/49 (a)(b)		129	130,000
CIT Group, Inc.
5.25%, 3/07/25		383	395,493
Citigroup, Inc.
5.95%, 7/29/49 (b)		216	216,462
Series Q
5.95%, 12/29/49 (b)		575	579,882
Credit Suisse Group AG
7.50%, 12/31/49 (a)(b)		363	385,557
Goldman Sachs Group, Inc. (The)
Series M

	Principal Amount (000)		U.S. $ Value
5.375%, 12/29/49 (b)	U.S.$	482	$482,863
Series P
5.00%, 5/10/66 (b)		352	323,016
ING Groep NV
6.875%, 12/29/49 (a)(b)		425	434,822
Intesa Sanpaolo SpA
5.017%, 6/26/24 (a)		288	265,116
Morgan Stanley
Series J
5.55%, 12/29/49 (b)		110	110,441
Royal Bank of Scotland Group PLC
8.625%, 12/29/49 (b)		320	340,147
Series U
5.123% (LIBOR 3 Month + 2.32%), 12/31/49 (b)(c)		700	661,094
Standard Chartered PLC
4.03% (LIBOR 3 Month + 1.51%), 1/29/49 (a)(b)(c)		400	312,000
7.50%, 12/29/49 (a)(b)		363	377,520
SunTrust Banks, Inc.
5.625%, 12/29/49 (b)		158	159,619

			5,630,016

Finance - 0.2%
Navient Corp.
6.625%, 7/26/21		440	452,197
7.25%, 1/25/22		99	102,778

			554,975

Insurance - 0.1%
Voya Financial, Inc.
5.65%, 5/15/53		180	173,423

			6,358,414

Industrial - 1.5%
Capital Goods - 0.1%
TransDigm, Inc.
6.25%, 3/15/26 (a)		362	367,644

Communications - Media - 0.0%
CSC Holdings LLC
6.75%, 11/15/21		120	126,174

Communications - Telecommunications - 0.3%
Sprint Capital Corp.
6.90%, 5/01/19		970	977,644

Consumer Cyclical - Other - 0.1%
KB Home
4.75%, 5/15/19		286	286,014

Consumer Non-Cyclical - 0.4%
First Quality Finance Co., Inc.
4.625%, 5/15/21 (a)		475	475,399
HCA, Inc.
5.375%, 9/01/26		445	456,637
Spectrum Brands, Inc.
5.75%, 7/15/25		512	504,842

			1,436,878

	Principal Amount (000)		U.S. $ Value
Energy - 0.4%
Antero Resources Corp.
5.125%, 12/01/22	U.S.$	100	$100,211
Nabors Industries, Inc.
5.50%, 1/15/23		535	487,455
Sunoco LP/Sunoco Finance Corp.
4.875%, 1/15/23		459	457,508
Transocean Poseidon Ltd.
6.875%, 2/01/27 (a)		225	228,937

			1,274,111

Other Industrial - 0.1%
Global Partners LP/GLP Finance Corp.
6.25%, 7/15/22		361	349,921

Technology - 0.1%
Western Digital Corp.
4.75%, 2/15/26		335	311,627

			5,130,013

Total Corporates - Non-Investment Grade (cost $11,716,961)			11,488,427

EMERGING MARKETS - CORPORATE BONDS - 0.5%
Industrial - 0.4%
Capital Goods - 0.0%
Odebrecht Finance Ltd.
5.25%, 6/27/29 (a)(j)(k)		341	43,477
7.125%, 6/26/42 (a)(j)(k)		394	49,250

			92,727

Communications - Telecommunications - 0.1%
Millicom International Cellular SA
6.625%, 10/15/26 (a)		475	487,701

Consumer Non-Cyclical - 0.1%
BRF SA
3.95%, 5/22/23 (a)		203	185,542
Virgolino de Oliveira Finance SA
10.50%, 1/28/18 (e)(h)(k)(l)		660	32,109

			217,651

Energy - 0.1%
Cosan Luxembourg SA
7.00%, 1/20/27 (a)		201	209,794

Transportation - Services - 0.1%
Rumo Luxembourg SARL
5.875%, 1/18/25 (a)		315	311,488

			1,319,361

	Principal Amount (000)		U.S. $ Value
Utility - 0.1%
Electric - 0.1%
Genneia SA
8.75%, 1/20/22 (a)	U.S.$	261	$241,751
Terraform Global Operating LLC
6.125%, 3/01/26 (h)		153	145,892

			387,643

Total Emerging Markets - Corporate Bonds (cost $2,457,594)			1,707,004

LOCAL GOVERNMENTS - US MUNICIPAL BONDS - 0.4%
United States - 0.4%
State of California
Series 2010
7.625%, 3/01/40 (cost $1,401,867)		970	1,420,148

QUASI-SOVEREIGNS - 0.3%
Quasi-Sovereign Bonds - 0.3%
Indonesia - 0.3%
Pertamina Persero PT
6.45%, 5/30/44 (a)		350	386,750
Perusahaan Listrik Negara PT
5.45%, 5/21/28 (a)		452	473,470

Total Quasi-Sovereigns (cost $825,074)			860,220

	Shares
COMMON STOCKS - 0.2%
Financials - 0.2%
Insurance - 0.2%
Mt Logan Re Ltd. (Preference Shares) (e)(k)(m) (cost $626,000)		626	597,020

	Principal Amount (000)
EMERGING MARKETS - SOVEREIGNS - 0.1%
Egypt - 0.1%
Egypt Government International Bond 6.125%, 1/31/22 (a) (cost $235,000)	U.S.$	235	233,825

EMERGING MARKETS - TREASURIES - 0.1%
Argentina - 0.1%
Argentina POM Politica Monetaria
Series POM
65.51% (ARLLMONP), 6/21/20 (c) (cost $395,683)	ARS	6,500	191,396

	Principal Amount (000)		U.S. $ Value
SHORT-TERM INVESTMENTS - 5.6%
Governments - Treasuries - 3.2%
Japan - 3.2%
Japan Treasury Discount Bill
Series 792
Zero Coupon, 2/04/19	JPY	713,500	$6,550,378
Series 802
Zero Coupon, 3/25/19		460,000	4,223,934

Total Governments - Treasuries (cost $10,360,421)			10,774,312

U.S. Treasury Bills - 1.3%
U.S. Treasury Bill Zero Coupon, 4/18/19 (cost $4,529,167)	U.S.$	4,552	4,529,369

	Shares
Investment Companies - 1.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.35% (n)(o)(p) (cost $3,562,938)		3,562,938	3,562,938

	Principal Amount (000)
Asset-Backed Securities - 0.1%
Autos - Fixed Rate - 0.1%
Drive Auto Receivables Trust
Series 2018-5, Class A1
2.685%, 11/15/19 (cost $419,141)	U.S.$	419	419,078

Total Short-Term Investments (cost $18,871,667)			19,285,697

Total Investments - 103.7% (cost $352,054,732) (q)			351,645,203
Other assets less liabilities - (3.7)%			(12,409,345)

Net Assets - 100.0%			$339,235,858

FUTURES

Description	Number of Contracts	Expiration Month	Notional (000)		Original Value	Value at January 31, 2019	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. 10 Yr Ultra Futures	23	March 2019	USD	2,300	$2,960,484	$3,005,812	$45,328
U.S. T-Note 2 Yr (CBT) Futures	77	March 2019	USD	15,400	16,249,517	16,349,266	99,749
U.S. T-Note 5 Yr (CBT) Futures	14	March 2019	USD	1,400	1,597,987	1,608,031	10,044
U.S. T-Note 10 Yr (CBT) Futures	4	March 2019	USD	400	481,506	489,875	8,369
U.S. Ultra Bond (CBT) Futures	26	March 2019	USD	2,600	4,045,007	4,189,250	144,243

Description	Number of Contracts	Expiration Month	Notional (000)		Original Value	Value at January 31, 2019	Unrealized Appreciation/ (Depreciation)
Sold Contracts
10 Yr Japan Bond (OSE) Futures	3	March 2019	JPY	300,000	$4,181,529	$4,205,371	$(23,842)
Long Gilt Futures	32	March 2019	GBP	3,200	5,129,564	5,184,699	(55,135)

							$228,756

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Citibank, NA	BRL	1,248	USD	342	2/04/19	$(440)
Citibank, NA	USD	335	BRL	1,248	2/04/19	7,274
Deutsche Bank AG	INR	128,698	USD	1,763	3/18/19	(41,231)
Deutsche Bank AG	USD	1,854	INR	132,274	3/18/19	826
Goldman Sachs Bank USA	BRL	3,096	USD	820	2/04/19	(28,741)
Goldman Sachs Bank USA	USD	848	BRL	3,096	2/04/19	1,093
Goldman Sachs Bank USA	GBP	814	USD	1,033	2/28/19	(35,989)
Goldman Sachs Bank USA	USD	819	BRL	3,096	3/06/19	28,900
Goldman Sachs Bank USA	USD	667	MXN	12,874	3/22/19	1,263
Goldman Sachs Bank USA	USD	763	NOK	6,487	4/12/19	8,818
HSBC Bank USA	JPY	1,535,807	USD	14,203	2/04/19	103,507
HSBC Bank USA	USD	665	KRW	744,217	2/20/19	4,095
HSBC Bank USA	USD	1,162	TWD	35,642	3/14/19	1,355
JPMorgan Chase Bank, NA	AUD	1,175	USD	837	2/20/19	(17,269)
JPMorgan Chase Bank, NA	CHF	656	USD	668	3/13/19	6,100
JPMorgan Chase Bank, NA	USD	1,179	CNY	7,974	3/20/19	10,643
JPMorgan Chase Bank, NA	USD	837	PLN	3,139	4/08/19	7,707
Morgan Stanley & Co., Inc.	BRL	1,848	USD	506	2/04/19	(652)
Morgan Stanley & Co., Inc.	USD	469	BRL	1,848	2/04/19	37,428
Natwest Markets PLC	NZD	991	USD	666	2/20/19	(19,121)
Natwest Markets PLC	USD	1,007	GBP	775	2/28/19	11,098
Natwest Markets PLC	USD	1,486	TWD	45,253	3/14/19	(8,891)
Natwest Markets PLC	JPY	822,307	USD	7,582	3/26/19	1,850
Standard Chartered Bank	USD	661	KRW	736,963	2/20/19	1,344
Standard Chartered Bank	CAD	1,172	USD	886	3/07/19	(6,624)
Standard Chartered Bank	TWD	45,207	USD	1,483	3/14/19	7,031
Standard Chartered Bank	TWD	35,807	USD	1,166	3/14/19	(2,901)
Standard Chartered Bank	CNY	7,977	USD	1,153	3/20/19	(36,790)
State Street Bank & Trust Co.	JPY	42,606	USD	378	2/15/19	(13,921)
State Street Bank & Trust Co.	USD	54	AUD	75	2/20/19	(55)
State Street Bank & Trust Co.	EUR	304	USD	349	4/10/19	(1,008)
State Street Bank & Trust Co.	USD	9	EUR	8	4/10/19	(36)
UBS AG	CAD	1,072	USD	804	3/07/19	(12,721)
UBS AG	EUR	1,061	USD	1,226	4/10/19	4,803

						$18,745

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAIG Series 31, 5 Year Index, 12/20/23*	(1.00)%	Quarterly	0.66%	USD	5,620	$(91,801)	$(96,784)	$4,983

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
NOK	335,480	6/22/20	6 Month NIBOR	1.378%	Semi-Annual/ Annual	$210,877	$	– 0	–	$210,877
USD	2,480	8/22/22	3 Month LIBOR	2.886%	Quarterly/ Semi-Annual	48,197		– 0	–	48,197
USD	5,140	9/10/23	3 Month LIBOR	2.896%	Quarterly/ Semi-Annual	117,876		– 0	–	117,876
NOK	32,720	8/31/28	2.186%	6 Month NIBOR	Annual/ Semi-Annual	(65,773)		– 0	–	(65,773)
JPY	136,000	1/08/49	0.673%	6 Month LIBOR	Semi-Annual/ Semi-Annual	893		– 0	–	893

						$312,070	$	– 0	–	$312,070

CREDIT DEFAULT SWAPS
Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citibank, NA
Sprint Communications, Inc., 7.000%, 8/15/20, 6/20/19*	(5.00)%	Quarterly	0.35%	USD	452	$(10,791)	$(2,115)	$(8,676)
Sprint Communications, Inc., 7.000%, 8/15/20, 6/20/19*	(5.00)	Quarterly	0.35	USD	518	(12,368)	(2,514)	(9,854)
Citigroup Global Markets, Inc.
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.35	USD	57	(587)	710	(1,297)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)%	Monthly	4.47%	USD	892	$65,741	$64,075	$1,666
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly	4.47	USD	180	13,266	12,581	685
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly	4.47	USD	179	13,193	12,511	682
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly	4.47	USD	171	12,603	12,220	383
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly	4.47	USD	723	53,285	53,749	(464)
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly	4.47	USD	723	53,285	55,644	(2,359)
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly	4.47	USD	362	26,679	29,590	(2,911)
Credit Suisse International
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.35	USD	20	(206)	180	(386)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.35	USD	2,085	(21,470)	25,786	(47,256)
CDX-CMBX.NA.BBB- Series 7, 1/17/47*	(3.00)	Monthly	4.37	USD	2,150	111,836	135,199	(23,363)
Deutsche Bank AG
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.35	USD	777	(8,001)	8,059	(16,060)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.35	USD	695	(7,156)	9,267	(16,423)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.35	USD	2,592	(26,690)	27,116	(53,806)
Goldman Sachs International
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.35	USD	169	(1,740)	1,584	(3,324)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.35	USD	762	(7,847)	10,077	(17,924)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	7.46%	USD	297	$(39,120)	$(46,532)	$7,412
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	269	(35,431)	(40,913)	5,482
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	41	(5,401)	(6,740)	1,339
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	201	(26,475)	(27,205)	730
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	85	(11,196)	(11,778)	582
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	178	(23,460)	(23,807)	347
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	36	(4,745)	(4,732)	(13)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	153	(20,165)	(19,811)	(354)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	180	(23,724)	(23,307)	(417)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	252	(33,213)	(32,630)	(583)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	252	(33,214)	(29,443)	(3,771)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	200	(26,360)	(21,962)	(4,398)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	362	(47,712)	(42,295)	(5,417)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	504	(66,427)	(57,585)	(8,842)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	504	(66,427)	(56,454)	(9,973)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	540	(71,171)	(59,373)	(11,798)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	7.46%	USD	723	$(95,292)	$(82,607)	$(12,685)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	724	(95,423)	(81,097)	(14,326)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	891	(117,434)	(97,469)	(19,965)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	291	(38,329)	(44,058)	5,729
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	155	(20,416)	(10,937)	(9,479)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	509	(67,044)	(33,605)	(33,439)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	2,150	(283,190)	(126,984)	(156,206)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	1,882	(247,866)	(78,521)	(169,345)
Deutsche Bank AG
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	2.75	USD	850	(18,794)	(16,969)	(1,825)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	52	(6,849)	(6,221)	(628)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	322	(42,413)	(41,410)	(1,003)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	179	(23,578)	(20,896)	(2,682)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	181	(23,841)	(21,121)	(2,720)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	46	(6,059)	(2,695)	(3,364)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	530	(69,810)	(58,271)	(11,539)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	531	(69,941)	(44,574)	(25,367)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	7.46%	USD	745	$(98,129)	$(53,287)	$(44,842)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	313	(41,227)	(52,961)	11,734
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	325	(42,808)	(50,986)	8,178
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	224	(29,504)	(37,364)	7,860
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	574	(75,605)	(77,665)	2,060
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	260	(34,246)	(36,112)	1,866
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	20	(2,634)	(3,100)	466
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	90	(11,862)	(11,779)	(83)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	26	(3,425)	(2,378)	(1,047)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	52	(6,850)	(5,242)	(1,608)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	52	(6,849)	(4,844)	(2,005)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	104	(13,698)	(11,458)	(2,240)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	356	(46,891)	(38,708)	(8,183)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	311	(40,964)	(27,426)	(13,538)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	219	(28,846)	(14,817)	(14,029)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	760	(100,105)	(61,748)	(38,357)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	7.46%	USD	1,125	$(148,181)	$(87,772)	$(60,409)
JPMorgan Securities LLC
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	1,550	(204,290)	(219,805)	15,515
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	61	(8,035)	(7,944)	(91)
Morgan Stanley & Co. International PLC
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	800	(105,374)	(120,661)	15,287

						$(2,557,011)	$(1,744,340)	$(812,671)

*	Termination date

VARIANCE SWAPS

Swap Counterparty & Referenced Obligation	Volatility Strike Rate	Payment Frequency	Notional Amount (000)		Market Value	Upfront Premiums (Paid) Received			Unrealized Appreciation/ (Depreciation)
Buy Contracts
Deutsche Bank AG
AUD/JPY 3/03/20*	12.75%	Maturity	AUD	240	$(6,202)	$	– 0	–	$(6,202)
Goldman Sachs Bank USA
AUD/JPY 3/10/20*	12.90	Maturity	AUD	111	(3,230)		– 0	–	(3,230)
AUD/JPY 3/20/20*	12.80	Maturity	AUD	113	(3,412)		– 0	–	(3,412)

					$(12,844)	$	– 0	–	$(12,844)

*	Termination date
**	Principal amount less than 500.
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2019, the aggregate market value of these securities amounted to $64,400,575 or 19.0% of net assets.

(b)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at January 31, 2019.
(d)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	IO - Interest Only.
(g)	Illiquid security.
(h)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.24% of net assets as of January 31, 2019, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
JP Morgan Madison Avenue Securities Trust Series 2014-CH1, Class M2
6.76%, 11/25/24	11/06/15	$79,585	$87,398	0.03%
Terraform Global Operating LLC
6.125%, 3/01/26	2/08/18	153,000	145,892	0.04%
Virgolino de Oliveira Finance SA
10.50%, 1/28/18	1/24/14	365,927	32,109	0.01%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2
7.76%, 11/25/25	9/28/15	350,806	394,747	0.12%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2
8.01%, 11/25/25	9/28/15	102,627	119,161	0.04%

(i)	Inverse interest only security.
(j)	Defaulted.
(k)	Non-income producing security.
(l)	Defaulted matured security.
(m)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Mt Logan Re Ltd. (Preference Shares)	1/02/14 - 12/30/14	$626,000	$597,020	0.17%

(n)	Affiliated investments.
(o)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(p)	The rate shown represents the 7-day yield as of period end.
(q)

As of January 31, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $4,798,814 and gross unrealized depreciation of investments was $(5,469,304), resulting in net unrealized depreciation of $(670,490).

Currency Abbreviations:

ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PLN	-	Polish Zloty
TWD	-	New Taiwan Dollar
USD	-	United States Dollar

Glossary:

ABS	-	Asset-Backed Securities
ARLLMONP	-	Argentina Blended Policy Rate
ARMs	-	Adjustable Rate Mortgages
CBT	-	Chicago Board of Trade
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index

CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
CPI	-	Consumer Price Index
LIBOR	-	London Interbank Offered Rates
NIBOR	-	Norwegian Interbank Offered Rate
OSE	-	Osaka Securities Exchange
REMICs	-	Real Estate Mortgage Investment Conduits
TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Security

AB Bond Fund, Inc.

AB Intermediate Bond Portfolio

January 31, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2019:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Corporates - Investment Grade	$	– 0	–	$77,376,841		$	– 0	–	$77,376,841
Mortgage Pass-Throughs		– 0	–	63,020,311			– 0	–	63,020,311
Governments - Treasuries		– 0	–	58,062,936			– 0	–	58,062,936
Commercial Mortgage-Backed Securities		– 0	–	36,298,710			6,191,380		42,490,090
Collateralized Mortgage Obligations		– 0	–	27,807,028			61,012		27,868,040
Asset-Backed Securities		– 0	–	18,876,695			8,178,161		27,054,856
Inflation-Linked Securities		– 0	–	19,988,392			– 0	–	19,988,392
Corporates - Non-Investment Grade		– 0	–	11,488,427			– 0	–	11,488,427
Emerging Markets - Corporate Bonds		– 0	–	1,674,895			32,109		1,707,004
Local Governments - US Municipal Bonds		– 0	–	1,420,148			– 0	–	1,420,148
Quasi-Sovereigns		– 0	–	860,220			– 0	–	860,220
Common Stocks		– 0	–	– 0	–		597,020		597,020

Emerging Markets - Sovereigns	– 0	–	233,825		– 0	–	233,825
Emerging Markets - Treasuries	– 0	–	191,396		– 0	–	191,396
Short-Term Investments:
Governments - Treasuries	– 0	–	10,774,312		– 0	–	10,774,312
U.S. Treasury Bills	– 0	–	4,529,369		– 0	–	4,529,369
Investment Companies	3,562,938		– 0	–	– 0	–	3,562,938
Asset-Backed Securities	– 0	–	419,078		– 0	–	419,078

Total Investments in Securities	3,562,938		333,022,583		15,059,682		351,645,203
Other Financial Instruments (a):
Assets:
Futures	307,733		– 0	–	– 0	–	307,733
Forward Currency Exchange Contracts	– 0	–	245,135		– 0	–	245,135
Centrally Cleared Interest Rate Swaps	– 0	–	377,843		– 0	–	377,843
Credit Default Swaps	– 0	–	349,888		– 0	–	349,888
Liabilities:
Futures	(78,977)		– 0	–	– 0	–	(78,977)
Forward Currency Exchange Contracts	– 0	–	(226,390)		– 0	–	(226,390)
Centrally Cleared Credit Default Swaps	– 0	–	(91,801)		– 0	–	(91,801)
Centrally Cleared Interest Rate Swaps	– 0	–	(65,773)		– 0	–	(65,773)
Credit Default Swaps	– 0	–	(2,906,899)		– 0	–	(2,906,899)
Variance Swaps	– 0	–	(12,844)		– 0	–	(12,844)

Total (b)	$3,791,694		$330,691,742		$15,059,682		$349,543,118

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(b)	There were no transfers between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Commercial Mortgage-Backed Securities		Collateralized Mortgage Obligations		Asset-Backed Securities
Balance as of 10/31/18	$6,195,563		$716,264		$8,563,828
Accrued discounts/(premiums)	668		– 0	–	66
Realized gain (loss)	(1,663)		– 0	–	122
Change in unrealized appreciation/depreciation	61,881		(252)		16,399
Purchases/Payups	– 0	–	– 0	–	424,966
Sales/Paydowns	(65,069)		– 0	–	(827,220)
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	(655,000)		– 0	–

Balance as of 1/31/19	$6,191,380		$61,012		$8,178,161

Net change in unrealized appreciation/depreciation from investments held as of 1/31/19	$61,881		$(252)		$16,399

	Emerging Markets - Corporate Bonds		Common Stocks		Total
Balance as of 10/31/18	$40,227		$627,844		$16,143,726
Accrued discounts/(premiums)	– 0	–	– 0	–	734
Realized gain (loss)	– 0	–	– 0	–	(1,541)
Change in unrealized appreciation/depreciation	(8,118)		(30,824)		39,086
Purchases/Payups	– 0	–	– 0	–	424,966
Sales/Paydowns	– 0	–	– 0	–	(892,289)
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	(655,000	)(a)

Balance as of 1/31/19	$32,109		$597,020		$15,059,682

Net change in unrealized appreciation/depreciation from investments held as of 1/31/19	$(8,118)		$(30,824)		$39,086

(a)	There were de minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at January 31, 2019. Securities priced by third party vendors are excluded from the following table:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 1/31/19	Valuation Technique	Unobservable Input	Range/Weighted Average
Common Stocks	$597,020	Market Approach	NAV Equivalent	$953.71/N/A

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in NAV Equivalent in isolation would be expected to result in a significantly higher (lower) fair value measurement.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the three months ended January 31, 2019 is as follows:

Fund	Market Value 10/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 1/31/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$2,051	$52,075	$50,563	$3,563	$27

AB Bond Fund, Inc.

AB Municipal Bond Inflation Strategy

Portfolio of Investments

January 31, 2019 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 101.8%
Long-Term Municipal Bonds - 101.8%
Alabama - 1.9%
Alabama Special Care Facilities Financing Authority-Birmingham AL (Children’s Hospital of Alabama Obligated Group (The))
Series 2015
5.00%, 6/01/28	$3,905	$4,472,709
Infirmary Health System Special Care Facilities Financing Authority of Mobile (Infirmary Health System Obligated Group)
Series 2016A
5.00%, 2/01/25	2,110	2,374,320
Special Care Facilities Financing Authority of the City of Pell City Alabama (Noland Obligated Group)
Series 2016A
5.00%, 12/01/31	11,235	12,053,357

		18,900,386

American Samoa - 0.1%
American Samoa Economic Development Authority (Territory of American Samoa)
6.50%, 9/01/28 (a)	295	300,003
7.125%, 9/01/38 (a)	820	821,534

		1,121,537

Arizona - 2.5%
Arizona State University (Arizona State University COP)
Series 2013A
5.00%, 9/01/19-9/01/22	8,345	9,048,533
City of Phoenix Civic Improvement Corp.
Series 2011
5.00%, 7/01/26	3,330	3,575,920
County of Pima AZ Sewer System Revenue
AGM Series 2010
5.00%, 7/01/21	1,135	1,187,210
5.00%, 7/01/21 (Pre-refunded/ETM)	630	658,174
Salt River Project Agricultural Improvement & Power District
Series 2011A
5.00%, 12/01/24	3,140	3,419,114
State of Arizona Lottery Revenue
5.00%, 7/01/28 (b)	5,000	5,898,700
Tempe Industrial Development Authority (Mirabella at ASU, Inc.)
Series 2017B
4.00%, 10/01/23 (a)(c)	1,200	1,204,536

		24,992,187

California - 2.2%
Golden State Tobacco Securitization Corp.
Series 2018A
3.50%, 6/01/36	2,040	2,007,074

	Principal Amount (000)	U.S. $ Value
San Francisco City & County Airport Comm (San Francisco Intl Airport)
Series 2010C
5.00%, 5/01/19	$450	$453,848
State of California
Series 2011
5.00%, 10/01/20	5,000	5,279,550
Series 2012
5.00%, 9/01/20	9,305	9,799,468
Series 2014
5.00%, 8/01/22-5/01/25	4,250	4,851,444

		22,391,384

Colorado - 5.0%
Centerra Metropolitan District No. 1
Series 2017
5.00%, 12/01/29 (a)(c)	1,510	1,591,027
City & County of Denver CO Airport System Revenue (Denver Intl Airport)
Series 2010A
5.00%, 11/15/23	375	396,671
Series 2012A
5.00%, 11/15/24-11/15/25 (d)	13,395	14,713,295
Series 2018A
5.00%, 12/01/28-12/01/29	16,555	19,764,607
Denver City & County School District No. 1
Series 2014B
5.00%, 12/01/23 (d)	4,730	5,424,033
Denver Urban Renewal Authority (Stapleton Development Corp.)
Series 2013A
5.00%, 12/01/19-12/01/22	5,655	5,944,465
Plaza Metropolitan District No. 1
Series 2013
5.00%, 12/01/20 (a)(c)	1,310	1,359,924
Regional Transportation District (Denver Transit Partners LLC)
Series 2010
5.25%, 7/15/24	440	444,871

		49,638,893

Connecticut - 2.9%
City of New Haven CT
Series 2018A
5.50%, 8/01/35	1,920	2,155,277
State of Connecticut
Series 2013A
5.00%, 10/15/24	5,035	5,603,602
Series 2014A
5.00%, 3/01/28	2,230	2,450,592
Series 2014F
5.00%, 11/15/26	1,275	1,434,553
Series 2015B
5.00%, 6/15/25-6/15/28	7,170	8,110,232

	Principal Amount (000)	U.S. $ Value
Series 2016A
5.00%, 3/15/32	$2,160	$2,389,608
Series 2018B
5.00%, 4/15/28	1,440	1,673,698
State of Connecticut (State of Connecticut Clean Water Fund - State Revolving Fund)
Series 2013A
5.00%, 3/01/24	4,360	4,913,110

		28,730,672

District of Columbia - 1.0%
Metropolitan Washington Airports Authority
Series 2018A
5.00%, 10/01/25-10/01/26	8,565	10,010,668

Florida - 7.2%
Citizens Property Insurance Corp.
Series 2012A
5.00%, 6/01/22	7,315	8,062,008
City of Jacksonville FL (City of Jacksonville FL Sales Tax)
Series 2011
5.00%, 10/01/20	1,720	1,805,157
City of Jacksonville FL (City of Jacksonville FL Transit Sales Tax)
Series 2012A
5.00%, 10/01/23-10/01/26	10,190	11,280,709
City of Tampa FL Water & Wastewater System Revenue
Series 2011
5.00%, 10/01/26	1,565	1,693,111
County of Miami-Dade FL (County of Miami-Dade FL Non-Ad Valorem)
Series 2015A
5.00%, 6/01/23-6/01/27	18,500	21,128,258
County of Miami-Dade FL (County of Miami-Dade FL Spl Tax)
Series 2012A
5.00%, 10/01/23	1,500	1,655,715
Florida Department of Environmental Protection
Series 2011B
5.00%, 7/01/20	3,775	3,948,121
Series 2013A
5.00%, 7/01/19	2,000	2,027,040
Florida Municipal Power Agency
Series 2011B
5.00%, 10/01/23	2,890	3,114,062
Series 2015B
5.00%, 10/01/23	1,500	1,705,605
Greater Orlando Aviation Authority
Series 2017A
5.00%, 10/01/33	4,000	4,569,840
JEA Water & Sewer System Revenue
NATL Series 2006B
3.93% (CPI + 0.98%), 10/01/20 (e)	2,695	2,705,349
Martin County Industrial Development Authority (Indiantown Cogeneration LP)
Series 2013
4.20%, 12/15/25 (a)	1,900	1,923,579

	Principal Amount (000)	U.S. $ Value
Mid-Bay Bridge Authority
Series 2015A
5.00%, 10/01/28	$1,000	$1,129,520
South Miami Health Facilities Authority (Baptist Health South Florida Obligated Group)
Series 2017
5.00%, 8/15/25	4,500	5,247,675

		71,995,749

Georgia - 2.9%
Augusta Development Authority (AU Health System Obligated Group)
Series 2018
5.00%, 7/01/34-7/01/35	9,555	10,579,684
Cherokee County Board of Education
Series 2014B
5.00%, 8/01/20	1,000	1,049,310
Main Street Natural Gas, Inc. (Royal Bank of Canada)
Series 2018A
4.00%, 4/01/48	9,370	9,899,030
Series 2018C
4.00%, 8/01/48	6,850	7,266,206

		28,794,230

Illinois - 7.4%
Chicago Board of Education
Series 2018A
5.00%, 12/01/27	1,200	1,268,304
Chicago Housing Authority
Series 2018A
5.00%, 1/01/34-1/01/38	8,760	9,862,948
Chicago O’Hare International Airport
Series 2015B
5.00%, 1/01/29	5,000	5,635,650
Series 2016C
5.00%, 1/01/33	5,000	5,593,150
Series 2017B
5.00%, 1/01/35	1,475	1,655,879
Chicago O’Hare International Airport (Chicago O’Hare International Airport Customer Facility Charge)
Series 2013
5.25%, 1/01/23	2,500	2,783,025
5.50%, 1/01/25	2,250	2,536,470
Illinois Finance Authority (Ascension Health Credit Group)
Series 2016C
5.00%, 2/15/20-2/15/24	6,355	6,723,210
Sangamon County Water Reclamation District
Series 2011A
5.00%, 1/01/21	2,170	2,278,739
State of Illinois
Series 2006A
5.00%, 6/01/19	1,040	1,048,996
Series 2013
5.00%, 7/01/23	1,670	1,777,080

	Principal Amount (000)	U.S. $ Value
Series 2013A
5.00%, 4/01/20	$4,080	$4,195,138
Series 2014
5.00%, 5/01/30	4,180	4,353,554
Series 2017B
5.00%, 12/01/24	5,050	5,434,759
Series 2017D
5.00%, 11/01/21-11/01/24	12,420	13,252,470
Series 2018A
5.00%, 10/01/23	2,785	2,969,172
Series 2018B
5.00%, 10/01/23	1,730	1,844,405

		73,212,949

Indiana - 0.5%
Indiana Municipal Power Agency
Series 2011A
5.00%, 1/01/20	2,860	2,945,199
5.00%, 1/01/23 (Pre-refunded/ETM)	2,105	2,269,232

		5,214,431

Iowa - 0.2%
Iowa Finance Authority (Iowa Fertilizer Co. LLC)
Series 2013B
5.25%, 12/01/50	2,250	2,393,505

Kentucky - 2.8%
Kentucky Municipal Power Agency
NATL Series 2015A
5.00%, 9/01/22-9/01/23	4,875	5,391,844
Kentucky Public Energy Authority (Morgan Stanley)
Series 2018C
3.573% (CPI + 1.05%), 12/01/49 (e)	20,000	19,984,000
Kentucky Turnpike Authority
Series 2012A
5.00%, 7/01/25 (Pre-refunded/ETM)	2,275	2,518,561

		27,894,405

Louisiana - 4.8%
Jefferson Sales Tax District
AGM Series 2017B
5.00%, 12/01/34	1,800	2,083,284
State of Louisiana
Series 2017B
5.00%, 10/01/31-10/01/32	30,210	35,344,119
State of Louisiana Gasoline & Fuels Tax Revenue
Series 2012A
5.00%, 5/01/27 (Pre-refunded/ETM) (c)	2,860	3,151,606
5.00%, 5/01/27	6,225	6,801,995

		47,381,004

Maryland - 1.8%
State of Maryland
Series 2014B
5.00%, 8/01/21 (d)	10,000	10,809,400
Series 2017B
5.00%, 8/01/24	5,790	6,751,372

		17,560,772

	Principal Amount (000)	U.S. $ Value
Massachusetts - 3.5%
Commonwealth of Massachusetts
AGM Series 2006C
3.057% (CPI + 0.88%), 11/01/19 (e)	$9,575	$9,587,639
Commonwealth of Massachusetts (Commonwealth of Massachusetts Fuel Tax)
AGM Series 2005A
1.81% (CPI + 1.67%), 6/01/20 (e)	3,450	3,489,986
Massachusetts Bay Transportation Authority (Massachusetts Bay Transportation Authority Sales Tax)
Series 2004B
5.25%, 7/01/21	3,330	3,610,219
Series 2004C
0.944% (CPI + 0.79%), 7/01/20 (e)	2,650	2,656,148
Massachusetts Clean Water Trust (The) (Massachusetts Water Pollution Abatement Trust (The) SRF)
Series 2006
3.00% (CPI + 0.99%), 8/01/22 (e)	3,240	3,307,878
3.791% (CPI + 0.99%), 8/01/23 (e)	2,275	2,332,671
Massachusetts Development Finance Agency (Broad Institute, Inc. (The))
Series 2017
5.00%, 4/01/28	1,655	2,011,189
Massachusetts School Building Authority (Massachusetts School Building Authority Sales Tax)
Series 2012A
5.00%, 8/15/23	2,475	2,748,314
Metropolitan Boston Transit Parking Corp.
Series 2011
5.00%, 7/01/22-7/01/25	5,025	5,397,337

		35,141,381

Michigan - 3.8%
City of Detroit MI
5.00%, 4/01/35-4/01/36	1,055	1,104,877
City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System Revenue)
Series 2012A
5.00%, 7/01/21	3,750	3,993,075
Michigan Finance Authority (City of Detroit MI)
Series 2016C
5.00%, 4/01/26-4/01/27	2,735	3,177,708
Michigan Finance Authority (Great Lakes Water Authority Water Supply System Revenue)
AGM Series 2014D2
5.00%, 7/01/24	10,545	12,106,293

	Principal Amount (000)	U.S. $ Value
Michigan Finance Authority (Henry Ford Health System Obligated Group)
Series 2016
5.00%, 11/15/31	$1,785	$2,017,782
Michigan Strategic Fund (Michigan Strategic Fund - I 75 Improvement Project)
Series 2018
5.00%, 12/31/28-6/30/29	9,090	10,531,234
University of Michigan
Series 2017A
5.00%, 4/01/24	4,000	4,636,320

		37,567,289

Minnesota - 0.1%
Minnesota Higher Education Facilities Authority
Series 2010B
5.00%, 10/01/21 (Pre-refunded/ETM)	1,295	1,323,088

Mississippi - 0.2%
Mississippi Hospital Equipment & Facilities Authority (Baptist Memorial Health Care Obligated Group)
Series 2016A
5.00%, 9/01/36	1,500	1,624,665

Missouri - 0.2%
Lees Summit Industrial Development Authority (John Knox Village Obligated Group)
Series 2016A
5.00%, 8/15/36	1,675	1,698,048

Montana - 0.4%
Montana Facility Finance Authority (Benefis Health System Obligated Group)
Series 2016
5.00%, 2/15/31-2/15/33	3,275	3,693,970

Nebraska - 1.6%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The))
Series 2018
5.00%, 3/01/50	15,000	16,399,050

Nevada - 1.0%
City of Reno NV
Series 2013A
5.00%, 6/01/19	1,000	1,010,420
Series 2013B
5.00%, 6/01/19	2,210	2,233,028
County of Clark Department of Aviation (Las Vegas-McCarran International Airport)
Series 2010D
5.00%, 7/01/21-7/01/22	775	798,113
Las Vegas Valley Water District
Series 2015A
5.00%, 6/01/20	1,500	1,564,950
Series 2015B
5.00%, 12/01/20	4,250	4,502,450

		10,108,961

	Principal Amount (000)	U.S. $ Value
New Jersey - 7.3%
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease)
Series 2014P
5.00%, 6/15/29	$1,150	$1,237,147
Series 2017B
5.00%, 11/01/20	1,000	1,047,730
New Jersey Economic Development Authority (Port Newark Container Terminal LLC)
Series 2017
5.00%, 10/01/26-10/01/27	3,810	4,295,473
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant)
Series 2016
5.00%, 6/15/29	4,390	4,916,844
Series 2018A
5.00%, 6/15/28-6/15/29	21,670	24,299,807
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease)
Series 2012A
5.00%, 6/15/21	10,000	10,579,500
Series 2014C
5.25%, 6/15/32	2,960	3,206,213
New Jersey Turnpike Authority
Series 2013A
5.00%, 1/01/23 (Pre-refunded/ETM) (c)	1,600	1,796,224
5.00%, 1/01/23	200	223,084
Series 2014A
5.00%, 1/01/28	4,785	5,464,566
Series 2014C
5.00%, 1/01/23	1,590	1,773,518
Series 2017A
5.00%, 1/01/33	7,300	8,398,504
Tobacco Settlement Financing Corp./NJ
Series 2018A
5.00%, 6/01/30	4,750	5,434,427

		72,673,037

New York - 12.2%
City of New York NY
Series 2011A
5.00%, 8/01/23	4,250	4,582,095
Series 2014J
5.00%, 8/01/21	6,100	6,590,623
Metropolitan Transportation Authority
Series 2012C
5.00%, 11/15/24 (Pre-refunded/ETM)	4,065	4,566,784
5.00%, 11/15/25 (Pre-refunded/ETM)	5,000	5,617,200
Series 2012F
5.00%, 11/15/26	3,635	3,993,847
Series 2013A
5.00%, 11/15/26 (Pre-refunded/ETM)	2,300	2,617,124
Series 2013E
5.00%, 11/15/25 (Pre-refunded/ETM)	8,510	9,806,669

	Principal Amount (000)	U.S. $ Value
New York City Municipal Water Finance Authority
Series 2011HH
5.00%, 6/15/26	$3,875	$4,152,256
New York City Transitional Finance Authority Future Tax Secured Revenue
Series 2012B
5.00%, 11/01/26	6,830	7,596,258
New York State Dormitory Authority (State of New York Pers Income Tax)
Series 2011C
5.00%, 3/15/25	3,000	3,196,890
Series 2012A
5.00%, 12/15/22 (d)	14,610	16,382,047
Series 2014A
5.00%, 2/15/28	6,565	7,462,632
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority)
Series 2011
5.00%, 6/15/25	3,000	3,223,290
New York State Thruway Authority (New York State Thruway Authority Ded Tax)
Series 2012A
5.00%, 4/01/21	17,025	18,225,262
New York Transportation Development Corp. (American Airlines, Inc.)
Series 2016
5.00%, 8/01/19	4,000	4,046,200
New York Transportation Development Corp. (Delta Air Lines, Inc.)
Series 2018
5.00%, 1/01/27-1/01/29	9,255	10,700,018
Triborough Bridge & Tunnel Authority
Series 2012B
5.00%, 11/15/19	4,360	4,474,101
Series 2013B
5.00%, 11/15/20	4,100	4,341,408

		121,574,704

North Carolina - 1.5%
North Carolina Eastern Municipal Power Agency
Series 2012B
5.00%, 1/01/21 (Pre-refunded/ETM)	6,700	7,117,209
State of North Carolina (State of North Carolina Fed Hwy Grant)
Series 2015
5.00%, 3/01/26	6,710	7,800,509

		14,917,718

Ohio - 3.1%
American Municipal Power, Inc.
Series 2016A
5.00%, 2/15/36	5,000	5,572,550
City of Chillicothe /OH (Adena Health System Obligated Group)
Series 2017
5.00%, 12/01/37	3,385	3,721,604

	Principal Amount (000)	U.S. $ Value
City of Cleveland OH Airport System Revenue
AGM Series 2016B
5.00%, 1/01/23-1/01/24	$2,585	$2,897,440
City of Cleveland OH Income Tax Revenue
Series 2017B-1
5.00%, 10/01/27-10/01/30	7,585	9,063,126
Series 2017B-2
5.00%, 10/01/29	1,485	1,772,407
County of Cuyahoga/OH (MetroHealth System (The))
Series 2017
5.00%, 2/15/37	5,600	5,949,720
Ohio Air Quality Development Authority (FirstEnergy Nuclear Generation LLC)
Series 2009A
4.375%, 6/01/33 (c)	235	231,475
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Nuclear Generation LLC)
Series 2016A
4.375%, 6/01/33 (c)	420	413,700
Series 2016B
4.375%, 6/01/33 (c)	825	812,625

		30,434,647

Oregon - 0.8%
Deschutes County Hospital Facilities Authority (St. Charles Memorial Hospital, Inc.)
Series 2016A
4.00%, 1/01/33	1,000	1,039,140
Tri-County Metropolitan Transportation District of Oregon
Series 2011A
5.00%, 10/01/25 (Pre-refunded/ETM)	4,605	4,994,491
Series 2018A
5.00%, 10/01/29	1,910	2,277,942

		8,311,573

Pennsylvania - 5.1%
Allegheny County Sanitary Authority
AGM Series 2011
5.00%, 6/01/19	2,250	2,273,895
City of Philadelphia PA
Series 2017
5.00%, 8/01/28	12,990	15,125,816
City of Philadelphia PA Water & Wastewater Revenue
Series 2017A
5.00%, 10/01/32-10/01/33	2,135	2,479,151
Montgomery County Higher Education & Health Authority (Thomas Jefferson University Obligated Group)
Series 2018
5.00%, 9/01/34	1,500	1,711,830
Montgomery County Industrial Development Authority/PA
Series 2010
5.00%, 8/01/19 (Pre-refunded/ETM) (c)	475	482,757

	Principal Amount (000)	U.S. $ Value
Moon Industrial Development Authority (Baptist Homes Society)
Series 2015
5.125%, 7/01/25 (c)	$2,060	$2,135,540
Pennsylvania Turnpike Commission
Series 2017B
5.00%, 6/01/34-6/01/36	7,580	8,420,493
Series 2019
5.00%, 12/01/23 (b)	4,250	4,705,345
School District of Philadelphia (The)
Series 2011E
5.25%, 9/01/22	1,800	1,881,918
Series 2016F
5.00%, 9/01/34	5,000	5,569,000
State Public School Building Authority (School District of Philadelphia (The))
Series 2012
5.00%, 4/01/23-4/01/26	5,150	5,531,826

		50,317,571

Puerto Rico - 0.3%
Puerto Rico Electric Power Authority
NATL Series 2007V
5.25%, 7/01/29	220	235,468
Puerto Rico Highway & Transportation Authority
AGC Series 2007N
5.25%, 7/01/34-7/01/36	2,045	2,226,902
NATL Series 2007N
5.25%, 7/01/32	205	218,210
Puerto Rico Public Buildings Authority (Commonwealth of Puerto Rico)
NATL Series 2007
6.00%, 7/01/25	100	110,782

		2,791,362

South Carolina - 1.2%
Renewable Water Resources
5.00%, 1/01/24 (c)	1,425	1,556,171
5.00%, 1/01/24	1,145	1,250,054
South Carolina Public Service Authority
Series 2016A
5.00%, 12/01/34-12/01/36	2,535	2,766,967
Series 2016B
5.00%, 12/01/37	5,040	5,481,353
Series 2016C
5.00%, 12/01/35	930	1,020,721

		12,075,266

Tennessee - 0.4%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax)
Series 2016A
5.00%, 12/01/35 (a)(c)	1,410	1,392,530

	Principal Amount (000)	U.S. $ Value
Metropolitan Government of Nashville & Davidson County TN
Series 2012
5.00%, 7/01/23 (Pre-refunded/ETM) (c)	$455	$503,712
5.00%, 7/01/23	1,930	2,137,302

		4,033,544

Texas - 7.3%
Austin Community College District Public Facility Corp. (Austin Community College District)
Series 2015
5.00%, 8/01/19	1,000	1,016,380
Birdville Independent School District
Series 2015B
5.00%, 2/15/22	3,825	4,192,735
Central Texas Regional Mobility Authority
Series 2015B
5.00%, 1/01/45	2,085	2,165,189
City of Corpus Christi TX Utility System Revenue
Series 2012
5.00%, 7/15/21	5,675	6,106,413
City of Garland TX
Series 2010
5.00%, 2/15/26	500	516,315
City of Houston TX Airport System Revenue
Series 2011A
5.00%, 7/01/19	2,105	2,132,323
City of Houston TX Airport System Revenue (United Airlines, Inc.)
Series 2014
5.00%, 7/01/29	2,150	2,345,199
City of Houston TX Combined Utility System Revenue
Series 2011D
5.00%, 11/15/27 (Pre-refunded/ETM)	2,735	2,976,692
Series 2014C
5.00%, 5/15/24	1,100	1,271,127
City of Lubbock TX
Series 2013
5.00%, 2/15/19	1,740	1,741,879
Conroe Independent School District
Series 2011
5.00%, 2/15/24 (Pre-refunded/ETM)	255	263,558
5.00%, 2/15/24-2/15/26	4,955	5,117,401
5.00%, 2/15/26 (Pre-refunded/ETM)	1,030	1,064,567
Harris County-Houston Sports Authority
Series 2014A
5.00%, 11/15/21	4,220	4,567,770
New Hope Cultural Education Facilities Finance Corp. (MRC Crestview)
Series 2016
5.00%, 11/15/36	1,000	1,038,440
New Hope Cultural Education Facilities Finance Corp. (Westminster Manor)
Series 2016
5.00%, 11/01/31	1,000	1,080,670
North Texas Tollway Authority
Series 2011D
5.25%, 9/01/26 (Pre-refunded/ETM) (c)	3,625	3,940,157

	Principal Amount (000)	U.S. $ Value
North Texas Tollway Authority (North Texas Tollway System)
Series 2017A
5.00%, 1/01/38	$3,000	$3,250,770
San Antonio Independent School District/TX
Series 2011
5.00%, 8/15/26	1,710	1,817,559
Spring Branch Independent School District
Series 2014B
5.00%, 2/01/21	3,485	3,708,563
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.)
Series 2015I
5.25%, 11/15/35 (c)(f)(g)(h)	900	711,000
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Senior Living, Inc.)
Series 2017B-3
3.875%, 11/15/22 (c)	1,550	1,531,416
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health Obligated Group)
Series 2018A
5.00%, 7/01/30-7/01/31	13,405	15,588,447
Texas Transportation Commission State Highway Fund
Series 2016A
5.00%, 10/01/25	2,865	3,413,991
University of Texas System (The)
Series 2010A
5.00%, 8/15/22 (Pre-refunded/ETM)	1,070	1,106,476

		72,665,037

Virginia - 0.6%
Fairfax County Economic Development Authority
Series 2011
5.00%, 4/01/25 (Pre-refunded/ETM)	2,000	2,076,280
5.00%, 4/01/26 (Pre-refunded/ETM)	4,000	4,152,560

		6,228,840

Washington - 4.6%
Central Puget Sound Regional Transit Authority
Series 2012P
5.00%, 2/01/23-2/01/25	7,815	8,551,119
Chelan County Public Utility District No. 1
Series 2011B
5.50%, 7/01/25	3,305	3,565,037
City of Seattle WA Water System Revenue
Series 2017
5.00%, 8/01/23	4,020	4,574,519
City of Tacoma WA Electric System Revenue
Series 2013A
5.00%, 1/01/20 (Pre-refunded/ETM) (c)	1,280	1,317,427
5.00%, 1/01/20	1,220	1,256,344

	Principal Amount (000)	U.S. $ Value
Port of Seattle WA
Series 2013
5.00%, 7/01/24	$4,820	$5,375,360
State of Washington
Series 2009-2010B
5.00%, 1/01/22	710	731,016
Series 2015R
5.00%, 7/01/26	13,325	15,550,009
Series 2017D
5.00%, 2/01/21	4,985	5,309,873

		46,230,704

West Virginia - 1.8%
State of West Virginia
Series 2018B
5.00%, 12/01/30	14,815	17,864,520

Wisconsin - 1.6%
Wisconsin Department of Transportation
Series 20131
5.00%, 7/01/23-7/01/24	9,520	10,813,089
5.00%, 7/01/24 (Pre-refunded/ETM) (c)	2,480	2,813,709
Wisconsin Public Finance Authority (Maryland Proton Treatment Center LLC)
Series 2018A-1
6.25%, 1/01/38 (a)(c)	2,550	2,627,010

		16,253,808

Total Municipal Obligations (cost $992,979,351)		1,014,161,555

GOVERNMENTS - TREASURIES - 1.5%
United States - 1.5%
U.S. Treasury Notes 2.50%, 5/31/20 (d) (cost $14,981,690)	15,000	14,995,312

SHORT-TERM INVESTMENTS - 0.4%
U.S. Treasury Bills - 0.4%
U.S. Treasury Bill Zero Coupon, 3/07/19 (d) (cost $3,991,060)	4,000	3,991,141

U.S. $ Value
Total Investments - 103.7% (cost $1,011,952,101) (i)	$1,033,148,008
Other assets less liabilities - (3.7)%	(37,124,201)

Net Assets - 100.0%	$996,023,807

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	7.46%	USD	598	$(78,817)	$(78,596)	$(221)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	69	(9,094)	(7,029)	(2,065)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	40	(5,272)	(5,098)	(174)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	38	(5,008)	(3,907)	(1,101)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	1,216	(160,269)	(153,966)	(6,303)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	471	(62,039)	(48,485)	(13,554)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	708	(93,315)	(71,010)	(22,305)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	231	(30,446)	(30,234)	(212)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	614	(80,925)	(59,773)	(21,152)

						$(525,185)	$(458,098)	$(67,087)

*	Termination date

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	25,000	9/02/20	1.548%	CPI	#	Maturity	$213,349
Bank of America, NA	USD	25,000	2/02/32	2.403%	CPI	#	Maturity	(1,041,730)
Barclays Bank PLC	USD	5,500	6/02/19	2.580%	CPI	#	Maturity	(494,958)
Barclays Bank PLC	USD	4,000	6/15/20	2.480%	CPI	#	Maturity	(355,306)
Barclays Bank PLC	USD	35,000	7/02/20	2.256%	CPI	#	Maturity	(1,900,490)
Barclays Bank PLC	USD	1,500	8/04/20	2.308%	CPI	#	Maturity	(97,340)
Barclays Bank PLC	USD	21,528	8/31/20	2.235%	CPI	#	Maturity	(298,975)
Barclays Bank PLC	USD	21,528	9/04/20	2.248%	CPI	#	Maturity	(299,026)
Barclays Bank PLC	USD	25,256	9/20/20	2.263%	CPI	#	Maturity	(347,988)
Barclays Bank PLC	USD	24,320	10/15/20	2.208%	CPI	#	Maturity	(295,603)
Barclays Bank PLC	USD	12,934	10/15/20	2.210%	CPI	#	Maturity	(157,844)
Barclays Bank PLC	USD	2,000	11/10/20	2.500%	CPI	#	Maturity	(167,438)
Barclays Bank PLC	USD	1,000	5/04/21	2.845%	CPI	#	Maturity	(133,481)
Barclays Bank PLC	USD	3,000	5/12/21	2.815%	CPI	#	Maturity	(393,607)
Barclays Bank PLC	USD	14,000	4/03/22	2.663%	CPI	#	Maturity	(1,625,702)
Barclays Bank PLC	USD	16,700	10/05/22	2.765%	CPI	#	Maturity	(2,027,058)
Barclays Bank PLC	USD	25,000	8/07/24	2.573%	CPI	#	Maturity	(2,334,859)
Barclays Bank PLC	USD	19,000	5/05/25	2.125%	CPI	#	Maturity	(361,600)
Barclays Bank PLC	USD	5,400	3/06/27	2.695%	CPI	#	Maturity	(821,969)
Barclays Bank PLC	USD	20,000	6/06/32	2.145%	CPI	#	Maturity	(44,364)
Barclays Bank PLC	USD	14,000	9/01/32	2.128%	CPI	#	Maturity	46,385
Barclays Bank PLC	USD	22,000	8/29/33	2.368%	CPI	#	Maturity	(803,252)
Citibank, NA	USD	17,690	10/17/20	2.220%	CPI	#	Maturity	(217,182)
Citibank, NA	USD	15,600	12/14/20	1.548%	CPI	#	Maturity	245,930
Citibank, NA	USD	35,000	7/03/21	2.283%	CPI	#	Maturity	(524,263)
Citibank, NA	USD	9,000	6/29/22	2.398%	CPI	#	Maturity	(797,042)
Citibank, NA	USD	5,400	7/19/22	2.400%	CPI	#	Maturity	(467,353)
Citibank, NA	USD	4,000	8/10/22	2.550%	CPI	#	Maturity	(404,552)
Citibank, NA	USD	15,500	12/07/22	2.748%	CPI	#	Maturity	(1,946,652)
Citibank, NA	USD	47,000	5/24/23	2.533%	CPI	#	Maturity	(4,543,180)
Citibank, NA	USD	30,000	10/29/23	2.524%	CPI	#	Maturity	(2,678,648)
Citibank, NA	USD	30,000	9/19/24	2.070%	CPI	#	Maturity	(45,667)
Citibank, NA	USD	25,000	7/03/25	2.351%	CPI	#	Maturity	(691,319)
Citibank, NA	USD	15,800	2/08/28	2.940%	CPI	#	Maturity	(2,971,697)
Citibank, NA	USD	12,000	11/05/33	2.273%	CPI	#	Maturity	(249,618)
Deutsche Bank AG	USD	11,000	6/20/21	2.655%	CPI	#	Maturity	(1,290,600)
Deutsche Bank AG	USD	9,800	9/07/21	2.400%	CPI	#	Maturity	(858,133)
Deutsche Bank AG	USD	25,000	9/02/25	1.880%	CPI	#	Maturity	45,020
JPMorgan Chase Bank, NA	USD	1,000	7/29/20	2.305%	CPI	#	Maturity	(65,080)
JPMorgan Chase Bank, NA	USD	22,064	8/30/20	2.210%	CPI	#	Maturity	(294,427)
JPMorgan Chase Bank, NA	USD	19,000	8/17/22	2.523%	CPI	#	Maturity	(1,845,429)
JPMorgan Chase Bank, NA	USD	1,400	6/30/26	2.890%	CPI	#	Maturity	(272,347)
JPMorgan Chase Bank, NA	USD	3,300	7/21/26	2.935%	CPI	#	Maturity	(674,930)
JPMorgan Chase Bank, NA	USD	2,400	10/03/26	2.485%	CPI	#	Maturity	(285,244)
JPMorgan Chase Bank, NA	USD	5,400	11/14/26	2.488%	CPI	#	Maturity	(648,613)
JPMorgan Chase Bank, NA	USD	4,850	12/23/26	2.484%	CPI	#	Maturity	(568,501)
JPMorgan Chase Bank, NA	USD	13,000	3/01/27	2.279%	CPI	#	Maturity	(339,089)
JPMorgan Chase Bank, NA	USD	21,350	2/20/28	2.899%	CPI	#	Maturity	(3,838,641)
JPMorgan Chase Bank, NA	USD	12,000	3/26/28	2.880%	CPI	#	Maturity	(2,095,901)

Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	USD	10,000	7/03/28	2.356%	CPI	#	Maturity	$(312,458)
JPMorgan Chase Bank, NA	USD	25,000	11/05/28	2.234%	CPI	#	Maturity	(452,037)
JPMorgan Chase Bank, NA	USD	18,000	4/17/30	2.378%	CPI	#	Maturity	(655,017)
JPMorgan Chase Bank, NA	USD	24,000	11/17/32	2.183%	CPI	#	Maturity	(148,541)
Morgan Stanley Capital Services LLC	USD	2,000	10/14/20	2.370%	CPI	#	Maturity	(137,350)
Morgan Stanley Capital Services LLC	USD	13,000	5/23/21	2.680%	CPI	#	Maturity	(1,515,381)
Morgan Stanley Capital Services LLC	USD	10,000	4/16/23	2.690%	CPI	#	Maturity	(1,140,795)
Morgan Stanley Capital Services LLC	USD	5,000	8/15/26	2.885%	CPI	#	Maturity	(970,253)

								$(47,397,846)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2019, the aggregate market value of these securities amounted to $11,220,143 or 1.1% of net assets.

(b)	When-Issued or delayed delivery security.
(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(e)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at January 31, 2019.
(f)	Illiquid security.
(g)	Non-income producing security.
(h)	Defaulted.
(i)

As of January 31, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $23,199,453 and gross unrealized depreciation of investments was $(49,468,479), resulting in net unrealized depreciation of $(26,269,026).

As of January 31, 2019, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 4.5% and 0.1%, respectively.

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
COP	-	Certificate of Participation
CPI	-	Consumer Price Index
ETM	-	Escrowed to Maturity
NATL	-	National Interstate Corporation
SRF	-	State Revolving Fund

AB Bond Fund, Inc.

AB Municipal Bond Inflation Strategy

January 31, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2019:

Investments in Securities:	Level 1			Level 2	Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$984,589,009	$29,572,546		$1,014,161,555
Governments - Treasuries		– 0	–	14,995,312	– 0	–	14,995,312
Short-Term Investments		– 0	–	3,991,141	– 0	–	3,991,141

Total Investments in Securities		– 0	–	1,003,575,462	29,572,546		1,033,148,008
Other Financial Instruments (a):
Assets:
Inflation (CPI) Swaps		– 0	–	550,684	– 0	–	550,684
Liabilities:
Credit Default Swaps		– 0	–	(525,185)	– 0	–	(525,185)
Inflation (CPI) Swaps		– 0	–	(47,948,530)	– 0	–	(47,948,530)

Total (b)	$	– 0	–	$955,652,431	$29,572,546		$985,224,977

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(b)	There were no transfers between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 10/31/18	$28,585,155		$28,585,155
Accrued discounts/(premiums)	(80,991)		(80,991)
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	351,360		351,360
Purchases	– 0	–	– 0	–
Sales	(35,000)		(35,000)
Transfers in to Level 3	752,022		752,022	(a)
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 1/31/19	$29,572,546		$29,572,546

Net change in unrealized appreciation/depreciation from investments held as of 1/31/19	$350,949		$350,949

(a)	There were de minimis transfers under 1% of net assets during the reporting period.

As of January 31, 2019, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Bond Fund, Inc.

All Market Real Return Portfolio

Consolidated Portfolio of Investments

January 31, 2019 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 65.1%
Real Estate - 27.9%
Diversified Real Estate Activities - 2.2%
Ayala Land, Inc.	1,513,200	$1,292,890
City Developments Ltd.	489,800	3,352,387
Daito Trust Construction Co., Ltd.	5,300	736,128
Mitsubishi Estate Co., Ltd.	133,900	2,371,567
Mitsui Fudosan Co., Ltd.	415,500	10,094,510
New World Development Co., Ltd.	1,266,000	1,996,671
Sumitomo Realty & Development Co., Ltd.	115,800	4,422,387
Sun Hung Kai Properties Ltd.	341,000	5,719,438
UOL Group Ltd.	382,800	1,894,379
Wharf Holdings Ltd. (The)	38,000	114,855

		31,995,212

Diversified REITs - 2.6%
Armada Hoffler Properties, Inc.	256,183	3,847,869
Empire State Realty Trust, Inc. - Class A	204,460	3,160,952
Essential Properties Realty Trust, Inc.	277,100	4,405,890
Fibra Uno Administracion SA de CV	1,502,090	2,064,345
GPT Group (The)	1,356,071	5,733,922
Growthpoint Properties Ltd.	1,377,502	2,697,812
H&R Real Estate Investment Trust	172,706	2,916,660
Hulic REIT, Inc.	2,363	3,882,042
Kenedix Office Investment Corp. - Class A	308	2,115,318
Merlin Properties Socimi SA	205,079	2,751,295
Mirvac Group	1,440,620	2,525,947
SA Corporate Real Estate Ltd.	4,093,170	1,171,498

		37,273,550

Health Care REITs - 1.6%
HCP, Inc.	248,550	7,839,267
Medical Properties Trust, Inc.	314,380	5,721,716
Omega Healthcare Investors, Inc. (a)	150,160	6,034,930
Physicians Realty Trust	111,480	2,018,903
Sabra Health Care REIT, Inc.	53,140	1,091,496

		22,706,312

Hotel & Resort REITs - 0.7%
Japan Hotel REIT Investment Corp.	1,741	1,334,620
Park Hotels & Resorts, Inc.	175,620	5,280,893
RLJ Lodging Trust	145,310	2,695,501

		9,311,014

Industrial REITs - 2.3%
Duke Realty Corp.	48,210	1,409,660
Goodman Group	361,372	3,075,606
Nippon Prologis REIT, Inc.	1,291	2,815,523
Prologis, Inc.	180,650	12,493,754
Rexford Industrial Realty, Inc.	86,560	2,908,416
Segro PLC	413,342	3,513,697
STAG Industrial, Inc.	165,180	4,554,013
Tritax Big Box REIT PLC	1,268,320	2,324,507

		33,095,176

Office REITs - 2.8%
Alexandria Real Estate Equities, Inc.	56,742	7,473,489

Company	Shares	U.S. $ Value
Boston Properties, Inc.	49,440	$6,519,653
Brandywine Realty Trust	79,350	1,194,218
CapitaLand Commercial Trust	2,557,900	3,580,693
Champion REIT	246,000	187,012
City Office REIT, Inc.	137,330	1,587,535
Great Portland Estates PLC	329,270	3,163,050
Ichigo Office REIT Investment	2,283	2,126,291
Inmobiliaria Colonial Socimi SA	205,190	2,099,155
Japan Real Estate Investment Corp.	347	2,033,983
Kilroy Realty Corp.	51,100	3,600,506
Mori Trust Sogo REIT, Inc.	592	917,049
Nippon Building Fund, Inc.	455	2,944,068
Orix JREIT, Inc.	1,151	2,011,811

		39,438,513

Real Estate Development - 2.3%
China Overseas Land & Investment Ltd.	1,148,000	4,330,406
China Resources Land Ltd.	1,296,000	5,056,687
CIFI Holdings Group Co., Ltd.	9,490,000	6,279,155
CK Asset Holdings Ltd.	954,500	8,035,749
Emaar Properties PJSC	1,780,430	2,099,616
Instone Real Estate Group AG (b)(c)	52,160	1,125,389
Metrovacesa SA (b)(c)	17,016	206,646
Times China Holdings Ltd.	4,675,000	6,118,427

		33,252,075

Real Estate Operating Companies - 3.8%
Aroundtown SA	598,730	5,293,151
Azrieli Group Ltd.	39,410	2,098,201
CA Immobilien Anlagen AG	94,779	3,391,210
Central Pattana PCL	421,300	1,075,416
Deutsche Wohnen SE	165,920	8,288,916
Entra ASA (c)	135,748	1,967,108
Fabege AB	218,840	3,193,285
Hemfosa Fastigheter AB	291,310	2,585,572
Nyfosa AB (b)	345,007	1,864,521
Parque Arauco SA	521,410	1,431,134
SM Prime Holdings, Inc.	1,497,400	1,097,915
Swire Properties Ltd.	991,000	3,868,050
TLG Immobilien AG	69,150	2,123,053
Vonovia SE	201,973	10,150,877
Wharf Real Estate Investment Co., Ltd.	723,000	4,946,026

		53,374,435

Real Estate Services - 0.6%
Unibail-Rodamco-Westfield (b)	48,080	8,648,390

Residential REITs - 3.7%
American Campus Communities, Inc.	77,110	3,548,602
American Homes 4 Rent - Class A	219,570	4,854,693
Apartment Investment & Management Co. - Class A	74,090	3,668,937
Camden Property Trust	67,760	6,569,332
Essex Property Trust, Inc.	23,680	6,422,016
Independence Realty Trust, Inc.	386,070	4,034,432
Killam Apartment Real Estate Investment Trust	233,251	2,973,442
Mid-America Apartment Communities, Inc.	63,180	6,398,870
Nippon Accommodations Fund, Inc.	519	2,759,199

Company	Shares	U.S. $ Value
Northview Apartment Real Estate Investment Trust	94,460	$1,918,028
Sun Communities, Inc.	59,337	6,521,730
UNITE Group PLC (The)	223,185	2,665,494

		52,334,775

Retail REITs - 3.3%
Agree Realty Corp.	54,870	3,623,066
British Land Co. PLC (The)	298,320	2,247,273
Brixmor Property Group, Inc.	291,090	4,986,372
BWP Trust	499,940	1,325,687
Charter Hall Retail REIT	283,990	941,046
Japan Retail Fund Investment Corp.	928	1,903,708
Link REIT	403,401	4,434,240
National Retail Properties, Inc.	68,530	3,612,216
Regency Centers Corp.	96,120	6,247,800
Retail Properties of America, Inc. - Class A	160,470	2,028,341
Simon Property Group, Inc.	89,012	16,210,866

		47,560,615

Specialized REITs - 2.0%
CubeSmart	165,750	5,129,962
Digital Realty Trust, Inc.	72,190	7,821,065
EPR Properties	41,750	3,050,255
Equinix, Inc.	5,790	2,281,260
MGM Growth Properties LLC - Class A	142,290	4,410,990
National Storage Affiliates Trust	148,440	4,319,604
Safestore Holdings PLC	132,610	1,003,583

		28,016,719

		397,006,786

Energy - 15.3%
Integrated Oil & Gas - 10.5%
BP PLC	2,659,328	18,166,251
Chevron Corp.	155,360	17,812,024
Exxon Mobil Corp.	263,322	19,296,236
Husky Energy, Inc.	85,956	1,019,867
LUKOIL PJSC (Sponsored ADR)	71,960	5,771,192
Origin Energy Ltd. (b)	559,250	2,921,864
PetroChina Co., Ltd. - Class H	15,824,000	10,213,040
Petroleo Brasileiro SA (Preference Shares)	314,500	2,209,350
Repsol SA	593,713	10,421,471
Royal Dutch Shell PLC - Class A	8,205	254,358
Royal Dutch Shell PLC - Class B	1,356,246	42,109,593
Suncor Energy, Inc.	40,105	1,293,542
TOTAL SA	327,939	17,977,984

		149,466,772

Oil & Gas Equipment & Services - 0.8%
C&J Energy Services, Inc. (b)	280,830	4,512,938
Halliburton Co.	177,710	5,572,985
Petrofac Ltd.	120,101	865,587
TMK PJSC (GDR) (c)	196,423	637,393

		11,588,903

Oil & Gas Exploration & Production - 2.9%
Aker BP ASA	85,491	2,848,587

Company	Shares	U.S. $ Value
Anadarko Petroleum Corp.	142,148	$6,727,865
Concho Resources, Inc. (b)	21,610	2,589,742
ConocoPhillips	3,809	257,831
Continental Resources, Inc./OK (b)	94,313	4,354,431
EOG Resources, Inc.	148,272	14,708,583
Gran Tierra Energy, Inc. (b)	463,610	1,090,266
Inpex Corp.	202,200	1,943,631
SM Energy Co.	188,882	3,705,865
Whiting Petroleum Corp. (b)	79,670	2,280,952

		40,507,753

Oil & Gas Refining & Marketing - 1.1%
Cosan SA	129,400	1,575,963
JXTG Holdings, Inc.	802,300	4,382,266
Motor Oil Hellas Corinth Refineries SA	120,150	2,997,041
Phillips 66	908	86,632
S-Oil Corp.	33,242	3,130,110
Tupras Turkiye Petrol Rafinerileri AS	113,570	3,055,669
Valero Energy Corp.	8,092	710,639

		15,938,320

Oil & Gas Storage & Transportation - 0.0%
Enagas SA	4,058	118,282

		217,620,030

Materials - 7.2%
Aluminum - 0.6%
Alcoa Corp. (b)	210,420	6,245,266
Norsk Hydro ASA	599,020	2,777,072

		9,022,338

Commodity Chemicals - 0.3%
LyondellBasell Industries NV - Class A	24,202	2,104,848
Methanex Corp.	30,441	1,658,796

		3,763,644

Construction Materials - 0.1%
Grupo Cementos de Chihuahua SAB de CV	258,307	1,423,088

Copper - 1.0%
Antofagasta PLC	340,190	3,889,027
First Quantum Minerals Ltd.	463,810	5,368,964
Lundin Mining Corp.	522,990	2,388,173
OZ Minerals Ltd.	263,780	1,879,564

		13,525,728

Diversified Chemicals - 0.4%
Arkema SA	3,355	317,878
BASF SE	18,564	1,359,954
Incitec Pivot Ltd.	557,040	1,344,463
Sasol Ltd.	69,650	2,107,207

		5,129,502

Diversified Metals & Mining - 2.2%
Anglo American PLC	44,035	1,125,348
Boliden AB	256,030	6,407,981

Company	Shares	U.S. $ Value
Glencore PLC (b)	2,760,236	$11,224,006
MMC Norilsk Nickel PJSC (ADR) (London) (a)	153,710	3,228,675
Orocobre Ltd. (a)(b)	217,623	532,300
Rio Tinto Ltd.	10,666	678,205
Rio Tinto PLC	80,770	4,468,368
Sumitomo Metal Mining Co., Ltd.	72,600	2,099,802
Syrah Resources Ltd. (a)(b)	812,109	926,384

		30,691,069

Fertilizers & Agricultural Chemicals - 0.4%
Mosaic Co. (The)	184,450	5,954,046

Gold - 0.9%
Agnico Eagle Mines Ltd.	166,524	7,242,929
Detour Gold Corp. (b)	163,430	1,636,850
Newcrest Mining Ltd.	128,220	2,281,134
Polyus PJSC (GDR) (c)	36,540	1,532,944
Real Gold Mining Ltd. (b)(d)(e)(f)	811,000	0

		12,693,857

Metal & Glass Containers - 0.0%
CCL Industries, Inc. - Class B	12,979	547,233

Precious Metals & Minerals - 0.1%
Industrias Penoles SAB de CV	90,810	1,239,515

Specialty Chemicals - 0.5%
Covestro AG (c)	15,824	874,428
Johnson Matthey PLC	98,421	3,931,872
Sherwin-Williams Co. (The)	5,644	2,379,059

		7,185,359

Steel - 0.7%
APERAM SA	38,530	1,176,130
Vale SA (Sponsored ADR) - Class B	524,630	6,526,397
Yamato Kogyo Co., Ltd.	113,800	2,971,797

		10,674,324

		101,849,703

Pharmaceuticals & Biotechnology - 2.0%
Biotechnology - 0.8%
AbbVie, Inc.	22,075	1,772,402
Amgen, Inc.	10,062	1,882,701
Biogen, Inc. (b)	4,642	1,549,407
Celgene Corp. (b)	23,182	2,050,679
Gilead Sciences, Inc.	26,334	1,843,643
Vertex Pharmaceuticals, Inc. (b)	8,602	1,642,208

		10,741,040

Pharmaceuticals - 1.2%
Astellas Pharma, Inc.	89,800	1,332,472
GlaxoSmithKline PLC	39,867	774,399
Johnson & Johnson	1,064	141,597
Merck & Co., Inc.	42,125	3,135,364
Novo Nordisk A/S - Class B	29,829	1,397,968
Pfizer, Inc.	71,953	3,054,405

Company	Shares	U.S. $ Value
Roche Holding AG	8,558	$2,276,734
Sanofi	22,922	1,992,332
Shionogi & Co., Ltd.	13,600	838,816
Zoetis, Inc.	27,250	2,347,860

		17,291,947

		28,032,987

Software & Services - 1.6%
Application Software - 0.1%
Citrix Systems, Inc.	8,753	897,532
Dassault Systemes SE	12,205	1,529,672

		2,427,204

Data Processing & Outsourced Services - 0.9%
Amadeus IT Group SA - Class A	20,870	1,517,633
Automatic Data Processing, Inc.	18,138	2,536,418
Mastercard, Inc. - Class A	15,736	3,322,342
Paychex, Inc.	32,902	2,329,462
Visa, Inc. - Class A	20,549	2,774,320

		12,480,175

Systems Software - 0.6%
Fortinet, Inc. (b)	16,959	1,298,551
Microsoft Corp.	23,541	2,458,386
Oracle Corp.	61,791	3,103,762
Trend Micro, Inc./Japan	18,000	957,723
VMware, Inc. - Class A	2,226	336,282

		8,154,704

		23,062,083

Retailing - 1.0%
Apparel Retail - 0.0%
Hennes & Mauritz AB - Class B	45,093	701,638

Computer & Electronics Retail - 0.2%
Best Buy Co., Inc.	31,511	1,866,711
Hikari Tsushin, Inc.	2,700	432,765

		2,299,476

Department Stores - 0.1%
Next PLC	28,290	1,799,206

General Merchandise Stores - 0.1%
Target Corp.	28,581	2,086,413

Internet & Direct Marketing Retail - 0.6%
Amazon.com, Inc. (b)	1,385	2,380,441
Booking Holdings, Inc. (b)	1,444	2,646,578
Expedia Group, Inc.	18,197	2,169,992
Rakuten, Inc.	101,000	762,528

		7,959,539

		14,846,272

Company	Shares	U.S. $ Value
Banks - 1.0%
Diversified Banks - 0.9%
Banco Comercial Portugues SA (b)	6,794,400	$1,873,362
Bank Leumi Le-Israel BM	333,244	2,203,208
Barclays PLC	81,505	169,885
Citigroup, Inc.	53,154	3,426,307
Lloyds Banking Group PLC	2,248,837	1,714,434
Wells Fargo & Co.	68,153	3,333,363

		12,720,559

Regional Banks - 0.1%
CIT Group, Inc.	45,307	2,092,730

		14,813,289

Transportation - 0.9%
Air Freight & Logistics - 0.4%
CH Robinson Worldwide, Inc.	24,566	2,131,592
Expeditors International of Washington, Inc.	31,278	2,167,565
Kuehne & Nagel International AG	11,078	1,498,089

		5,797,246

Airlines - 0.1%
Japan Airlines Co., Ltd.	28,100	1,023,078

Highways & Railtracks - 0.3%
Transurban Group	478,272	4,241,440

Railroads - 0.1%
Central Japan Railway Co.	5,900	1,275,121
Union Pacific Corp.	1,682	267,556

		1,542,677

		12,604,441

Media & Entertainment - 0.8%
Cable & Satellite - 0.1%
Liberty Broadband Corp. (b)	1,377	117,072
Sirius XM Holdings, Inc. (a)	357,641	2,085,047

		2,202,119

Interactive Home Entertainment - 0.2%
Nexon Co., Ltd. (b)	89,900	1,367,691
Ubisoft Entertainment SA (b)	14,638	1,299,071

		2,666,762

Interactive Media & Services - 0.4%
Alphabet, Inc. - Class A (b)	853	960,384
Alphabet, Inc. - Class C (b)	933	1,041,573
Facebook, Inc. - Class A (b)	7,658	1,276,512
Kakaku.com, Inc.	49,200	863,746
TripAdvisor, Inc. (b)	24,913	1,429,508

		5,571,723

Movies & Entertainment - 0.1%
Live Nation Entertainment, Inc. (b)	25,107	1,343,475

Company	Shares	U.S. $ Value
Walt Disney Co. (The)	1,319	$147,095

		1,490,570

		11,931,174

Diversified Financials - 0.8%
Consumer Finance - 0.2%
Ally Financial, Inc.	23,270	606,416
Discover Financial Services	31,171	2,103,731

		2,710,147

Financial Exchanges & Data - 0.1%
Hong Kong Exchanges & Clearing Ltd.	41,100	1,285,983

Investment Banking & Brokerage - 0.5%
Daiwa Securities Group, Inc.	214,800	1,071,262
Goldman Sachs Group, Inc. (The)	14,304	2,832,335
Morgan Stanley	57,586	2,435,888
Nomura Holdings, Inc.	187,500	732,154

		7,071,639

Multi-Sector Holdings - 0.0%
Jefferies Financial Group, Inc.	17,619	366,651

		11,434,420

Consumer Durables & Apparel - 0.7%
Apparel, Accessories & Luxury Goods - 0.2%
Burberry Group PLC	68,420	1,617,377
Cie Financiere Richemont SA	23,523	1,621,391

		3,238,768

Consumer Electronics - 0.0%
Nikon Corp.	18,100	309,481

Homebuilding - 0.4%
Berkeley Group Holdings PLC	25,266	1,244,010
Construtora Tenda SA	189,600	1,923,849
Corp. GEO SAB de CV Series B (b)(d)(e)(f)	1,321	0
Desarrolladora Homex SAB de CV (b)	1,590	14
MRV Engenharia e Participacoes SA	459,400	1,890,851
Urbi Desarrollos Urbanos SAB de CV (b)	172	23

		5,058,747

Household Appliances - 0.1%
Electrolux AB - Class B	61,353	1,451,746

		10,058,742

Capital Goods - 0.7%
Aerospace & Defense - 0.1%
Thales SA	9,081	1,004,262

Construction & Engineering - 0.1%
ACS Actividades de Construccion y Servicios SA	2,954	122,249
HOCHTIEF AG	10,876	1,626,693

		1,748,942

Company	Shares	U.S. $ Value
Construction & Farm Machinery & Heavy Trucks - 0.1%
Volvo AB - Class B	119,552	$1,722,729

Electrical Components & Equipment - 0.0%
Legrand SA	5,709	338,238

Industrial Conglomerates - 0.1%
Hopewell Holdings Ltd.	116,000	534,895

Industrial Machinery - 0.3%
Dover Corp.	27,386	2,405,312
Pentair PLC	54,924	2,262,320

		4,667,632

		10,016,698

Food & Staples Retailing - 0.7%
Food Retail - 0.5%
Casino Guichard Perrachon SA (a)	4,974	244,737
Colruyt SA	20,149	1,447,029
J Sainsbury PLC	428,257	1,603,587
Koninklijke Ahold Delhaize NV	62,685	1,651,505
Kroger Co. (The)	76,590	2,169,795
Woolworths Group Ltd.	9,448	201,885

		7,318,538

Hypermarkets & Super Centers - 0.2%
Carrefour SA	44,055	871,225
Walmart, Inc.	17,080	1,636,777

		2,508,002

		9,826,540

Health Care Equipment & Services - 0.6%
Health Care Distributors - 0.1%
AmerisourceBergen Corp. - Class A	1,670	139,228
McKesson Corp.	18,084	2,319,273

		2,458,501

Health Care Equipment - 0.1%
Cochlear Ltd.	8,762	1,238,292

Health Care Facilities - 0.2%
Chartwell Retirement Residences	230,430	2,574,461

Health Care Services - 0.1%
CVS Health Corp.	25,122	1,646,747

Health Care Supplies - 0.1%
Hoya Corp.	19,700	1,143,336

		9,061,337

Utilities - 0.6%
Electric Utilities - 0.2%
Exelon Corp.	33,235	1,587,303
Power Assets Holdings Ltd.	29,500	198,728
Tokyo Electric Power Co. Holdings, Inc. (b)	146,100	899,237

		2,685,268

Company	Shares	U.S. $ Value
Multi-Utilities - 0.4%
Centrica PLC	480,092	$862,747
Engie SA	110,230	1,767,132
National Grid PLC	161,092	1,754,194
Veolia Environnement SA	71,203	1,504,209

		5,888,282

		8,573,550

Telecommunication Services - 0.6%
Integrated Telecommunication Services - 0.5%
Deutsche Telekom AG	40,765	662,874
Eurazeo SE	20,582	1,529,795
Orange SA	98,278	1,524,330
Telenor ASA	77,162	1,460,826
Verizon Communications, Inc.	17,196	946,812
Washington H Soul Pattinson & Co., Ltd.	18,220	349,446

		6,474,083

Wireless Telecommunication Services - 0.1%
Rogers Communications, Inc. - Class B	27,743	1,500,797

		7,974,880

Technology Hardware & Equipment - 0.5%
Communications Equipment - 0.1%
F5 Networks, Inc. (b)	13,048	2,100,075

Technology Distributors - 0.2%
Avnet, Inc.	56,254	2,317,665

Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc.	16,022	2,666,702

		7,084,442

Food Beverage & Tobacco - 0.5%
Agricultural Products - 0.0%
Archer-Daniels-Midland Co.	5,295	237,746

Packaged Foods & Meats - 0.2%
Hershey Co. (The)	19,720	2,092,292

Soft Drinks - 0.1%
Coca-Cola Amatil Ltd.	174,522	1,065,886

Tobacco - 0.2%
Altria Group, Inc.	51,978	2,565,114
British American Tobacco PLC	15,304	539,467

		3,104,581

		6,500,505

Insurance - 0.4%
Life & Health Insurance - 0.3%
Japan Post Holdings Co., Ltd.	99,100	1,218,237
Legal & General Group PLC	280,728	956,412
MetLife, Inc.	54,525	2,490,157

		4,664,806

Company	Shares		U.S. $ Value
Multi-line Insurance - 0.0%
Ageas		4,469	$207,792

Property & Casualty Insurance - 0.1%
Admiral Group PLC		28,972	787,808

			5,660,406

Consumer Services - 0.3%
Restaurants - 0.3%
Compass Group PLC		37,724	807,239
McDonald’s Corp.		5,627	1,005,995
Starbucks Corp.		39,349	2,681,241

			4,494,475

Automobiles & Components - 0.3%
Automobile Manufacturers - 0.3%
Ford Motor Co.		273,389	2,405,823
General Motors Co.		38,318	1,495,169

			3,900,992

Commercial & Professional Services - 0.3%
Research & Consulting Services - 0.2%
RELX PLC (London)		49,933	1,105,992
Wolters Kluwer NV		19,269	1,198,357

			2,304,349

Security & Alarm Services - 0.1%
G4S PLC		542,743	1,391,777

			3,696,126

Semiconductors & Semiconductor Equipment - 0.2%
Semiconductors - 0.2%
Texas Instruments, Inc.		26,921	2,710,406

Household & Personal Products - 0.2%
Household Products - 0.2%
Kimberly-Clark Corp.		20,019	2,229,716

Total Common Stocks (cost $931,291,559)			924,990,000

	Principal Amount (000)
INFLATION-LINKED SECURITIES - 19.8%
Japan - 6.7%
Japanese Government CPI Linked Bond
Series 21
0.10%, 3/10/26	JPY	8,569,305	81,379,489
Series 22
0.10%, 3/10/27		1,557,296	14,789,056

			96,168,545

United States - 13.1%
U.S. Treasury Inflation Index
0.125%, 4/15/22 (TIPS) (g)	U.S.$	125,998	123,321,008

	Principal Amount (000)		U.S. $ Value
0.125%, 7/15/26 (TIPS)	U.S.$	65,172	$62,432,424

			185,753,432

Total Inflation-Linked Securities (cost $280,670,080)			281,921,977

	Shares
INVESTMENT COMPANIES - 3.6%
Funds and Investment Trusts - 3.6% (h)
iShares Global Timber & Forestry ETF		51,558	3,400,766
iShares MSCI ACWI ETF (a)		228,300	15,825,756
iShares MSCI Global Metals & Mining Producers ETF		285,799	8,568,254
VanEck Vectors Agribusiness ETF (a)		138,202	8,517,389
Vanguard Global ex-U.S. Real Estate ETF		127,240	7,299,759
Vanguard Real Estate ETF		89,302	7,448,680

Total Investment Companies (cost $50,083,370)			51,060,604

	Notional Amount
OPTIONS PURCHASED - CALLS - 0.0%
Options on Forward Contracts - 0.0%
TRY/EUR
Expiration: Mar 2019; Contracts: 42,256,643; Exercise Price: TRY 5.99; Counterparty: JPMorgan Chase Bank, NA (b)	TRY	42,256,643	101,097
BRL/USD
Expiration: Feb 2019; Contracts: 31,575,000; Exercise Price: BRL 3.75; Counterparty: Morgan Stanley Capital Services LLC (b)	BRL	31,575,000	271,754

Total Options Purchased - Calls (premiums paid $217,912)			372,851

OPTIONS PURCHASED - PUTS - 0.0%
Options on Forward Contracts - 0.0%
AUD/USD
Expiration: Jun 2019; Contracts: 31,745,000; Exercise Price: AUD 1.45; Counterparty: Morgan Stanley Capital Services LLC (b)	AUD	31,745,000	157,305

Options on Funds and Investment Trusts - 0.0%
SPDR S&P 500 ETF Trust
Expiration: Feb 2019; Contracts: 2,610; Exercise Price: USD 250.00; Counterparty: Morgan Stanley & Co., Inc. (b)	USD	261,000	61,335

Total Options Purchased - Puts (premiums paid $706,729)			218,640

Company	Shares		U.S. $ Value
RIGHTS - 0.0%
Capital Goods - 0.0%
Construction & Engineering - 0.0%
ACS Actividades de Construccion y Servicios SA, expiring 2/05/19 (b)		2,954	$1,621

Real Estate - 0.0%
Industrial REITs - 0.0%
Tritax Big Box REIT PLC, expiring 2/08/19 (b)(d)		165,433	21,047

Total Rights (cost $1,511)			22,668

EQUITY LINKED NOTES - 0.0%
Real Estate - 0.0%
Diversified Real Estate Activities - 0.0%
Eastern & Oriental Bhd, expiring 7/21/19 (b) (cost $0)		12,100	15

SHORT-TERM INVESTMENTS - 10.9%
Investment Companies - 9.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.35% (h)(i)(j) (cost $140,117,045)		140,117,045	140,117,045

	Principal Amount (000)
U.S. Treasury Bills - 1.0%
U.S. Treasury Bill Zero Coupon, 2/14/19 (cost $14,987,420)	U.S.$	15,000	14,987,433

Total Short-Term Investments (cost $155,104,465)			155,104,478

Total Investments Before Security Lending Collateral for Securities Loaned - 99.4% (cost $1,418,075,626)			1,413,691,233

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.1%
Investment Companies - 1.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.35% (h)(i)(j) (cost $15,030,631)		15,030,631	15,030,631

U.S. $ Value
Total Investments - 100.5% (cost $1,433,106,257) (k)	$1,428,721,864
Other assets less liabilities - (0.5)%	(6,860,302)

Net Assets - 100.0%	$1,421,861,562

FUTURES

Description	Number of Contracts	Expiration Month	Notional (000)		Original Value	Value at January 31, 2019	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Brent Crude Futures	75	March 2019	USD	75	4,480,704	$4,569,750	89,046
Brent Crude Futures	57	May 2019	USD	57	3,472,495	3,476,430	3,935
Coffee Robusta Futures	155	March 2019	USD	2	2,387,992	2,404,050	16,058
Copper Futures	141	March 2019	USD	3,525	9,640,529	9,815,362	174,833
Copper Futures	103	May 2019	USD	2,575	7,017,157	7,193,262	176,105
Corn Futures	190	March 2019	USD	950	3,617,689	3,576,750	(40,939)
Cotton No.2 Futures	75	March 2019	USD	3,750	2,727,807	2,790,000	62,193
Gasoline RBOB Futures	74	February 2019	USD	3,108	4,097,998	4,281,581	183,583
Gold 100 OZ Futures	99	April 2019	USD	10	12,947,470	13,119,480	172,010
LME Primary Aluminum Futures	322	March 2019	USD	8	15,835,877	15,387,575	(448,302)
LME Zinc Futures	35	March 2019	USD	1	2,139,512	2,396,188	256,676
Natural Gas Futures	1,189	February 2019	USD	11,890	39,180,377	33,458,460	(5,721,917)
Natural Gas Futures	107	April 2019	USD	1,070	3,034,261	2,966,040	(68,221)
Platinum Futures	28	April 2019	USD	1	1,138,715	1,154,580	15,865
WTI Crude Futures	67	April 2019	USD	67	3,502,774	3,638,770	135,996
Sold Contracts
10 Yr Japan Bond (OSE) Futures	69	March 2019	JPY	6,900,000	96,210,058	96,723,525	(513,467)
Cocoa Futures	395	May 2019	USD	4	9,060,978	8,725,550	335,428
LME Primary Aluminum Futures	261	March 2019	USD	7	12,567,208	12,472,538	94,670
Soybean Meal Futures	217	March 2019	USD	22	6,754,445	6,727,000	27,445
Soybean Oil Futures	389	March 2019	USD	23,340	7,020,404	7,041,678	(21,274)
U.S. T-Note 2 Yr (CBT) Futures	184	March 2019	USD	36,800	38,806,523	39,068,375	(261,852)
U.S. T-Note 10 Yr (CBT) Futures	779	March 2019	USD	77,900	93,854,081	95,403,156	(1,549,075)

							$(6,881,204)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	JPY	676,892	USD	6,299	2/15/19	$79,378
Australia and New Zealand Banking Group Ltd.	JPY	364,635	USD	3,330	2/20/19	(21,496)
Australia and New Zealand Banking Group Ltd.	USD	3,067	AUD	4,382	2/20/19	119,440
Australia and New Zealand Banking Group Ltd.	EUR	2,931	USD	3,340	2/28/19	(21,775)
Australia and New Zealand Banking Group Ltd.	CNY	92,729	USD	13,437	3/15/19	(398,086)
Bank of America, NA	JPY	351,247	USD	3,253	2/15/19	25,832
Bank of America, NA	JPY	1,377,983	USD	12,218	2/15/19	(443,066)
Bank of America, NA	USD	3,347	JPY	365,217	2/15/19	9,091
Bank of America, NA	AUD	4,576	USD	3,276	2/20/19	(51,022)
Bank of America, NA	KRW	9,744,007	USD	8,656	2/20/19	(103,492)
Bank of America, NA	USD	11,241	AUD	15,433	2/20/19	(19,942)
Bank of America, NA	USD	4,381	NZD	6,331	2/20/19	(3,340)
Bank of America, NA	CAD	6,640	USD	4,979	3/07/19	(78,013)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	NZD	1,427	USD	983	3/15/19	$(4,123)
Bank of America, NA	USD	5,192	EUR	4,539	3/15/19	21,013
Barclays Bank PLC	BRL	6,026	USD	1,650	2/04/19	(2,126)
Barclays Bank PLC	USD	1,621	BRL	6,026	2/04/19	31,114
Barclays Bank PLC	KRW	8,604,180	USD	7,646	2/20/19	(89,197)
Barclays Bank PLC	USD	5,236	KRW	5,890,110	2/20/19	58,838
Barclays Bank PLC	MYR	11,969	USD	2,855	2/26/19	(77,882)
Barclays Bank PLC	RUB	108,713	USD	1,625	3/07/19	(30,339)
Barclays Bank PLC	PHP	585,852	USD	11,108	3/14/19	(100,894)
Barclays Bank PLC	USD	8,445	TWD	258,842	3/14/19	4,335
Barclays Bank PLC	AUD	14,349	USD	10,371	3/15/19	(64,807)
Barclays Bank PLC	CAD	11,605	USD	8,708	3/15/19	(132,986)
Barclays Bank PLC	CHF	7,983	USD	8,142	3/15/19	84,521
Barclays Bank PLC	EUR	41,472	USD	47,719	3/15/19	91,675
Barclays Bank PLC	GBP	31,743	USD	40,243	3/15/19	(1,475,291)
Barclays Bank PLC	ILS	15,121	USD	4,073	3/15/19	(96,774)
Barclays Bank PLC	JPY	5,520,012	USD	50,974	3/15/19	137,495
Barclays Bank PLC	MXN	50,828	USD	2,471	3/15/19	(171,980)
Barclays Bank PLC	NOK	193,456	USD	22,719	3/15/19	(260,467)
Barclays Bank PLC	NZD	8,233	USD	5,673	3/15/19	(22,357)
Barclays Bank PLC	SEK	71,708	USD	8,027	3/15/19	77,541
Barclays Bank PLC	TRY	15,650	USD	2,809	3/15/19	(150,288)
Barclays Bank PLC	USD	5,954	AUD	8,339	3/15/19	110,710
Barclays Bank PLC	USD	7,767	CAD	10,335	3/15/19	106,100
Barclays Bank PLC	USD	11,068	CHF	10,855	3/15/19	(110,864)
Barclays Bank PLC	USD	2,808	JPY	312,559	3/15/19	70,659
Barclays Bank PLC	USD	10,190	MXN	210,438	3/15/19	751,767
Barclays Bank PLC	USD	6,224	NOK	52,754	3/15/19	42,370
Barclays Bank PLC	USD	13,572	NOK	113,600	3/15/19	(78,635)
Barclays Bank PLC	USD	22,829	SEK	202,364	3/15/19	(394,811)
Barclays Bank PLC	USD	3,054	TRY	17,017	3/15/19	163,410
Barclays Bank PLC	USD	610	ZAR	8,848	3/15/19	53,688
Barclays Bank PLC	ZAR	32,283	USD	2,224	3/15/19	(199,487)
Barclays Bank PLC	INR	58,637	USD	800	3/18/19	(21,844)
Barclays Bank PLC	USD	6,298	INR	444,279	3/18/19	(69,371)
Barclays Bank PLC	ILS	29,038	USD	7,939	4/16/19	(86,483)
Barclays Bank PLC	SGD	919	USD	677	4/17/19	(6,889)
Barclays Bank PLC	USD	16,203	IDR	233,829,732	5/09/19	389,666
BNP Paribas SA	CZK	77,357	USD	3,416	3/15/19	(25,819)
BNP Paribas SA	NZD	9,170	USD	6,319	3/15/19	(24,741)
BNP Paribas SA	PLN	15,211	USD	4,053	3/15/19	(38,010)
BNP Paribas SA	USD	20,484	AUD	28,404	3/15/19	174,432
BNP Paribas SA	USD	3,438	EUR	3,012	3/15/19	20,880
BNP Paribas SA	USD	14,979	GBP	11,666	3/15/19	353,159
BNP Paribas SA	USD	3,101	MXN	64,243	3/15/19	238,922
BNP Paribas SA	USD	38,871	NZD	57,797	3/15/19	1,113,050
BNP Paribas SA	TRY	8,971	USD	1,621	3/28/19	(63,555)
BNP Paribas SA	EUR	7,213	PLN	31,060	4/08/19	59,007
BNP Paribas SA	USD	2,456	ZAR	33,953	4/17/19	81,957
Citibank, NA	AUD	2,315	USD	1,672	2/20/19	(11,341)
Citibank, NA	KRW	12,834,833	USD	11,432	2/20/19	(106,362)
Citibank, NA	USD	1,625	AUD	2,258	2/20/19	16,881
Citibank, NA	EUR	2,892	GBP	2,552	2/28/19	34,083
Citibank, NA	USD	11,913	RUB	795,674	3/07/19	202,393
Citibank, NA	USD	3,266	CHF	3,203	3/13/19	(34,140)
Citibank, NA	USD	8,646	TWD	264,063	3/14/19	(26,609)
Citibank, NA	AUD	2,725	USD	1,963	3/15/19	(18,273)
Citibank, NA	CAD	4,817	USD	3,629	3/15/19	(41,355)
Citibank, NA	CLP	10,588,494	USD	15,836	3/15/19	(311,541)
Citibank, NA	USD	17,202	AUD	23,871	3/15/19	160,090
Citibank, NA	USD	2,305	CLP	1,541,098	3/15/19	45,343
Citibank, NA	USD	22,845	EUR	19,874	3/15/19	(20,471)
Citibank, NA	USD	1,750	MXN	34,198	3/15/19	28,386
Citibank, NA	USD	8,136	PLN	30,502	4/08/19	73,168
Citibank, NA	USD	13,423	SEK	120,099	4/12/19	(78,454)
Citibank, NA	USD	8,851	JPY	962,172	12/13/19	213,403
Credit Suisse International	GBP	11,666	USD	14,698	3/15/19	(634,364)
Credit Suisse International	NOK	27,859	USD	3,263	3/15/19	(46,623)
Credit Suisse International	USD	2,970	TRY	16,876	3/15/19	220,648

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	CNY	60,469	USD	8,791	3/20/19	$(229,943)
Credit Suisse International	USD	7,204	CNY	49,392	3/20/19	163,934
Credit Suisse International	EUR	2,983	TRY	18,962	3/25/19	137,325
Credit Suisse International	AUD	7,144	USD	5,272	6/28/19	68,772
Deutsche Bank AG	USD	9,787	INR	698,355	3/18/19	4,360
Goldman Sachs Bank USA	BRL	36,386	USD	9,695	2/04/19	(281,716)
Goldman Sachs Bank USA	USD	9,934	BRL	36,386	2/04/19	42,239
Goldman Sachs Bank USA	JPY	335,925	USD	3,109	2/15/19	22,364
Goldman Sachs Bank USA	USD	4,831	JPY	533,691	2/15/19	73,280
Goldman Sachs Bank USA	AUD	4,626	USD	3,318	2/20/19	(45,593)
Goldman Sachs Bank USA	KRW	3,764,569	USD	3,360	2/20/19	(24,164)
Goldman Sachs Bank USA	USD	3,127	AUD	4,440	2/20/19	101,280
Goldman Sachs Bank USA	USD	5,106	KRW	5,673,171	2/20/19	(5,737)
Goldman Sachs Bank USA	BRL	3,292	USD	871	3/06/19	(30,730)
Goldman Sachs Bank USA	USD	7,041	BRL	26,628	3/06/19	248,532
Goldman Sachs Bank USA	USD	9,529	PHP	503,106	3/14/19	96,545
Goldman Sachs Bank USA	USD	6,350	TWD	194,702	3/14/19	6,161
Goldman Sachs Bank USA	USD	1,955	TWD	59,885	3/14/19	(528)
Goldman Sachs Bank USA	USD	19,706	CAD	26,388	3/15/19	396,725
Goldman Sachs Bank USA	USD	3,315	CLP	2,229,303	3/15/19	84,482
Goldman Sachs Bank USA	USD	7,071	GBP	5,567	3/15/19	245,710
Goldman Sachs Bank USA	INR	277,792	USD	3,952	3/18/19	57,365
Goldman Sachs Bank USA	INR	348,742	USD	4,871	3/18/19	(18,153)
Goldman Sachs Bank USA	USD	4,721	INR	333,921	3/18/19	(39,668)
Goldman Sachs Bank USA	EUR	7,364	TRY	47,455	4/10/19	369,954
Goldman Sachs Bank USA	USD	5,072	NOK	43,139	4/12/19	58,639
HSBC Bank USA	USD	6,822	KRW	7,626,838	2/20/19	34,342
HSBC Bank USA	TWD	149,995	USD	4,904	3/14/19	7,888
HSBC Bank USA	CNY	216,840	USD	31,919	3/15/19	(433,735)
HSBC Bank USA	HKD	26,002	USD	3,333	3/15/19	14,131
HSBC Bank USA	PLN	3,822	USD	1,014	3/15/19	(13,592)
HSBC Bank USA	INR	1,009,789	USD	13,805	3/18/19	(352,715)
HSBC Bank USA	AUD	3,783	USD	2,705	6/28/19	(50,690)
JPMorgan Chase Bank, NA	NZD	4,874	USD	3,318	2/20/19	(52,647)
JPMorgan Chase Bank, NA	USD	4,973	NZD	7,248	2/20/19	38,708
JPMorgan Chase Bank, NA	CHF	17,384	USD	17,705	3/13/19	161,573
JPMorgan Chase Bank, NA	GBP	4,608	USD	5,890	3/15/19	(166,228)
JPMorgan Chase Bank, NA	SEK	219,129	USD	24,488	3/15/19	194,993
JPMorgan Chase Bank, NA	USD	49,019	CNY	339,560	3/15/19	1,643,126
JPMorgan Chase Bank, NA	TRY	18,962	EUR	2,983	3/25/19	(137,319)
Morgan Stanley & Co., Inc.	BRL	30,360	USD	8,248	2/04/19	(76,224)
Morgan Stanley & Co., Inc.	USD	7,775	BRL	30,360	2/04/19	549,293
Morgan Stanley & Co., Inc.	AUD	13,988	USD	9,965	2/20/19	(205,191)
Morgan Stanley & Co., Inc.	USD	2,471	AUD	3,493	2/20/19	68,879
Morgan Stanley & Co., Inc.	USD	4,943	GBP	3,834	2/28/19	92,190
Morgan Stanley & Co., Inc.	CAD	4,392	USD	3,290	3/07/19	(55,305)
Morgan Stanley & Co., Inc.	TWD	287,787	USD	9,473	3/14/19	78,628
Morgan Stanley & Co., Inc.	USD	735	TWD	22,320	3/14/19	(6,098)
Morgan Stanley & Co., Inc.	COP	9,433,615	USD	2,996	3/15/19	(37,080)
Morgan Stanley & Co., Inc.	JPY	14,726,739	USD	131,512	3/15/19	(4,115,067)
Morgan Stanley & Co., Inc.	SEK	111,717	USD	12,446	3/15/19	61,203
Morgan Stanley & Co., Inc.	USD	4,194	COP	13,204,687	3/15/19	51,902
Morgan Stanley & Co., Inc.	USD	28,923	JPY	3,238,808	3/15/19	905,014
Morgan Stanley & Co., Inc.	USD	2,489	INR	180,050	3/18/19	35,517
Morgan Stanley & Co., Inc.	USD	3,329	INR	237,172	3/18/19	(4,025)
Morgan Stanley & Co., Inc.	CNY	10,988	USD	1,588	3/20/19	(50,705)
Morgan Stanley & Co., Inc.	AUD	3,546	USD	2,627	6/28/19	44,493
Morgan Stanley & Co., Inc.	USD	10,678	AUD	14,460	6/28/19	(145,581)
Natwest Markets PLC	JPY	594,146	USD	5,485	2/15/19	25,820
Natwest Markets PLC	USD	11,170	KRW	12,517,504	2/20/19	82,583
Natwest Markets PLC	USD	3,442	KRW	3,814,617	2/20/19	(12,996)
Natwest Markets PLC	USD	8,436	PHP	448,527	3/14/19	145,990
Natwest Markets PLC	CHF	1,633	USD	1,672	3/15/19	23,955
Natwest Markets PLC	CLP	1,575,816	USD	2,344	3/15/19	(58,636)
Natwest Markets PLC	PEN	7,926	USD	2,383	3/15/19	4,537
Natwest Markets PLC	USD	5,026	CLP	3,348,444	3/15/19	80,103
Natwest Markets PLC	USD	3,450	CLP	2,256,869	3/15/19	(8,150)
Natwest Markets PLC	USD	6,239	SGD	8,555	3/15/19	121,119

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Natwest Markets PLC	USD	4,850	INR	344,198	3/18/19	$(24,019)
Natwest Markets PLC	USD	1,602	TRY	8,734	3/28/19	37,677
Natwest Markets PLC	EUR	2,965	USD	3,416	4/10/19	2,908
Standard Chartered Bank	JPY	282,700	USD	2,510	2/15/19	(87,479)
Standard Chartered Bank	JPY	374,698	NZD	4,829	2/20/19	(105,157)
Standard Chartered Bank	NZD	12,299	JPY	950,269	2/20/19	230,587
Standard Chartered Bank	NZD	5,323	USD	3,664	2/20/19	(16,927)
Standard Chartered Bank	USD	1,547	AUD	2,154	2/20/19	18,725
Standard Chartered Bank	TWD	302,810	USD	9,822	3/14/19	(62,753)
Standard Chartered Bank	INR	226,973	USD	3,195	3/18/19	12,912
Standard Chartered Bank	USD	3,487	CNY	24,113	3/20/19	110,134
Standard Chartered Bank	USD	12,390	EUR	10,822	4/10/19	66,872
Standard Chartered Bank	CNY	70,337	USD	10,352	4/17/19	(133,304)
Standard Chartered Bank	ZAR	33,953	USD	2,469	4/17/19	(69,787)
State Street Bank & Trust Co.	USD	3,149	AUD	4,460	2/20/19	93,443
State Street Bank & Trust Co.	USD	2,737	NZD	4,054	2/20/19	65,746
State Street Bank & Trust Co.	USD	16,379	MYR	68,685	2/26/19	450,438
State Street Bank & Trust Co.	CHF	3,822	USD	3,885	3/15/19	27,350
State Street Bank & Trust Co.	CNY	44,290	USD	6,501	3/15/19	(107,165)
State Street Bank & Trust Co.	JPY	487,484	USD	4,339	3/15/19	(150,300)
State Street Bank & Trust Co.	THB	125,287	USD	3,831	3/15/19	(183,205)
State Street Bank & Trust Co.	USD	7,616	HKD	59,401	3/15/19	(33,624)
State Street Bank & Trust Co.	USD	9,329	THB	303,288	3/15/19	387,896
State Street Bank & Trust Co.	ZAR	166	USD	11	3/15/19	(1,007)
State Street Bank & Trust Co.	USD	3,962	EUR	3,429	4/10/19	(15,679)
UBS AG	USD	40,917	JPY	4,408,669	3/15/19	(315,188)

						$(620,808)

PUT OPTIONS WRITTEN

Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)		Premiums Received	U.S. $ Value
SPDR S&P 500 ETF Trust (l)	Morgan Stanley & Co., Inc.	2,610	USD	231.00	February 2019	USD	261	$80,819	$(19,575)

CURRENCY OPTIONS WRITTEN

Description/ Counterparty	Exercise Price		Expiration Month	Contracts	Notional Amount (000)		Premiums Received	U.S. $ Value
Call
AUD vs. USD/Morgan Stanley Capital Services LLC (m)	AUD	1.280	06/2019	31,745,000	AUD	31,745	$329,573	$(64,541)
Put

Description/ Counterparty	Exercise Price		Expiration Month	Contracts	Notional Amount (000)		Premiums Received	U.S. $ Value
BRL vs. USD/ Morgan Stanley Capital Services LLC (m)	BRL	4.100	02/2019	34,522,000	BRL	34,522	$108,887	$(2,168)
TRY vs. EUR/ JPMorgan Chase Bank, NA (m)	TRY	6.987	03/2019	49,265,337	TRY	49,265	104,065	(16,954)

							$542,525	$(83,663)

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	172,300	4/15/22	2.285%	CPI	#	Maturity	$(1,878,130)
Deutsche Bank AG	USD	12,504	3/26/25	2.170%	CPI	#	Maturity	(55,841)
HSBC Bank USA	USD	152,580	4/15/21	2.265%	CPI	#	Maturity	(1,806,404)
JPMorgan Chase Bank, NA	USD	63,990	5/23/22	2.318%	CPI	#	Maturity	(738,078)
JPMorgan Chase Bank, NA	USD	11,499	3/30/25	2.170%	CPI	#	Maturity	(50,041)
JPMorgan Chase Bank, NA	USD	76,719	4/01/25	2.170%	CPI	#	Maturity	(341,617)

								$(4,870,111)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Payment Frequency	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Barclays Bank PLC
Barclays Commodity Hedging Insights 2 Index	56,781	0.02%	Quarterly	USD	11,435	5/15/19	$(185,091)
Barclays Commodity Hedging Insights 2 Index	65,388	0.02%	Quarterly	USD	13,168	5/15/19	(213,148)
Barclays Commodity Hedging Insights 2 Index	139,225	0.02%	Annual	USD	28,064	10/15/19	(481,180)
Barclays Commodity Strategy 1673 Index	8,496	0.30%	Quarterly	USD	4,760	5/15/19	21,869
Barclays Commodity Strategy 1673 Index (1)	29,646	0.30%	Annual	USD	17,312	10/15/19	(634,963)
Goldman Sachs International
Goldman Sachs Commodity Trend 10% Volatility Target Excess Return Strategy	16,613	0.00%	Quarterly	USD	1,602	5/15/19	(30,540)

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Payment Frequency	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Goldman Sachs Commodity Trend 10% Volatility Target Excess Return Strategy	37,065	0.00%	Quarterly	USD	3,575	5/15/19	$(68,137)
Goldman Sachs Commodity Trend 10% Volatility Target Excess Return Strategy	79,797	0.00%	Maturity	USD	8,093	10/15/19	(544,081)
JPMorgan Chase Bank, NA
Bloomberg Industrial Metals Subindex 3 Month Forward	336,313	0.12%	Maturity	USD	59,561	3/15/19	1,984,280
Bloomberg Industrial Metals Subindex 3 Month Forward	38,864	0.12%	Maturity	USD	6,725	3/15/19	387,260
Bloomberg Petroleum Subindex 3 Month Forward	207,248	0.11%	Maturity	USD	79,553	3/15/19	2,122,738
Bloomberg Precious Metals Subindex 3 Month Forward	295,879	0.08%	Maturity	USD	46,781	3/15/19	2,855,676
Bloomberg Softs Subindex 3 Month Forward	368,436	0.18%	Maturity	USD	24,403	3/15/19	386,084
JPMorgan Cross Sectional Momentum R	9,882	0.48%	Quarterly	USD	2,077	5/15/19	(138,871)
JPMorgan Cross Sectional Momentum R	23,043	0.48%	Quarterly	USD	4,844	5/15/19	(323,822)
JPMorgan Cross Sectional Momentum R	62,664	0.48%	Annual	USD	14,187	10/15/19	(1,906,348)
JPMorgan JMABRF34 Index	8,067	0.60%	Quarterly	USD	13,399	5/15/19	710,440
JPMorgan JMABRF34 Index	2,783	0.60%	Quarterly	USD	4,623	5/15/19	245,092
JPMorgan JMABRF34 Index	18,096	0.60%	Annual	USD	32,236	10/15/19	(613,801)
JPMorgan RCI - 24 Alpha	26,410	0.50%	Quarterly	USD	7,019	5/15/19	(200,698)
JPMorgan RCI - 24 Alpha	49,909	0.50%	Annual	USD	14,118	10/15/19	(1,242,919)
Morgan Stanley Capital Services LLC
Bloomberg Grains Subindex 3 Month Forward	234,685	0.15%	Quarterly	USD	13,782	3/15/19	(267,790)
Bloomberg Grains Subindex 3 Month Forward	1,652,266	0.15%	Maturity	USD	96,969	3/15/19	(1,803,118)
Bloomberg Livestock Subindex 3 Month Forward	158,661	0.16%	Maturity	USD	23,002	3/15/19	(677,308)

							$(618,376)

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2019, the aggregate market value of these securities amounted to $6,343,908 or 0.4% of net assets.

(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Illiquid security.
(f)	Fair valued by the Adviser.
(g)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.

(h)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(i)	Affiliated investments.
(j)	The rate shown represents the 7-day yield as of period end.
(k)

As of January 31, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $78,085,064 and gross unrealized depreciation of investments was $(94,939,849), resulting in net unrealized depreciation of $(16,854,785).

(l)	One contract relates to 100 shares.
(m)	One contract relates to 1 share.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNY	-	Chinese Yuan Renminbi
COP	-	Colombian Peso
CZK	-	Czech Koruna
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thailand Baht
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt
CBT	-	Chicago Board of Trade
CPI	-	Consumer Price Index
ETF	-	Exchange Traded Fund
GDR	-	Global Depositary Receipt
LME	-	London Metal Exchange
MSCI	-	Morgan Stanley Capital International
OSE	-	Osaka Securities Exchange
PJSC	-	Public Joint Stock Company
RBOB	-	Reformulated Gasoline Blend-Stock for Oxygen Blending (Unleaded Gas)
REIT	-	Real Estate Investment Trust
SPDR	-	Standard & Poor’s Depository Receipt
TIPS	-	Treasury Inflation Protected Security
WTI	-	West Texas Intermediate

(1) The following table represents the basket holdings underlying the total return swap with Barclays Commodity Strategy 1673 Index as of January 31, 2019.

Security Description	Shares	Notional Amount as of 1/31/19	Percent of Basket’s Value
LME Zinc Futures	566	$1,530,385	8.8
LME Lead Futures	719	1,521,729	8.8
Brent Crude Futures	24,152	1,473,255	8.5
LME Copper Futures	237	1,464,599	8.5
Natural Gas Futures	487,623	1,462,868	8.5
Coffee ‘C’ Futures	(13,670)	(1,449,018)	(8.4)
Sugar No.11 Futures	(110,131)	(1,431,706)	(8.3)
Wheat (CBT) Futures	(2,667)	(1,405,738)	(8.1)
Live Cattle Futures	12,059	1,398,813	8.1
KC HRW Wheat Futures	(2,679)	(1,390,157)	(8.0)
Corn Futures	(3,533)	(1,388,426)	(8.0)
Lean Hogs Futures	(17,404)	(1,305,328)	(7.5)
LME Zinc Futures	566	1,530,385	8.8
LME Lead Futures	719	1,521,729	8.8
Brent Crude Futures	24,152	1,473,255	8.5
LME Copper Futures	237	1,464,599	8.5
Natural Gas Futures	487,623	1,462,868	8.5
Coffee ‘C’ Futures	(13,670)	(1,449,018)	(8.4)
Sugar No.11 Futures	(110,131)	(1,431,706)	(8.3)
Wheat (CBT) Futures	(2,667)	(1,405,738)	(8.1)
Live Cattle Futures	12,059	1,398,813	8.1
KC HRW Wheat Futures	(2,679)	(1,390,157)	(8.0)
Corn Futures	(3,533)	(1,388,426)	(8.0)
Lean Hogs Futures	(17,404)	(1,305,328)	(7.5)

COUNTRY BREAKDOWN 1

January 31, 2019 (unaudited)

45.4%	United States
11.6%	Japan
7.8%	United Kingdom
2.9%	France
2.5%	Australia
2.3%	China
2.3%	Canada
2.2%	Germany
2.2%	Hong Kong
1.3%	Sweden
1.2%	Spain
1.0%	Brazil
0.8%	Russia
5.5%	Other
11.0%	Short-Term

100.0%	Total Investments

1

All data are as of January 31, 2019. The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.6% or less in the following countries: Austria, Belgium, Chile, Denmark, Greece, Israel, Luxembourg, Malaysia, Mexico, Netherlands, Philippines, Portugal, Singapore, South Africa, South Korea, Switzerland, Thailand, Turkey and United Arab Emirates.

AB Bond Fund, Inc.

All Market Real Return Portfolio

January 31, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2019:

Investments in Securities:	Level 1	Level 2	Level 3			Total
Assets:
Common Stocks:
Real Estate	$209,808,648	$187,198,138	$	– 0	–	$397,006,786
Energy	92,428,983	125,191,047		– 0	–	217,620,030
Materials	49,388,263	52,461,440		– 0	–(a)	101,849,703
Pharmaceuticals & Biotechnology	19,420,266	8,612,721		– 0	–	28,032,987
Software & Services	19,057,055	4,005,028		– 0	–	23,062,083

Retailing	11,150,135		3,696,137		– 0	–	14,846,272
Banks	8,852,400		5,960,889		– 0	–	14,813,289
Transportation	4,566,713		8,037,728		– 0	–	12,604,441
Media & Entertainment	8,400,666		3,530,508		– 0	–	11,931,174
Diversified Financials	8,345,021		3,089,399		– 0	–	11,434,420
Consumer Durables & Apparel	37		10,058,705		– 0	–(a)	10,058,742
Capital Goods	4,667,632		5,349,066		– 0	–	10,016,698
Food & Staples Retailing	3,806,572		6,019,968		– 0	–	9,826,540
Health Care Equipment & Services	6,679,709		2,381,628		– 0	–	9,061,337
Utilities	1,587,303		6,986,247		– 0	–	8,573,550
Telecommunication Services	2,447,609		5,527,271		– 0	–	7,974,880
Technology Hardware & Equipment	7,084,442		– 0	–	– 0	–	7,084,442
Food Beverage & Tobacco	4,895,152		1,605,353		– 0	–	6,500,505
Insurance	2,490,157		3,170,249		– 0	–	5,660,406
Consumer Services	3,687,236		807,239		– 0	–	4,494,475
Automobiles & Components	3,900,992		– 0	–	– 0	–	3,900,992
Commercial & Professional Services	– 0	–	3,696,126		– 0	–	3,696,126
Semiconductors & Semiconductor Equipment	2,710,406		– 0	–	– 0	–	2,710,406
Household & Personal Products	2,229,716		– 0	–	– 0	–	2,229,716
Inflation-Linked Securities	– 0	–	281,921,977		– 0	–	281,921,977
Investment Companies	51,060,604		– 0	–	– 0	–	51,060,604
Options Purchased - Calls	– 0	–	372,851		– 0	–	372,851
Options Purchased - Puts	– 0	–	218,640		– 0	–	218,640
Rights	1,621		– 0	–	21,047		22,668
Equity Linked Notes	15		– 0	–	– 0	–	15
Short-Term Investments:
Investment Companies	140,117,045		– 0	–	– 0	–	140,117,045
U.S. Treasury Bills	– 0	–	14,987,433		– 0	–	14,987,433
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	15,030,631		– 0	–	– 0	–	15,030,631

Total Investments in Securities	683,815,029		744,885,788	(b)	21,047		1,428,721,864
Other Financial Instruments (c):
Assets:
Futures	1,743,843		– 0	–	– 0	–	1,743,843
Forward Currency Exchange Contracts	– 0	–	13,612,787		– 0	–	13,612,787
Total Return Swaps	– 0	–	8,713,439		– 0	–	8,713,439
Liabilities:
Futures	(8,625,047)		– 0	–	– 0	–	(8,625,047)
Forward Currency Exchange Contracts	– 0	–	(14,233,595)		– 0	–	(14,233,595)
Put Options Written	– 0	–	(19,575)		– 0	–	(19,575)
Currency Options Written	– 0	–	(83,663)		– 0	–	(83,663)
Inflation (CPI) Swaps	– 0	–	(4,870,111)		– 0	–	(4,870,111)
Total Return Swaps	– 0	–	(9,331,815)		– 0	–	(9,331,815)

Total (d)(e)	$676,933,825		$738,673,255		$21,047		$1,415,628,127

(a)	The Fund held securities with zero market value at period end.
(b)

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(c)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(d)	An amount of $21,396,177 was transferred from Level 1 to Level 2 due to the above mentioned foreign equity fair valuation using third party vendor modeling tools during the reporting period.
(e)	There were deminimis transfers under 1% of net assets from Level 2 to Level 1 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks - Materials (a)			Common Stocks - Consumer Durables & Apparel (a)			Rights
Balance as of 10/31/18	$	– 0	–	$	– 0	–	$	– 0	–
Accrued discounts/(premiums)		– 0	–		– 0	–		– 0	–
Realized gain (loss)		– 0	–		– 0	–		– 0	–
Change in unrealized appreciation/depreciation		– 0	–		– 0	–		21,047
Purchases		– 0	–		– 0	–		– 0	–
Sales		– 0	–		– 0	–		– 0	–
Transfers in to Level 3		– 0	–		– 0	–		– 0	–
Transfers out of Level 3		– 0	–		– 0	–		– 0	–

Balance as of 1/31/19	$	– 0	–	$	– 0	–		$21,047

Net change in unrealized appreciation/depreciation from investments held as of 1/31/19	$	– 0	–	$	– 0	–	$	– 0	–

Total
Balance as of 10/31/18	$	– 0	–
Accrued discounts/(premiums)		– 0	–
Realized gain (loss)		– 0	–
Change in unrealized appreciation/depreciation		21,047
Purchases		– 0	–
Sales		– 0	–
Transfers in to Level 3		– 0	–
Transfers out of Level 3		– 0	–

Balance as of 1/31/19		$21,047

Net change in unrealized appreciation/depreciation from investments held as of 1/31/19		$21,047

(a)	The Fund held securities with zero market value at period end.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the three months ended January 31, 2019 is as follows:

Fund	Market Value 10/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 1/31/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$105,547	$668,300	$633,730	$140,117	$558
Government Money Market Portfolio*	17,530	181,383	183,882	15,031	153

Total	$123,077	$849,683	$817,612	$155,148	$711

*	Investments of cash collateral for securities lending transactions

AB Bond Fund, Inc.

AB Short Duration Income Portfolio

Portfolio of Investments

January 31, 2019 (unaudited)

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 71.6%
Indonesia - 0.8%
Indonesia Treasury Bond
Series FR53
8.25%, 7/15/21	IDR	1,625,000	$118,044

United States - 70.8%
U.S. Treasury Bonds
6.125%, 11/15/27	U.S.$	3,000	3,820,312
U.S. Treasury Notes
1.375%, 10/31/20		7,068	6,934,371

			10,754,683

Total Governments - Treasuries (cost $10,758,475)			10,872,727

COLLATERALIZED MORTGAGE OBLIGATIONS - 24.1%
Risk Share Floating Rate - 24.0%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2014-DN4, Class M3
7.06% (LIBOR 1 Month + 4.55%), 10/25/24 (a)		292	322,609
Series 2017-DNA2, Class M2
5.96% (LIBOR 1 Month + 3.45%), 10/25/29 (a)		400	430,624
Series 2018-DNA1, Class M2
4.306% (LIBOR 1 Month + 1.80%), 7/25/30 (a)		88	86,622
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C04, Class 1M2
7.41% (LIBOR 1 Month + 4.90%), 11/25/24 (a)		310	348,318
Series 2016-C04, Class 1M2
6.76% (LIBOR 1 Month + 4.25%), 1/25/29 (a)		400	443,752
Series 2016-C05, Class 2M2
6.96% (LIBOR 1 Month + 4.45%), 1/25/29 (a)		400	436,610
Series 2017-C02, Class 2M2
6.16% (LIBOR 1 Month + 3.65%), 9/25/29 (a)		471	507,190
Series 2017-C04, Class 2M2
5.36% (LIBOR 1 Month + 2.85%), 11/25/29 (a)		73	75,539
Series 2017-C05, Class 1M2
4.71% (LIBOR 1 Month + 2.20%), 1/25/30 (a)		75	76,321
Series 2017-C07, Class 2M2
5.01% (LIBOR 1 Month + 2.50%), 5/25/30 (a)		475	483,571

	Principal Amount (000)		U.S. $ Value
Home Re Ltd.
Series 2018-1, Class M1
4.11% (LIBOR 1 Month + 1.60%), 10/25/28 (a)(b)	U.S.$	150	$150,979
Oaktown Re II Ltd.
Series 2018-1A, Class M1
4.06% (LIBOR 1 Month + 1.55%), 7/25/28 (a)(b)		150	149,593
Oaktown Re Ltd.
Series 2017-1A, Class M1
4.76% (LIBOR 1 Month + 2.25%), 4/25/27 (a)(b)		131	130,895

			3,642,623

Agency Fixed Rate - 0.1%
Federal National Mortgage Association
Series 2016-64, Class BI
5.00%, 9/25/46 (c)		66	12,622

Total Collateralized Mortgage Obligations (cost $3,623,061)			3,655,245

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.6%
Non-Agency Fixed Rate CMBS - 1.6%
Citigroup Commercial Mortgage Trust
Series 2017-P7, Class XA
1.161%, 4/14/50 (c)		994	68,643
JPMDB Commercial Mortgage Securities Trust
Series 2017-C5, Class XA
0.994%, 3/15/50 (c)		981	58,765
UBS Commercial Mortgage Trust
Series 2012-C1, Class AS
4.171%, 5/10/45		52	53,090
Wells Fargo Commercial Mortgage Trust
Series 2016-C32, Class XA
1.323%, 1/15/59 (c)(d)		972	65,048

Total Commercial Mortgage-Backed Securities (cost $244,095)			245,546

CORPORATES - NON-INVESTMENT GRADE - 0.7%
Industrial - 0.5%
Capital Goods - 0.2%
Cfx Escrow Corp.
6.00%, 2/15/24 (b)		6	6,000
TransDigm, Inc.
6.25%, 3/15/26 (b)		24	24,374

			30,374

Consumer Non-Cyclical - 0.1%
Tenet Healthcare Corp.
6.25%, 2/01/27 (b)		15	15,237

	Principal Amount (000)		U.S. $ Value
Energy - 0.2%
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.50%, 7/15/27 (b)	U.S.$	23	$23,712
Transocean Poseidon Ltd.
6.875%, 2/01/27 (b)		15	15,263

			38,975

			84,586

Utility - 0.1%
Electric - 0.1%
Vistra Operations Co. LLC
5.625%, 2/15/27 (b)		15	15,079

Financial Institutions - 0.1%
REITS - 0.1%
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.
5.75%, 2/01/27 (b)		8	8,078

Total Corporates - Non-Investment Grade (cost $105,994)			107,743

EMERGING MARKETS - TREASURIES - 0.5%
Argentina - 0.5%
Argentina POM Politica Monetaria
Series POM
65.51% (ARLLMONP), 6/21/20 (a) (cost $75,088)	ARS	2,800	82,447

CORPORATES - INVESTMENT GRADE - 0.5%
Industrial - 0.4%
Basic - 0.1%
Vale Overseas Ltd.
4.375%, 1/11/22	U.S.$	8	8,016

Consumer Cyclical - Automotive - 0.3%
General Motors Financial Co., Inc.
5.10%, 1/17/24		53	53,833

			61,849

Financial Institutions - 0.1%
Banking - 0.1%
Wells Fargo & Co.
3.75%, 1/24/24		19	19,332

Total Corporates - Investment Grade (cost $79,777)			81,181

ASSET-BACKED SECURITIES - 0.5%
Autos - Fixed Rate - 0.5%
Exeter Automobile Receivables Trust
Series 2018-4A, Class E
5.38%, 7/15/25 (b)		40	40,692

	Principal Amount (000)		U.S. $ Value
Series 2019-1A, Class E
5.20%, 1/15/26 (b)	U.S.$	40	$39,998

Total Asset-Backed Securities (cost $80,544)			80,690

EMERGING MARKETS - SOVEREIGNS - 0.5%
Lebanon - 0.2%
Lebanon Government International Bond
6.10%, 10/04/22 (b)		36	31,635

Nigeria - 0.3%
Nigeria Government International Bond
5.625%, 6/27/22		40	40,150

Total Emerging Markets - Sovereigns (cost $70,438)			71,785

	Notional Amount
OPTIONS PURCHASED - CALLS - 0.0%
Swaptions - 0.0%
CDX-NAHY Series 31, 5 Year Index Expiration: Feb 2019; Contracts: 150,000; Exercise Rate: USD 1.03%; Counterparty: Citibank, NA (e) (premiums paid $555)	USD	150,000	3,008

	Shares
SHORT-TERM INVESTMENTS - 0.6%
Investment Companies - 0.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.35% (f)(g)(h) (cost $87,504)		87,504	87,504

Total Investments - 100.6% (cost $15,125,531) (i)			15,287,876
Other assets less liabilities - (0.6)%			(91,114)

Net Assets - 100.0%			$15,196,762

FUTURES

Description	Number of Contracts	Expiration Month	Notional (000)		Original Value	Value at January 31, 2019	Unrealized Appreciation/ (Depreciation)
Sold Contracts
U.S. T-Note 2 Yr (CBT) Futures	7	March 2019	USD	1,400	$1,489,132	$1,486,297	$2,835

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)			Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	166	KRW	186,458		2/20/19	$1,265
Barclays Bank PLC	USD	67	MYR	282		2/26/19	1,795
Barclays Bank PLC	TWD	1,166	USD	38		3/14/19	(205)
Barclays Bank PLC	USD	76	TWD	2,317		3/14/19	(283)
BNP Paribas SA	BRL	176	USD	47		2/04/19	(1,529)
BNP Paribas SA	USD	48	BRL	176		2/04/19	62
BNP Paribas SA	ARS	1,250	USD	32		2/27/19	(823)
BNP Paribas SA	USD	47	BRL	176		3/06/19	1,538
HSBC Bank USA	IDR	1,699,992	USD	118		5/09/19	(2,707)
JPMorgan Chase Bank, NA	KRW	34,189	USD	30		2/20/19	(279)
JPMorgan Chase Bank, NA	TWD	1,158	USD	38		3/14/19	(99)
JPMorgan Chase Bank, NA	USD	38	CNY	259		3/20/19	345
Morgan Stanley Capital Services, Inc.	BRL	176	USD	48		2/04/19	(62)
Morgan Stanley Capital Services, Inc.	USD	45	BRL	176		2/04/19	3,565
Morgan Stanley Capital Services, Inc.	CLP	39	USD	– 0	–**	3/15/19	(1)
State Street Bank & Trust Co.	JPY	9,850	USD	91		2/15/19	695
State Street Bank & Trust Co.	JPY	6,801	USD	60		2/15/19	(2,065)
State Street Bank & Trust Co.	USD	77	JPY	8,532		2/15/19	1,663
State Street Bank & Trust Co.	AUD	158	USD	113		2/20/19	(1,802)
State Street Bank & Trust Co.	NZD	202	USD	135		2/20/19	(4,395)
State Street Bank & Trust Co.	USD	53	AUD	73		2/20/19	305
State Street Bank & Trust Co.	USD	62	NZD	90		2/20/19	827
State Street Bank & Trust Co.	EUR	34	GBP	29		2/28/19	204
State Street Bank & Trust Co.	CAD	90	USD	68		3/07/19	(800)
State Street Bank & Trust Co.	CHF	119	USD	121		3/13/19	1,316
State Street Bank & Trust Co.	CNY	259	USD	38		3/20/19	(1,015)
State Street Bank & Trust Co.	USD	38	MXN	726		3/22/19	(34)
State Street Bank & Trust Co.	USD	73	TRY	403		3/28/19	2,990
State Street Bank & Trust Co.	USD	38	PLN	141		4/08/19	329
State Street Bank & Trust Co.	USD	68	NOK	579		4/12/19	902
State Street Bank & Trust Co.	USD	38	SEK	341		4/12/19	(175)
State Street Bank & Trust Co.	ILS	139	USD	38		4/16/19	(411)
State Street Bank & Trust Co.	ZAR	5	USD	– 0	–**	4/17/19	(11)

							$1,105

CREDIT DEFAULT SWAPTIONS WRITTEN

Description	Counterparty	Buy/Sell Protection	Strike Rate	Expiration Month	Notional Amount (000)		Premiums Received	Market Value
Put
CDX-NAHY Series 31, 5 Year Index	Citibank, NA	Sell	0.97%	Feb 2019	USD	150	$960	$(1)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
CDX-NAHY Series 31, 5 Year Index, 12/20/23*	5.00%	Quarterly	3.55%	USD	1,414	$92,960	$55,299	$37,661

*	Termination date

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Barclays Bank PLC
Republic of South Africa, 5.500%, 3/09/20, 12/20/23*	1.00%	Quarterly	1.77%	USD	80	$(2,628)	$(4,310)	$1,682
Citibank, NA
Federative Republic of Brazil, 4.250%, 1/07/25, 12/20/23*	1.00	Quarterly	1.64	USD	110	(3,022)	(4,788)	1,766
Republic of Indonesia, 5.875%, 3/13/20, 12/20/23*	1.00	Quarterly	1.12	USD	80	(336)	(1,118)	782
Republic of Turkey, 11.875%, 1/15/30, 12/20/23*	1.00	Quarterly	3.01	USD	150	(12,763)	(17,485)	4,722

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Credit Suisse International
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00%	Monthly	2.75%	USD	360	$(7,960)	$(11,876)	$3,916
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	730	(96,153)	(104,697)	8,544

						$(122,862)	$(144,274)	$21,412

*	Termination date
**	Amount less than 500

(a)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at January 31, 2019.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2019, the aggregate market value of these securities amounted to $651,535 or 4.3% of net assets.

(c)	IO - Interest Only.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Non-income producing security.
(f)	Affiliated investments.
(g)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(h)	The rate shown represents the 7-day yield as of period end.
(i)

As of January 31, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $243,382 and gross unrealized depreciation of investments was $(17,065), resulting in net unrealized appreciation of $226,317.

Currency Abbreviations:

ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PLN	-	Polish Zloty
SEK	-	Swedish Krona
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ARLLMONP	-	Argentina Blended Policy Rate
CBT	-	Chicago Board of Trade
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
LIBOR	-	London Interbank Offered Rates
REIT	-	Real Estate Investment Trust

AB Bond Fund, Inc.

AB Short Duration Income Portfolio

January 31, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2019:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Governments - Treasuries	$	– 0	–	$10,872,727		$	– 0	–	$10,872,727
Collateralized Mortgage Obligations		– 0	–	3,655,245			– 0	–	3,655,245
Commercial Mortgage-Backed Securities		– 0	–	180,498			65,048		245,546
Corporates - Non-Investment Grade		– 0	–	107,743			– 0	–	107,743
Emerging Markets - Treasuries		– 0	–	82,447			– 0	–	82,447
Corporates - Investment Grade		– 0	–	81,181			– 0	–	81,181
Asset-Backed Securities		– 0	–	80,690			– 0	–	80,690
Emerging Markets - Sovereigns		– 0	–	71,785			– 0	–	71,785
Options Purchased - Calls		– 0	–	3,008			– 0	–	3,008
Short-Term Investments		87,504		– 0	–		– 0	–	87,504

Total Investments in Securities		87,504		15,135,324			65,048		15,287,876
Other Financial Instruments (a):
Assets:
Futures		2,835		– 0	–		– 0	–	2,835
Forward Currency Exchange Contracts		– 0	–	17,801			– 0	–	17,801
Centrally Cleared Credit Default Swaps		– 0	–	92,960			– 0	–	92,960
Liabilities:
Forward Currency Exchange Contracts		– 0	–	(16,696)			– 0	–	(16,696)
Credit Default Swaptions Written		– 0	–	(1)			– 0	–	(1)
Credit Default Swaps		– 0	–	(122,862)			– 0	–	(122,862)

Total (b)		$90,339		$15,106,526			$65,048		$15,261,913

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(b)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Commercial Mortgage- Backed Securities			Total
Balance as of 12/12/18 (a)	$	– 0	–	$	– 0	–
Accrued discounts/(premiums)		– 0	–		– 0	–
Realized gain (loss)		– 0	–		– 0	–
Change in unrealized appreciation/depreciation		161			161
Purchases		66,015			66,015
Sales		(1,128)			(1,128)
Transfers in to Level 3		– 0	–		– 0	–
Transfers out of Level 3		– 0	–		– 0	–

Balance as of 1/31/19		$65,048			$65,048

Net change in unrealized appreciation/depreciation from investments held as of 1/31/19		$161			$161

(a)	Commencement of operations.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the three months ended January 31, 2019 is as follows:

Fund	Market Value 12/12/18(a) (000)			Purchases at Cost (000)	Sales Proceeds (000)	Market Value 1/31/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$	– 0	–	$4,802	$4,714	$88	$1

(a)	Commencement of operations.

AB Bond Fund, Inc.

AB Tax-Aware Fixed Income Portfolio

Portfolio of Investments

January 31, 2019 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 91.3%
Long-Term Municipal Bonds - 91.3%
Alabama - 1.6%
County of Jefferson AL Sewer Revenue
Series 2013D
6.00%, 10/01/42	$110	$125,622
Water Works Board of the City of Birmingham (The)
Series 2016B
5.00%, 1/01/33	680	782,327

		907,949

American Samoa - 0.2%
American Samoa Economic Development Authority (Territory of American Samoa)
7.125%, 9/01/38 (a)	135	135,252

Arizona - 4.2%
City of Phoenix Civic Improvement Corp. (Phoenix Sky Harbor International Airport)
Series 2018
5.00%, 7/01/48	2,000	2,231,860
Industrial Development Authority of the City of Phoenix (The) (GreatHearts Arizona)
Series 2014
5.00%, 7/01/44	100	102,711
Salt Verde Financial Corp. (Citigroup, Inc.)
Series 2007
5.00%, 12/01/37	100	116,174

		2,450,745

California - 8.6%
Alameda Corridor Transportation Authority
Series 2016B
5.00%, 10/01/37	175	193,062
California Health Facilities Financing Authority (Sutter Health Obligated Group)
Series 2018A
5.00%, 11/15/38	850	961,409
California Infrastructure & Economic Development Bank (Pacific Gas & Electric Co.)
1.75%, 11/01/26 (b)(c)	55	47,025
California Pollution Control Financing Authority (Poseidon Resources Channelside LP)
Series 2012
5.00%, 11/21/45 (a)	250	259,902
California Statewide Communities Development Authority (Loma Linda University Medical Center)
Series 2018A
5.50%, 12/01/58 (a)	250	271,830

	Principal Amount (000)	U.S. $ Value
Golden State Tobacco Securitization Corp.
Series 2018A
5.00%, 6/01/47 (d)	$690	$651,857
San Francisco City & County Airport Comm (San Francisco Intl Airport)
Series 2017D
5.00%, 5/01/25	2,250	2,618,325

		5,003,410

Colorado - 0.7%
Colorado Health Facilities Authority (Catholic Health Initiatives)
Series 2013
5.25%, 1/01/40	170	180,902
Colorado Health Facilities Authority (Parkview Medical Center, Inc. Obligated Group)
Series 2015B
5.00%, 9/01/30	200	226,380

		407,282

Connecticut - 3.3%
City of New Haven CT
Series 2018A
5.50%, 8/01/38	615	682,133
State of Connecticut
Series 2015F
5.00%, 11/15/26	1,000	1,140,270
Series 2018A
3.75%, 9/15/20	100	100,856

		1,923,259

District of Columbia - 0.2%
District of Columbia (Friendship Public Charter School, Inc.)
Series 2016A
5.00%, 6/01/41	100	106,682

Florida - 6.1%
Bexley Community Development District
Series 2016
4.875%, 5/01/47 (d)	100	98,261
Brevard County School District (Brevard County School District COP)
Series 2015B
5.00%, 7/01/25	290	340,553
Capital Trust Agency, Inc. (Provision Cares Proton Therapy Center - Orlando)
Series 2018A
7.50%, 6/01/48 (a)(d)	110	113,173
Citizens Property Insurance Corp.
Series 2015A
5.00%, 6/01/20-6/01/22	560	592,764
County of Miami-Dade FL (County of Miami-Dade FL Non-Ad Valorem)
Series 2015A
5.00%, 6/01/28	780	892,421

	Principal Amount (000)	U.S. $ Value
County of Miami-Dade FL Aviation Revenue
Series 2015A
5.00%, 10/01/31	$265	$296,254
North Broward Hospital District
Series 2017B
5.00%, 1/01/37-1/01/48	270	287,003
Orange County Convention Center/Orlando
Series 2015
5.00%, 10/01/21	435	471,910
School District of Broward County/FL
Series 2015
5.00%, 7/01/25	365	430,547

		3,522,886

Georgia - 2.0%
City of Atlanta Department of Aviation (Hartsfield Jackson Atlanta Intl Airport)
Series 2012A
5.00%, 1/01/31	310	334,409
Main Street Natural Gas, Inc. (Royal Bank of Canada)
Series 2018A
4.00%, 4/01/48	760	802,910

		1,137,319

Illinois - 8.5%
Chicago Board of Education
Series 2012A
5.00%, 12/01/42	240	240,562
Chicago O’Hare International Airport
Series 2015C
5.00%, 1/01/34	335	363,461
Series 2017B
5.00%, 1/01/35	725	813,907
Illinois Finance Authority (Park Place of Elmhurst Obligated Group)
Series 2016A
6.33%, 5/15/48 (d)	85	75,613
Series 2016C
2.00%, 5/15/55 (b)(c)(d)(e)	15	740
Illinois Finance Authority (Plymouth Place, Inc.)
Series 2015
5.25%, 5/15/50	100	101,595
Illinois Finance Authority (Silver Cross Hospital Obligated Group)
Series 2015C
5.00%, 8/15/35	250	272,330
Illinois Municipal Electric Agency
Series 2015A
5.00%, 2/01/22	465	504,325
Metropolitan Pier & Exposition Authority
Series 2015B
5.00%, 12/15/45	600	623,622
State of Illinois
Series 2013
5.50%, 7/01/25	270	291,300
Series 2014
5.00%, 5/01/35	130	133,485

	Principal Amount (000)	U.S. $ Value
Series 2016
5.00%, 2/01/24	$375	$399,671
Series 2018A
5.00%, 10/01/27	1,000	1,084,710

		4,905,321

Indiana - 0.8%
Indiana Finance Authority (Bethany Circle of King’s Daughters’ of Madison Indiana, Inc. (The))
Series 2010
5.50%, 8/15/40	160	166,061
Indiana Finance Authority (Marquette Manor)
Series 2015A
5.00%, 3/01/30	190	200,780
Indiana Finance Authority (Ohio River Bridges)
Series 2013A
5.00%, 7/01/40	100	105,659

		472,500

Iowa - 0.6%
Iowa Finance Authority (Lifespace Communities, Inc. Obligated Group)
Series 2018A
5.00%, 5/15/48	325	334,682

Kentucky - 1.6%
Kentucky Economic Development Finance Authority (Baptist Healthcare System Obligated Group)
Series 2017B
5.00%, 8/15/37	175	189,779
Kentucky Economic Development Finance Authority (Masonic Homes of Kentucky, Inc. Obligated Group)
Series 2012
5.375%, 11/15/42 (d)	65	66,862
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group)
Series 2017A
5.00%, 6/01/37	425	452,034
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group)
Series 2016
5.00%, 10/01/33	225	251,172

		959,847

Louisiana - 1.9%
City of New Orleans LA Water System Revenue
Series 2014
5.00%, 12/01/34	100	109,104

	Principal Amount (000)	U.S. $ Value
Louisiana Local Government Environmental Facilities & Community Development Auth (Woman’s Hospital Foundation)
Series 2017
5.00%, 10/01/36	$675	$751,639
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.)
Series 2014A
7.50%, 7/01/23 (c)(d)(f)	250	3
New Orleans Aviation Board
Series 2017B
5.00%, 1/01/43	215	234,621

		1,095,367

Maine - 0.5%
Finance Authority of Maine (Casella Waste Systems, Inc.)
Series 2017
5.25%, 1/01/25 (a)	100	107,660
Maine Health & Higher Educational Facilities Authority (MaineGeneral Health Obligated Group)
Series 2011
7.50%, 7/01/32	165	180,790

		288,450

Maryland - 0.5%
City of Baltimore MD (Baltimore Hotel Corp.)
Series 2017
5.00%, 9/01/34	120	133,435
City of Baltimore MD (East Baltimore Research Park Project)
Series 2017A
5.00%, 9/01/38 (d)	150	157,239

		290,674

Massachusetts - 1.8%
Massachusetts Development Finance Agency (Merrimack College)
Series 2014
5.125%, 7/01/44	620	654,206
Massachusetts Development Finance Agency (ZERO Waste Solutions LLC)
Series 2017
8.00%, 12/01/22 (a)(d)	325	276,253
Series 2017A
7.75%, 12/01/44 (a)(d)	140	133,833

		1,064,292

Michigan - 0.8%
City of Detroit MI
5.00%, 4/01/38	75	77,785
City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System Revenue)
Series 2012A
5.00%, 7/01/22	115	125,357

	Principal Amount (000)	U.S. $ Value
Michigan Finance Authority (Trinity Health Corp.)
Series 2015
5.00%, 12/01/32	$235	$253,391

		456,533

Nebraska - 0.2%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The))
Series 2012
5.00%, 9/01/42	100	107,327

Nevada - 2.4%
Clark County School District
Series 2017C
5.00%, 6/15/36	1,300	1,400,542

New Hampshire - 0.2%
New Hampshire Health and Education Facilities Authority Act (Southern New Hampshire University)
Series 2012
5.00%, 1/01/42	115	122,381

New Jersey - 6.0%
New Jersey Economic Development Authority
Series 2013NN
5.00%, 3/01/20 (Pre-refunded/ETM) (d)	30	31,046
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease)
Series 2013
5.00%, 3/01/20	260	267,717
Series 2014P
5.00%, 6/15/29	200	215,156
New Jersey Economic Development Authority (United Airlines, Inc.)
Series 1999
5.25%, 9/15/29	85	92,209
New Jersey Health Care Facilities Financing Authority (Inspira Health Obligated Group)
Series 2017A
5.00%, 7/01/36	280	315,132
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant)
Series 2016
5.00%, 6/15/29	550	616,006
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease)
Series 2011B
5.00%, 6/15/20	240	249,007
Series 2018A
5.00%, 12/15/35	340	366,897
New Jersey Turnpike Authority
Series 2013A
5.00%, 1/01/32 (Pre-refunded/ETM)	315	349,499

	Principal Amount (000)	U.S. $ Value
Series 2017B
5.00%, 1/01/32	$540	$633,544
Tobacco Settlement Financing Corp./NJ
Series 2018B
5.00%, 6/01/46	345	343,551

		3,479,764

New York - 9.2%
City of New York NY
Series 2013J
5.00%, 8/01/21	340	367,346
Metropolitan Transportation Authority
Series 2013A
5.00%, 11/15/29 (Pre-refunded/ETM)	315	358,432
Series 2018C
5.00%, 9/01/20	1,825	1,911,341
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease)
Series 2018S
5.00%, 7/15/32	865	1,022,785
New York State Dormitory Authority (Orange Regional Medical Center Obligated Group)
Series 2017
5.00%, 12/01/34 (a)	200	221,190
New York State Dormitory Authority (State of New York Pers Income Tax)
Series 2014A
5.00%, 2/15/28	425	483,110
New York State Dormitory Authority (Trustees of Columbia University IN the City of New York (The)
Series 2016A
5.00%, 10/01/46	250	325,070
Series 2018A
5.00%, 10/01/48	100	131,088
New York State Thruway Authority (New York State Thruway Authority Ded Tax)
Series 2012A
5.00%, 4/01/26	365	399,518
Ulster County Capital Resource Corp. (Woodland Pond at New Paltz)
Series 2017
5.00%, 9/15/37 (d)	120	113,191

		5,333,071

North Carolina - 1.0%
North Carolina Turnpike Authority
Series 2017
5.00%, 1/01/32	500	561,685

Ohio - 3.9%
Buckeye Tobacco Settlement Financing Authority
Series 2007A-2
5.875%, 6/01/47	235	218,242

	Principal Amount (000)	U.S. $ Value
City of Akron /OH (City of Akron /OH Income Tax)
Series 2012A
5.00%, 12/01/31	$445	$486,674
City of Chillicothe /OH (Adena Health System Obligated Group)
Series 2017
5.00%, 12/01/47	175	188,975
County of Cuyahoga /OH (County of Cuyahoga /OH Lease)
Series 2014
5.00%, 12/01/28	365	408,285
County of Cuyahoga /OH (MetroHealth System (The))
Series 2017
5.00%, 2/15/42	205	214,088
Dayton-Montgomery County Port Authority (StoryPoint Troy Project)
Series 20151
7.00%, 1/15/40 (d)	100	99,994
Ohio Air Quality Development Authority (FirstEnergy Generation LLC)
Series 2009C
5.625%, 6/01/19 (b)(c)(d)	100	98,500
Series 2009D
4.25%, 8/01/29 (d)	145	142,825
Ohio Air Quality Development Authority (FirstEnergy Nuclear Generation LLC)
Series 2009A
4.375%, 6/01/33 (d)	100	98,500
Ohio Air Quality Development Authority (Pratt Paper /OH, Inc.)
Series 2017
4.25%, 1/15/38 (a)(d)	185	184,044
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Nuclear Generation LLC)
Series 2016A
4.375%, 6/01/33 (d)	140	137,900

		2,278,027

Pennsylvania - 7.2%
Beaver County Industrial Development Authority (FirstEnergy Nuclear Generation LLC)
Series 2016A
4.375%, 1/01/35 (d)	130	128,050
City of Philadelphia PA
Series 2017
5.00%, 8/01/31	1,000	1,139,300
Commonwealth of Pennsylvania
Series 2017
5.00%, 1/01/26	2,000	2,344,460
Moon Industrial Development Authority (Baptist Homes Society)
Series 2015
5.75%, 7/01/35 (d)	100	104,231

	Principal Amount (000)	U.S. $ Value
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP)
Series 2015
5.00%, 12/31/38	$100	$107,746
Pennsylvania Turnpike Commission
Series 2017B
5.00%, 6/01/36	200	220,886
Philadelphia Authority for Industrial Development (Evangelical Services for the Aging Obligated Group)
Series 2017A
5.00%, 7/01/37	150	152,673

		4,197,346

Puerto Rico - 4.2%
Commonwealth of Puerto Rico
Series 2006A
5.25%, 7/01/23-7/01/24	50	28,188
Series 2006B
5.25%, 7/01/32 (b)(c)	20	11,275
Series 2008A
5.00%, 7/01/23	25	14,031
5.50%, 7/01/32 (d)	50	28,063
Series 2009C
6.00%, 7/01/39 (b)(c)	25	14,219
Series 2011A
5.75%, 7/01/24 (b)(c)	65	35,019
Series 2012A
5.125%, 7/01/37 (b)(c)	145	67,063
5.50%, 7/01/39 (b)(c)	100	46,250
5.75%, 7/01/28 (b)(c)	100	46,250
Series 2014A
8.00%, 7/01/35 (b)(c)	295	135,700
GDB Debt Recovery Authority of Puerto Rico
Series 2018
7.50%, 8/20/40 (d)	151	108,852
Puerto Rico Commonwealth Aqueduct & Sewer Authority
Series 2008A
6.125%, 7/01/24	55	52,663
Series 2012A
5.00%, 7/01/33	80	72,800
5.125%, 7/01/37	25	22,750
5.25%, 7/01/29-7/01/42	180	166,050
5.50%, 7/01/28	75	69,562
5.75%, 7/01/37	50	46,375
6.00%, 7/01/47	50	47,375
Puerto Rico Electric Power Authority
Series 2007T
5.00%, 7/01/37 (b)(c)	45	27,956
Series 2010C
5.00%, 7/01/21 (b)(c)	25	15,531
Series 2010DDD
5.75%, 7/01/28 (b)(c)	15	9,319

	Principal Amount (000)	U.S. $ Value
Series 2012A
5.00%, 7/01/42 (b)(c)	$130	$80,762
AGM Series 2007V
5.25%, 7/01/31	375	412,372
Puerto Rico Highway & Transportation Authority
AGC Series 2007N
5.25%, 7/01/36	110	119,333
NATL Series 2007N
5.25%, 7/01/32	100	106,444
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (AES Puerto Rico LP)
Series 2000
6.625%, 6/01/26	390	379,762
Puerto Rico Sales Tax Financing Corp.
Series 2007
5.25%, 8/01/57 (b)(c)	215	177,375
Series 2011C
5.00%, 8/01/21 (b)(c)	100	82,500

		2,423,839

South Carolina - 1.5%
South Carolina Public Service Authority
Series 2014A
5.00%, 12/01/49	220	230,446
Series 2014C
5.00%, 12/01/46	325	342,238
Series 2016A
5.00%, 12/01/36	265	288,333

		861,017

Tennessee - 1.3%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax)
Series 2016A 5.00%, 12/01/35 (a)(d)	370	365,416
Metropolitan Government Nashville & Davidson County Health & Educational Facs Board (Trousdale Foundation Obligated Group)
Series 2018A
6.25%, 4/01/49 (a)(d)	135	134,441
Metropolitan Government Nashville & Davidson County Health & Educational Facs Board (Vanderbilt University Medical Center Obligated Group)
Series 2016
5.00%, 7/01/35	215	239,140

		738,997

Texas - 7.0%
Austin Convention Enterprises, Inc.
Series 2017A
5.00%, 1/01/34	500	556,520
Central Texas Regional Mobility Authority
Series 2013
5.00%, 1/01/42	100	105,994

	Principal Amount (000)	U.S. $ Value
City of Houston TX (City of Houston TX Hotel Occupancy Tax)
Series 2014
5.00%, 9/01/31	$260	$291,039
Series 2015
5.00%, 9/01/31	160	179,101
Dallas Area Rapid Transit (Dallas Area Rapid Transit Sales Tax)
Series 2014A
5.00%, 12/01/25	580	676,251
Dallas County Flood Control District No. 1
Series 2015
5.00%, 4/01/28 (a)(d)	100	104,963
Love Field Airport Modernization Corp. (Dallas Love Field)
Series 2015
5.00%, 11/01/32	500	561,575
New Hope Cultural Education Facilities Finance Corp. (Wesleyan Homes, Inc.)
Series 2014
5.50%, 1/01/49 (d)	100	104,238
North Texas Tollway Authority (North Texas Tollway System)
Series 2015B
5.00%, 1/01/34	250	280,620
Tarrant County Cultural Education Facilities Finance Corp. (CC Young Memorial Home Obligated Group)
Series 2017A
6.375%, 2/15/48 (d)	150	157,334
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way)
Series 2009A
8.25%, 11/15/44 (d)(e)	100	90,000
Tarrant County Cultural Education Facilities Finance Corp. (Trinity Terrace Project)
Series 2014A-1
5.00%, 10/01/44	100	104,345
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools)
Series 2012A
5.25%, 8/15/42	160	162,480
Travis County Health Facilities Development Corp.
Series 2012A
7.125%, 1/01/46 (Pre-refunded/ETM) (d)	55	60,392
Trinity River Authority Central Regional Wastewater System Revenue
Series 2014
5.00%, 8/01/22	230	254,789

	Principal Amount (000)	U.S. $ Value
Trinity River Authority LLC
Series 2015
5.00%, 2/01/21	$335	$356,085

		4,045,726

Virginia - 0.3%
Tobacco Settlement Financing Corp./VA
Series 2007B1
5.00%, 6/01/47	165	155,696

Washington - 1.9%
Pend Oreille County Public Utility District No. 1 Box Canyon
Series 2018
5.00%, 1/01/44	280	297,349
Port of Seattle WA
Series 2015C
5.00%, 4/01/33	510	565,498
Washington State Housing Finance Commission (Mirabella)
Series 2012A
6.75%, 10/01/47 (a)(d)	100	106,532
Washington State Housing Finance Commission (Rockwood Retirement Communities)
Series 2014A
7.375%, 1/01/44 (a)(d)	100	112,764

		1,082,143

West Virginia - 0.2%
West Virginia Economic Development Authority (Morgantown Energy Associates)
Series 2016
2.875%, 12/15/26	130	125,529

Wisconsin - 0.9%
Wisconsin Public Finance Authority (Celanese US Holdings LLC)
Series 2016C
4.30%, 11/01/30	100	101,425
Wisconsin Public Finance Authority (Mary’s Woods at Marylhurst, Inc.)
Series 2017A
5.25%, 5/15/42 (a)	130	134,939
Wisconsin Public Finance Authority (Maryland Proton Treatment Center LLC)
Series 2018A-1
6.375%, 1/01/48 (a)(d)	125	127,930
Wisconsin Public Finance Authority (Million Air Two LLC Obligated Group)
Series 2017B
7.125%, 6/01/41 (a)(d)	165	171,390

		535,684

Total Municipal Obligations (cost $52,036,475)		52,911,224

	Principal Amount (000)	U.S. $ Value
CORPORATES - INVESTMENT GRADE - 2.8%
Industrial - 1.7%
Basic - 0.2%
Glencore Funding LLC
3.00%, 10/27/22 (a)	$100	$97,107

Communications - Telecommunications - 0.3%
AT&T, Inc.
3.956% (LIBOR 3 Month + 1.18%), 6/12/24 (g)	165	163,292

Consumer Cyclical - Automotive – 0.3%
Ford Motor Credit Co. LLC
2.425%, 6/12/20	200	195,322

Consumer Non-Cyclical - 0.7%
CVS Health Corp.
3.35%, 3/09/21	250	251,058
Cigna Corp.
3.40%, 9/17/21 (a)	165	165,673

		416,731

Technology - 0.2%
Hewlett Packard Enterprise Co.
2.10%, 10/04/19 (a)	105	104,320

		976,772

Financial Institutions - 1.1%
Banking - 0.8%
Bank of America Corp.
Series G
2.369%, 7/21/21	305	301,922
Capital One Financial Corp.
2.40%, 10/30/20	165	162,959

		464,881

Finance – 0.3%
AIG Global Funding
2.15%, 7/02/20 (a)	150	148,007

		612,888

Total Corporates - Investment Grade (cost $1,604,958)		1,589,660

COLLATERALIZED MORTGAGE OBLIGATIONS - 2.6%
Risk Share Floating Rate - 2.6%
Bellemeade Re Ltd.
Series 2018-2A, Class M1B
3.86% (LIBOR 1 Month + 1.35%), 8/25/28 (a)(g)	200	199,335
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C01, Class M2
6.91% (LIBOR 1 Month + 4.40%), 1/25/24 (g)	500	558,387

	Principal Amount (000)	U.S. $ Value
Series 2016-C01, Class 1M2
9.26% (LIBOR 1 Month + 6.75%), 8/25/28 (g)	$140	$163,748
Series 2016-C02, Class 1M2
8.51% (LIBOR 1 Month + 6.00%), 9/25/28 (g)	500	573,395

Total Collateralized Mortgage Obligations (cost $1,496,616)		1,494,865

ASSET-BACKED SECURITIES - 1.6%
Autos - Fixed Rate - 0.5%
Ally Auto Receivables Trust
Series 2016-2, Class A4
1.60%, 1/15/21	100	99,500
CarMax Auto Owner Trust
Series 2017-3, Class A2A
1.64%, 9/15/20	28	28,310
Hertz Vehicle Financing II LP
Series 2016-1A, Class A
2.32%, 3/25/20 (a)	100	99,868
Mercedes-Benz Auto Lease Trust
Series 2017-A, Class A3
1.79%, 4/15/20	91	90,900

		318,578

Credit Cards - Fixed Rate - 0.8%
Synchrony Credit Card Master Note Trust
Series 2016-1, Class A
2.04%, 3/15/22	100	99,899
World Financial Network Credit Card Master Trust
Series 2018-B, Class A
3.46%, 7/15/25	335	338,603

		438,502

Other ABS - Fixed Rate - 0.3%
SoFi Consumer Loan Program Trust
Series 2018-3, Class A2
3.67%, 8/25/27 (a)(d)	172	173,903

Total Asset-Backed Securities (cost $926,377)		930,983

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.3%
Non-Agency Fixed Rate CMBS - 0.2%
Citigroup Commercial Mortgage Trust
Series 2015-GC29, Class A2
2.674%, 4/10/48	95	94,245

Non-Agency Floating Rate CMBS - 1.1%
BAMLL Commercial Mortgage Securities Trust
Series 2017-SCH, Class AF
3.509% (LIBOR 1 Month + 1.00%), 11/15/33 (a)(d)(g)	250	249,916

	Principal Amount (000)	U.S. $ Value
BX Trust
Series 2017-IMC, Class A
3.559% (LIBOR 1 Month + 1.05%), 10/15/32 (a)(g)	$150	$149,103
DBWF Mortgage Trust
Series 2018-GLKS, Class A
3.41% (LIBOR 1 Month + 1.03%), 11/19/35 (a)(g)	275	272,684

		671,703

Total Commercial Mortgage-Backed Securities (cost $769,034)		765,948

COLLATERALIZED LOAN OBLIGATIONS - 0.4%
CLO - Floating Rate - 0.4%
THL Credit Wind River 2014-2 CLO Ltd.
Series 2014-2A, Class AR
3.927% (LIBOR 3 Month + 1.14%), 1/15/31 (a)(d)(g) (cost $250,000)	250	248,262

CORPORATES - NON-INVESTMENT GRADE - 0.2%
Industrial - 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.00%, 3/01/23 (a) (cost $130,000)	130	126,996

Total Investments - 100.2% (cost $57,213,460) (h)		58,067,938
Other assets less liabilities - (0.2)%		(117,362)

Net Assets - 100.0%		$57,950,576

CENTRALLY CLEARED INTEREST RATE SWAPS

		Rate Type
Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
USD 8,270	12/11/21	3 Month LIBOR	2.868%	Quarterly/Semi-Annual	$69,124	$	– 0	–	$69,124
USD 8,200	1/07/22	3 Month LIBOR	2.488%	Quarterly/Semi-Annual	(19,121)		– 0	–	(19,121)
USD 5,200	1/16/22	3 Month LIBOR	2.637%	Quarterly/Semi-Annual	11,227		– 0	–	11,227
USD 4,050	1/07/25	2.488%	3 Month LIBOR	Semi-Annual/Quarterly	16,801		– 0	–	16,801
USD 3,550	12/11/25	2.880%	3 Month LIBOR	Semi-Annual/Quarterly	(66,687)		– 0	–	(66,687)
USD 790	9/11/48	3.031%	3 Month LIBOR	Semi-Annual/Quarterly	(44,539)		– 0	–	(44,539)

					$(33,195)	$	– 0	–	$(33,195)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	7.46%	USD	17	$(2,241)	$(1,732)	$(509)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	515	(67,833)	(62,731)	(5,102)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	1,000	(131,800)	(133,813)	2,013
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	525	(69,168)	(73,448)	4,280
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	9	(1,186)	(925)	(261)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	114	(15,015)	(11,735)	(3,280)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	171	(22,538)	(17,151)	(5,387)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	1,000	(131,800)	(136,144)	4,344
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	149	(19,638)	(14,505)	(5,133)

						$(461,219)	$(452,184)	$(9,035)

*	Termination date

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	7,000	8/24/20	2.168%	CPI#	Maturity	$(86,970)
Barclays Bank PLC	USD	1,737	10/15/20	2.208%	CPI#	Maturity	(21,113)
Citibank, NA	USD	1,260	10/17/20	2.220%	CPI#	Maturity	(15,469)
Citibank, NA	USD	5,000	10/29/21	2.125%	CPI#	Maturity	(53,413)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	USD	2,500	7/15/22	1.775%	CPI#	Maturity	$7,105
JPMorgan Chase Bank, NA	USD	2,000	7/15/25	2.087%	CPI#	Maturity	(15,917)

							$(185,777)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2019, the aggregate market value of these securities amounted to $4,996,686 or 8.6% of net assets.

(b)	Non-income producing security.
(c)	Defaulted.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Illiquid security.
(f)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2014A 7.50%, 07/01/23	7/31/14	$173,773	$3	0.00%

(g)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at January 31, 2019.
(h)

As of January 31, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,405,521 and gross unrealized depreciation of investments was $(779,050), resulting in net unrealized appreciation of $626,471.

As of January 31, 2019, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 1.2% and 0.0%, respectively.

Glossary:

ABS	-	Asset-Backed Securities
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
CMBS	-	Commercial Mortgage-Backed Securities
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
LIBOR	-	London Interbank Offered Rates
NATL	-	National Interstate Corporation

AB Bond Fund, Inc.

AB Tax-Aware Fixed Income Portfolio

January 31, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2019:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$48,526,794		$4,384,430		$52,911,224
Corporates - Investment Grade		– 0	–	1,589,660		– 0	–	1,589,660
Collateralized Mortgage Obligations		– 0	–	1,494,865		– 0	–	1,494,865
Asset-Backed Securities		– 0	–	757,080		173,903		930,983
Commercial Mortgage-Backed Securities		– 0	–	516,032		249,916		765,948
Collateralized Loan Obligations		– 0	–	– 0	–	248,262		248,262
Corporates - Non-Investment Grade		– 0	–	126,996		– 0	–	126,996

Total Investments in Securities		– 0	–	53,011,427		5,056,511		58,067,938
Other Financial Instruments (a):
Assets:
Centrally Cleared Interest Rate Swaps		– 0	–	97,152		– 0	–	97,152
Inflation (CPI) Swaps		– 0	–	7,105		– 0	–	7,105
Liabilities:
Centrally Cleared Interest Rate Swaps		– 0	–	(130,347)		– 0	–	(130,347)
Credit Default Swaps		– 0	–	(461,219)		– 0	–	(461,219)
Inflation (CPI) Swaps		– 0	–	(192,882)		– 0	–	(192,882)

Total (b)	$	– 0	–	$52,331,236		$5,056,511		$57,387,747

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(b)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Asset-Backed Securities		Commercial Mortgage-Backed Securities
Balance as of 10/31/18	$4,413,007		$172,195		$252,822
Accrued discounts/(premiums)	654		– 0	–	– 0	–
Realized gain (loss)	(7,885)		– 0	–	– 0	–
Change in unrealized appreciation/depreciation	28,564		1,708		(2,906)
Purchases	423,695		– 0	–	– 0	–
Sales	(473,605)		– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 1/31/19	$4,384,430		$173,903		$249,916

Net change in unrealized appreciation/depreciation from investments held as of 1/31/19	$38,549		$1,708		$(2,906)

	Collateralized Loan Obligations		Total
Balance as of 10/31/18	$250,027		$5,088,051
Accrued discounts/(premiums)	– 0	–	654
Realized gain (loss)	– 0	–	(7,885)
Change in unrealized appreciation/depreciation	(1,765)		25,601
Purchases	– 0	–	423,695
Sales	– 0	–	(473,605)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 1/31/19	$248,262		$5,056,511

Net change in unrealized appreciation/depreciation from investments held as of 1/31/19	$(1,765)		$35,586

As of January 31, 2019, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Bond Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 25, 2019

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	March 25, 2019